UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22619
Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2014 – October 31, 2015
Item 1: Reports to Shareholders

Annual Report | October 31, 2015

Vanguard Total International Bond

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
About Your Fund’s Expenses.	115
Glossary.	117

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2015

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.86%	1.51%	1.53%	3.04%
ETF Shares	0.86
Market Price				3.03
Net Asset Value				3.07
Admiral™ Shares	0.94	1.53	1.53	3.06
Institutional Shares	1.02	1.59	1.56	3.15
Barclays Global Aggregate ex-USD Float Adjusted
RIC Capped Index (USD Hedged)				3.38
International Income Funds Average				-5.31
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE
Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through October 31, 2015

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total International Bond Index Fund
Investor Shares	$10.45	$10.61	$0.157	$0.000
ETF Shares	52.23	53.04	0.786	0.000
Admiral Shares	20.89	21.21	0.318	0.000
Institutional Shares	31.34	31.83	0.495	0.000

Chairman’s Letter

Dear Shareholder,

Monetary policy diverged stateside and abroad during the 12 months ended October 31, 2015. In the United States, the Federal Reserve readied the markets for an eventual rise in short-term interest rates. Elsewhere, however, many central banks carried out further monetary easing aimed at spurring growth and heading off deflation. In part because of that easing, international bond yields largely ended the period lower than where they started.

With yields moving lower, bond prices rose. Vanguard Total International Bond Index Fund returned 3.04% for Investor Shares for the fiscal year, and price gains accounted for roughly half of that result. The fund’s other share classes, with their lower expense ratios, returned a bit more.

The fund came close to matching the 3.38% return of its expense-free benchmark, the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). That’s a long name, but it gives a pretty good description of how the index is constructed. The index includes investment-grade non-U.S. issues (that’s the “ex-USD” part) available for public trading (“Float Adjusted”). It also puts an upper limit on its exposure to any one issuer (“RIC Capped”) and mitigates the impact of exchange rates on returns for U.S.-based investors (“USD Hedged”).

Although the fund placed well ahead of the –5.31% average return of its peer group of international income funds, bear in mind that, unlike your fund, these peers don’t generally hedge their currency exposure. This year the fund’s hedging helped its returns, as the U.S. dollar strengthened against a number of major currencies, including the euro, British pound, and yen. In a dollar-weakening scenario, however, your fund would be at a disadvantage compared with its unhedged competitors.

As you probably know, the fund’s use of currency hedging strategies is not a “bet” on the future direction of exchange rates. We use these strategies simply so investment returns reflect the underlying performance of international bonds.

The fund’s 30-day SEC yield for Investor Shares was 0.86% at the end of the fiscal year, down from 1.08% a year earlier. Although the SEC yield can be a useful indicator of future returns for U.S. bond funds, it is an imprecise predictor of future returns for international bond funds.

The search for a safe haven gave bonds a bit of a boost

The broad U.S. taxable bond market, which returned 1.96% over the fiscal year, benefited from investors’ desire for safe-haven assets during periods of stock market volatility. The yield of the 10-year U.S. Treasury note ended October at 2.17%, down from 2.31% a year earlier. (Bond prices and yields move in opposite directions.)

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2015
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	1.96%	1.65%	3.03%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.87	2.91	4.28
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

Stocks
Russell 1000 Index (Large-caps)	4.86%	16.28%	14.32%
Russell 2000 Index (Small-caps)	0.34	13.90	12.06
Russell 3000 Index (Broad U.S. market)	4.49	16.09	14.14
FTSE All-World ex US Index (International)	-3.83	5.20	2.99

CPI
Consumer Price Index	0.17%	0.93%	1.69%

As I noted, currency exchange rates had a big effect on the returns of non-U.S. bonds. Unhedged, international bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.74%, held back by the dollar’s strength against many foreign currencies. Without this currency effect, international bond returns were positive.

Returns for money market funds and savings accounts continued to be constrained by the Fed’s 0%–0.25% target for short-term interest rates.

The U.S. stock market fluctuated on its way to modest returns

The broad U.S. stock market returned more than 4% for the fiscal year ended October 31. Stocks generally climbed during the first nine months before dropping sharply in August and September. Fears surfaced in late summer that slower economic growth in China would spread across the globe.

In October, however, stocks rallied as the Federal Reserve maintained its historically low short-term interest rates. Corporate earnings, although generally lower than in the past couple of years, mostly exceeded expectations.

The strength of the U.S. dollar against foreign currencies contributed to a return of about –4% for international stocks. Returns for the developed markets of the Pacific region and Europe were essentially flat despite central bank stimulus to counter sluggish growth and low inflation. Stocks

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.23%	0.19%	0.19%	0.12%	1.06%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2015, the fund’s expense ratios were 0.17% for Investor Shares, 0.15% for ETF Shares, 0.14% for
Admiral Shares, and 0.09% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters
Company, and captures information through year-end 2014.

Peer group: International Income Funds.

tumbled in emerging markets, where concerns about China seemed to weigh most heavily.

Central bank policy nudged yields lower

Across the globe, central banks remained in the spotlight. In the United States, improvements in the economy led the Fed to wind down its massive bond-buying program in October 2014 and begin to prepare the markets for the first hike in short-term interest rates in almost a decade.

Many economies abroad, however, have had to grapple with anemic or decelerating growth that, along with a global downturn in commodity prices, has pushed inflation to worryingly low levels. Fears of deflation led the European Central Bank—which had already lowered key interest rates to near zero and set a negative rate for overnight deposits of bank reserves—to launch its own quantitative-easing program in March, set to run through September 2016. The program, which was larger than the markets had expected, drove bond yields lower and prices higher.

Euro zone bonds, which together with U.K. bonds made up roughly half of the fund’s assets, produced above-par returns for the period. Securities issued in some of the lower-rated European markets, including Italy and Spain, were among the best performers, helping the return for this region come in a little under 4% for the 12 months. U.K. bonds did even better. Japan’s central bank has also taken action in the last few years. With the country’s economy continuing to seesaw between growth and contraction, the Bank of Japan announced in late 2014 that it would significantly increase the size of the quantitative-easing program it began back in 2013. Increased demand for Japanese bonds, which account for more than a fifth of your fund’s assets, pushed their already very low yields even lower. While that caused their prices to rise, the small amount of income they produced meant these bonds returned a little less than 3% for the fund.

In addition to central bank policy, demand for bonds was helped at times by other factors, including bouts of volatility in global stock markets, twists and turns in the Greek debt crisis, and concerns about how fallout from the slowdown in China will affect the global economy.

Longer-term bonds in the fund outperformed their shorter-term counterparts. The picture was more mixed with regard to credit quality, but bonds in the lowest investment-grade category returned a little more on average than higher-quality bonds.

In its first few years, your fund has made a strong beginning

The objective of every index fund is to closely track the performance of its target index (which has a leg up from the start, as it incurs no expenses). With an international bond fund, this objective is especially challenging for a couple of reasons. The first is that keeping expenses low is no easy feat: Transaction costs can be relatively high in some less-developed foreign markets, particularly for bonds, which don’t trade on central exchanges. The second is that the international bond market is vast. Because owning all the securities in your fund’s index would be impractical, the advisor selects a sample of bonds that together reflect the characteristics of the benchmark index—a pretty complicated endeavor, as you can imagine, given the more than 8,000 bonds in your fund’s index.

Although your fund has a track record of less than three years, its average annual return since inception of 3.98% for Investor Shares came close to matching the 4.31% return for its expense-free benchmark over the same period. The fund placed well ahead of the –1.26% average for its peers.

A dose of discipline is crucial when markets become volatile

The developments over the past few months remind us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles:

Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2015

Total International Bond Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.23%	0.19%	0.19%	0.12%
30-Day SEC Yield	0.86%	0.86%	0.94%	1.02%

Financial Attributes

		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)
Number of Bonds	3,927	8,068
Yield to Maturity
(before expenses)	1.1%	1.1%
Average Coupon	2.7%	2.9%
Average Duration	7.4 years	7.3 years
Average Effective
Maturity	8.9 years	8.9 years
Short-Term Reserves	1.0%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Finance	5.7
Foreign Government	82.3
Industrial	4.9
Utilities	1.3
Other	5.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	22.4%
Aa	27.9
A	31.2
Baa	18.5

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in
Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	2.1%
1 - 3 Years	19.7
3 - 5 Years	21.2
5 - 10 Years	30.6
10 - 20 Years	15.7
20 - 30 Years	8.4
Over 30 Years	2.3

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.17% for Investor Shares, 0.15% for ETF Shares, 0.14% for Admiral Shares, and 0.09% for
Institutional Shares.

Total International Bond Index Fund

Investment Focus

Market Diversification (% of portfolio )
Fund
Europe
France	11.5%
Germany	9.9
United Kingdom	9.0
Italy	8.3
Spain	5.5
Netherlands	3.3
Belgium	2.2
Austria	1.5
Sweden	1.5
Switzerland	1.4
Other	3.0
Subtotal	57.1%
Pacific
Japan	22.0%
Australia	2.6
South Korea	2.6
Other	0.6
Subtotal	27.8%
Emerging Markets
Other	3.8
North America
Canada	5.3%
United States	2.0
Subtotal	7.3%
Middle East	0.3%
Other	3.7%

Allocation by Region (% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2015

			Since	Final Value
		One	Inception	of a $10,000
		Year	(5/31/2013)	Investment

	Total International Bond Index Fund
	Investor Shares	3.04%	3.98%	$10,990
	Barclays Global Aggregate ex-USD
••••••••	Float Adjusted RIC Capped Index (USD
	Hedged)	3.38	4.31	11,074

– – – –	International Income Funds Average	-5.31	-1.26	9,698

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
ETF Shares Net Asset Value	3.07%	4.00%	$10,994
Total International Bond Index Fund
ETF Shares Market Price	3.03	4.10	11,021
Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	3.38	4.31	11,074

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2015

		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund Admiral
Shares	3.06%	4.00%	$10,995
Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	3.38	4.31	11,074
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
Institutional Shares	3.15%	4.08%	$5,507,734
Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	3.38	4.31	5,536,767
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2015

		Since
	One	Inception
	Year	(5/31/2013)
Total International Bond Index Fund ETF Shares
Market Price	3.03%	10.21%
Total International Bond Index Fund ETF Shares
Net Asset Value	3.07	9.94
Barclays Global Aggregate ex-USD Float Adjusted
RIC Capped Index (USD Hedged)	3.38	10.74
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): May 31, 2013, Through October 31, 2015

				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38

Total International Bond Index Fund

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	3.12%	1.49%	2.40%	3.89%
ETF Shares	5/31/2013
Market Price		3.08			4.01
Net Asset Value		3.06			3.90
Admiral Shares	5/31/2013	3.10	1.53	2.38	3.91
Institutional Shares	5/31/2013	3.14	1.58	2.39	3.97

Total International Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	7,928
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,274
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,183
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	4,000	4,427
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	3,000	3,401
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	3,000	3,783
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,667
Commonwealth Bank of Australia	5.750%	1/25/17	AUD	10,000	7,424
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	10,506
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	803
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	5,913
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,190
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	794
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,291
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,000	8,075
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	2,931
Westpac Banking Corp.	5.750%	2/6/17	AUD	10,000	7,432
					79,022
Corporate Bonds (0.5%)
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	8,385
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,589
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	826
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,592
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,186
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,000	1,995
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	4,752
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	5,764
Australia & New Zealand Banking Group Ltd.	3.750%	7/25/19	AUD	4,000	2,927
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	3,800	4,359
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,160
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	582
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	5,000	7,621
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	5,700	7,011
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,100	4,680
BHP Billiton Finance Ltd.	6.375%	4/4/16	EUR	2,000	2,256
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,164

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,269
Commonwealth Bank of Australia	2.250%	12/7/18	GBP	4,000	6,251
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,317
Commonwealth Bank of Australia	4.250%	11/10/16	EUR	4,000	4,582
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,440
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	500	530
Macquarie Bank Ltd.	2.500%	9/18/18	EUR	400	462
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,200
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,582
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,893
National Australia Bank Ltd.	0.875%	1/20/22	EUR	5,000	5,408
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,070
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	6,965
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,158
National Australia Bank Ltd.	3.625%	11/8/17	GBP	400	641
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	3,680
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,376
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,240
National Australia Bank Ltd.	4.750%	7/15/16	EUR	4,000	4,541
National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,000	6,960
National Australia Bank Ltd.	6.000%	2/15/17	AUD	7,500	5,587
1 National Australia Bank Ltd.	7.125%	6/12/23	GBP	200	342
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	330
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,434
Origin Energy Finance Ltd.	3.500%	10/4/21	EUR	2,000	2,190
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	5,000	3,808
1 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,670
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	356
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,818
1 Santos Finance Ltd.	8.250%	9/22/70	EUR	1,750	1,980
Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	3,000	4,491
Scentre Group Trust 2	3.250%	9/11/23	EUR	3,273	4,015
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	5,579
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,000	3,305
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,701
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	3,000	2,302
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	3,575
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	5,000	3,731
Telstra Corp. Ltd.	4.750%	3/21/17	EUR	4,500	5,259
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,248
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	550
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,585
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	7,524
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,165
Westpac Banking Corp.	4.250%	9/22/16	EUR	6,000	6,838
Westpac Banking Corp.	6.000%	2/20/17	AUD	3,700	2,758
Westpac Banking Corp.	7.250%	11/18/16	AUD	11,500	8,607
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,224
					240,386
Sovereign Bonds (2.0%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,855
Commonwealth of Australia	1.750%	11/21/20	AUD	15,000	10,535
Commonwealth of Australia	2.750%	10/21/19	AUD	47,000	34,600
Commonwealth of Australia	2.750%	4/21/24	AUD	63,800	46,198

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Commonwealth of Australia	2.750%	6/21/35	AUD	13,365	8,865
Commonwealth of Australia	3.250%	10/21/18	AUD	37,800	28,073
Commonwealth of Australia	3.250%	4/21/25	AUD	87,790	65,900
Commonwealth of Australia	3.250%	4/21/29	AUD	25,000	18,464
Commonwealth of Australia	3.250%	6/21/39	AUD	10,000	7,070
Commonwealth of Australia	3.750%	4/21/37	AUD	26,000	19,937
Commonwealth of Australia	4.250%	7/21/17	AUD	48,000	35,663
Commonwealth of Australia	4.250%	4/21/26	AUD	49,000	39,897
Commonwealth of Australia	4.500%	4/15/20	AUD	34,350	27,141
Commonwealth of Australia	4.500%	4/21/33	AUD	24,500	20,744
Commonwealth of Australia	4.750%	4/21/27	AUD	44,351	37,795
Commonwealth of Australia	5.250%	3/15/19	AUD	48,940	38,786
Commonwealth of Australia	5.500%	1/21/18	AUD	61,000	47,014
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	43,655
Commonwealth of Australia	5.750%	5/15/21	AUD	2,540	2,152
Commonwealth of Australia	5.750%	7/15/22	AUD	64,322	55,618
Commonwealth of Australia	6.000%	2/15/17	AUD	38,000	28,546
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	14,941
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	8,058
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	6,214
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	14,194
New South Wales Treasury Corp.	6.000%	2/1/18	AUD	20,000	15,534
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,143
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	29,206
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,805
Queensland Treasury Corp.	3.250%	7/21/26	AUD	9,500	6,747
Queensland Treasury Corp.	3.500%	9/21/17	AUD	30,000	21,982
Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	33,401
Queensland Treasury Corp.	4.750%	7/21/25	AUD	5,000	4,042
Queensland Treasury Corp.	5.500%	6/21/21	AUD	22,000	18,057
Queensland Treasury Corp.	5.750%	7/22/24	AUD	10,000	8,585
Queensland Treasury Corp.	6.000%	4/21/16	AUD	9,000	6,536
Queensland Treasury Corp.	6.000%	2/21/18	AUD	20,000	15,524
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	21,350
Queensland Treasury Corp.	6.250%	2/21/20	AUD	25,000	20,651
South Australian Government Financing
Authority	2.750%	4/16/25	AUD	6,000	4,134
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	5,835
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	19,631
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	8,629
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	15,000	13,162
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	8,282
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	6,057
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	39,000	27,833
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	10,040
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	12,604
					988,685
Total Australia (Cost $1,488,503)					1,308,093

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	584
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,711
Erste Group Bank AG	3.500%	2/8/22	EUR	600	782
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,612
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,531
Kommunalkredit Austria AG	1.625%	9/25/18	EUR	2,000	2,276
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	373
Raiffeisenlandesbank Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	1,996
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	540
UniCredit Bank Austria AG	1.250%	7/30/18	EUR	500	568
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,783
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,000	2,483
UniCredit Bank Austria AG	2.875%	11/4/16	EUR	2,400	2,714
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,630
					28,583
Corporate Bonds (0.0%)
Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	1,713
OMV AG	3.500%	9/27/27	EUR	2,400	3,027
OMV AG	4.250%	10/12/21	EUR	1,000	1,295
1 OMV AG	6.750%	6/29/49	EUR	1,000	1,169
Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	1,701
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,037
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	635
Telekom Finanzmanagement GmbH	4.250%	1/27/17	EUR	634	730
UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,136
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,000	3,429
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,435
					22,307
Sovereign Bonds (1.3%)
2 Autobahnen- und
Schnellstrassen-Finanzierungs-AG	1.375%	4/9/21	EUR	7,000	8,146
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	652
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,573
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,708
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	4.375%	7/8/19	EUR	4,000	5,102
2 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	4.500%	10/16/17	EUR	1,950	2,337
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,477
2 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,515
HYPO NOE Gruppe Bank AG	1.625%	4/23/18	EUR	700	768
2 KA Finanz AG	0.375%	8/11/20	EUR	5,900	6,515
2 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	7,805
2 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,326
2 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,700
2 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	2,000	2,806
2 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,668

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,483
2	OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,303
2	Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	3,148
2	Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,864
2	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	10,610	13,370
2	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	100	135
	Oesterreichische Kontrollbank AG	3.875%	9/15/16	EUR	2,000	2,276
3	Republic of Austria	0.250%	10/18/19	EUR	19,400	21,633
3	Republic of Austria	1.150%	10/19/18	EUR	14,250	16,308
3	Republic of Austria	1.200%	10/20/25	EUR	30,000	34,261
3,[4]	Republic of Austria	1.650%	10/21/24	EUR	36,500	43,693
3	Republic of Austria	1.750%	10/20/23	EUR	12,000	14,536
3	Republic of Austria	1.950%	6/18/19	EUR	30,000	35,502
3	Republic of Austria	2.400%	5/23/34	EUR	14,600	18,868
3	Republic of Austria	3.150%	6/20/44	EUR	18,180	27,546
3	Republic of Austria	3.200%	2/20/17	EUR	30,000	34,470
3	Republic of Austria	3.400%	11/22/22	EUR	20,000	26,710
3	Republic of Austria	3.500%	9/15/21	EUR	20,000	26,302
3,[4]	Republic of Austria	3.650%	4/20/22	EUR	30,000	40,211
3	Republic of Austria	3.800%	1/26/62	EUR	7,700	14,471
3	Republic of Austria	3.900%	7/15/20	EUR	20,450	26,635
3	Republic of Austria	4.150%	3/15/37	EUR	27,000	44,666
3	Republic of Austria	4.300%	9/15/17	EUR	20,000	23,866
3	Republic of Austria	4.350%	3/15/19	EUR	25,000	31,689
3	Republic of Austria	4.650%	1/15/18	EUR	40,000	48,735
3	Republic of Austria	4.850%	3/15/26	EUR	20,000	30,771
	Republic of Austria	6.250%	7/15/27	EUR	6,750	11,799
						667,349
Total Austria (Cost $766,505)						718,239
Belgium (2.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Belfius Bank SA	0.625%	10/14/21	EUR	11,000	12,203
	Belfius Bank SA	1.250%	1/28/19	EUR	2,000	2,282
	Belfius Bank SA	1.375%	6/5/20	EUR	1,500	1,731
	Belfius Bank SA	2.125%	1/30/23	EUR	3,000	3,647
	KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,477
	KBC Bank NV	0.875%	8/29/16	EUR	4,800	5,318
	KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,133
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,446
						35,237
Corporate Bonds (0.1%)
	Anheuser-Busch InBev NV	2.000%	12/16/19	EUR	750	867
	Anheuser-Busch InBev NV	2.875%	9/25/24	EUR	4,000	4,798
	Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,399
	Anheuser-Busch InBev NV	4.000%	6/2/21	EUR	5,000	6,320
	Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,480	4,092
	Anheuser-Busch InBev NV	8.625%	1/30/17	EUR	3,000	3,636
	Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	1,776
	Belfius Bank SA	2.250%	9/26/18	EUR	5,000	5,737
	BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,008
	KBC Internationale Financieringsmaatschappij NV	2.125%	9/10/18	EUR	5,500	6,334
1	Solvay Finance SA	4.199%	5/29/49	EUR	1,250	1,384
						39,351

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (1.9%)
5	Dexia Credit Local SA	0.200%	7/31/18	EUR	4,000	4,411
5	Dexia Credit Local SA	0.625%	1/21/22	EUR	2,000	2,201
5	Dexia Credit Local SA	1.000%	7/11/16	EUR	5,000	5,533
5	Dexia Credit Local SA	1.250%	11/26/24	EUR	6,200	6,901
5	Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	5,738
5	Dexia Credit Local SA	1.625%	10/29/18	EUR	3,000	3,447
5	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,495
5	Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,431
	Eandis CVBA	1.750%	12/4/26	EUR	6,000	6,585
	Eandis CVBA	2.875%	10/9/23	EUR	1,000	1,226
	Eandis CVBA	4.500%	11/8/21	EUR	1,500	1,991
	Flemish Community	3.000%	1/31/18	EUR	2,000	2,349
	Flemish Community	3.875%	7/20/16	EUR	2,000	2,262
3,[4]	Kingdom of Belgium	0.800%	6/22/25	EUR	62,000	68,135
3	Kingdom of Belgium	1.000%	6/22/31	EUR	28,000	29,135
	Kingdom of Belgium	1.125%	12/21/18	GBP	4,000	6,148
	Kingdom of Belgium	1.250%	6/22/18	EUR	33,000	37,718
3	Kingdom of Belgium	1.900%	6/22/38	EUR	20,000	22,946
	Kingdom of Belgium	2.250%	6/22/23	EUR	41,500	51,790
3	Kingdom of Belgium	2.600%	6/22/24	EUR	60,000	76,932
	Kingdom of Belgium	3.000%	9/28/19	EUR	24,000	29,582
3	Kingdom of Belgium	3.000%	6/22/34	EUR	31,970	43,953
3	Kingdom of Belgium	3.500%	6/28/17	EUR	37,000	43,226
3	Kingdom of Belgium	3.750%	9/28/20	EUR	47,342	61,554
	Kingdom of Belgium	3.750%	6/22/45	EUR	16,000	25,750
3	Kingdom of Belgium	4.000%	3/28/17	EUR	16,000	18,651
3,[4]	Kingdom of Belgium	4.000%	3/28/18	EUR	35,000	42,436
	Kingdom of Belgium	4.000%	3/28/19	EUR	30,000	37,680
	Kingdom of Belgium	4.000%	3/28/22	EUR	28,950	39,449
	Kingdom of Belgium	4.000%	3/28/32	EUR	23,000	35,045
3	Kingdom of Belgium	4.250%	9/28/21	EUR	41,000	55,954
	Kingdom of Belgium	4.250%	9/28/22	EUR	15,000	20,909
3	Kingdom of Belgium	4.250%	3/28/41	EUR	37,250	63,185
3	Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	10,493
3	Kingdom of Belgium	5.000%	3/28/35	EUR	25,000	43,735
3	Kingdom of Belgium	5.500%	9/28/17	EUR	20,000	24,416
	Kingdom of Belgium	5.500%	3/28/28	EUR	23,000	38,283
	Proximus SA	2.375%	4/4/24	EUR	3,100	3,656
	Proximus SA	3.875%	2/7/18	EUR	1,000	1,188
						988,519
Total Belgium (Cost $1,121,110)						1,063,107
Bermuda (0.0%)
Corporate Bond (0.0%)
	Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,349
Total Bermuda (Cost $2,660)						2,349
Brazil (0.0%)
Corporate Bonds (0.0%)
3	BRF SA	2.750%	6/3/22	EUR	2,440	2,510
	Vale SA	3.750%	1/10/23	EUR	1,500	1,503
						4,013

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.0%)
Banco do Brasil SA	3.750%	7/25/18	EUR	500	525
3 Banco do Brasil SA	3.750%	7/25/18	EUR	3,000	3,150
Federative Republic of Brazil	2.875%	4/1/21	EUR	3,900	3,933
					7,608
Total Brazil (Cost $14,406)					11,621
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,322
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,219
Republic of Bulgaria	2.950%	9/3/24	EUR	800	913
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,021
Total Bulgaria (Cost $10,493)					10,475
Canada (5.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Bank of Montreal	1.000%	5/7/19	EUR	5,000	5,646
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,000	11,125
Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	5,647
Caisse Centrale Desjardins	1.125%	3/11/19	EUR	3,000	3,399
Canadian Imperial Bank of Commerce	1.250%	8/7/18	EUR	3,000	3,406
National Bank of Canada	0.500%	1/26/22	EUR	4,000	4,369
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,275
National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,796
Royal Bank of Canada	1.250%	10/29/18	EUR	10,000	11,363
Royal Bank of Canada	1.625%	8/4/20	EUR	6,500	7,558
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	4,032
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	3,636
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,354
Toronto-Dominion Bank	0.625%	7/29/19	EUR	5,000	5,498
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,671
					85,775
Corporate Bonds (0.8%)
407 International Inc.	3.870%	11/24/17	CAD	2,000	1,601
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,336
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,290
407 International Inc.	5.750%	2/14/36	CAD	750	717
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,192
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,641
AltaLink LP	3.990%	6/30/42	CAD	2,000	1,501
American Express Canada Credit Corp.	2.310%	3/29/18	CAD	4,000	3,104
Bank of Montreal	2.100%	10/6/20	CAD	100	76
Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,511
Bank of Montreal	2.240%	12/11/17	CAD	7,500	5,832
Bank of Montreal	2.390%	7/12/17	CAD	5,000	3,891
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,434
Bank of Montreal	6.020%	5/2/18	CAD	4,000	3,390
Bank of Nova Scotia	2.090%	9/9/20	CAD	400	305
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	15,338
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	5,819
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	7,553
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,200	3,068
Bank of Nova Scotia	2.598%	2/27/17	CAD	2,000	1,556

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	3,951
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	4,024
Bell Canada	3.250%	6/17/20	CAD	5,000	3,958
Bell Canada	3.350%	6/18/19	CAD	5,000	3,977
Bell Canada	3.350%	3/22/23	CAD	5,000	3,870
Bell Canada	4.350%	12/18/45	CAD	3,000	2,090
Bell Canada	4.750%	9/29/44	CAD	3,500	2,607
Bell Canada	5.520%	2/26/19	CAD	2,000	1,688
1 BMO Capital Trust II	10.221%	12/31/07	CAD	500	470
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	5,571
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,234
Brookfield Renewable Energy Partners ULC	3.752%	6/2/25	CAD	5,451	4,058
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	9,750	7,364
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,153
Cameco Corp.	4.190%	6/24/24	CAD	1,500	1,182
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	11,048
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,330
Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,168
Canadian Imperial Bank of Commerce	2.650%	11/8/16	CAD	10,000	7,763
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	1,500	1,152
Canadian Pacific Railway Co.	6.250%	6/1/18	CAD	5,000	4,251
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,000	947
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,557
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,569
Capital Power LP	5.276%	11/16/20	CAD	4,000	3,242
CU Inc.	4.085%	9/2/44	CAD	5,000	3,797
CU Inc.	4.543%	10/24/41	CAD	1,000	816
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	818
Enbridge Inc.	4.240%	8/27/42	CAD	2,000	1,301
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,914
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	754
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,000	1,663
1 Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	3,231
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,700	2,512
HSBC Bank	2.908%	9/29/21	CAD	3,000	2,327
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	3,880
HSBC Bank Canada	2.938%	1/14/20	CAD	2,000	1,574
HSBC Bank Canada	3.558%	10/4/17	CAD	10,000	7,922
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,000	1,620
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,196
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	852
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,800	2,250
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,814
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,000	817
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,637
Manulife Financial Corp.	7.768%	4/8/19	CAD	300	272
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,325
National Bank of Canada	1.742%	3/3/20	CAD	500	378
1 National Bank of Canada	3.261%	4/11/22	CAD	7,000	5,462
NAV Canada	1.949%	4/19/18	CAD	2,000	1,553
NAV Canada	5.304%	4/17/19	CAD	1,000	862
North West Redwater Partnership /
NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,816
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,000	913

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,106
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,416
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,620	4,550
RioCan REIT	3.850%	6/28/19	CAD	1,025	823
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,154
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	5,218
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,000	1,755
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,144	2,942
Royal Bank of Canada	0.750%	10/23/18	CHF	2,000	2,090
Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	5,826
Royal Bank of Canada	2.350%	12/9/19	CAD	16,750	13,042
Royal Bank of Canada	2.770%	12/11/18	CAD	28,000	22,102
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	5,571
1 Royal Bank of Canada	2.990%	12/6/24	CAD	4,000	3,145
Royal Office Finance LP	5.209%	11/12/32	CAD	4,476	4,168
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,054
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,500	2,220
Sobeys Inc.	3.520%	8/8/18	CAD	2,000	1,579
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,546
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	709
Suncor Energy Inc.	5.800%	5/22/18	CAD	5,000	4,198
Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,249
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,336
TELUS Corp.	3.200%	4/5/21	CAD	750	590
TELUS Corp.	3.350%	4/1/24	CAD	7,500	5,716
TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,917
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,057
TELUS Corp.	4.850%	4/5/44	CAD	1,000	751
Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	3,330
Thomson Reuters Corp.	4.350%	9/30/20	CAD	3,864	3,177
Toronto-Dominion Bank	1.693%	4/2/20	CAD	5,000	3,785
Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	5,822
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	3,916
Toronto-Dominion Bank	2.621%	12/22/21	CAD	2,450	1,910
Toronto-Dominion Bank	3.226%	7/24/24	CAD	10,450	8,311
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	4,056
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,503
Union Gas Ltd.	4.880%	6/21/41	CAD	3,500	2,934
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	7,461
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,593
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	231
					402,514
Sovereign Bonds (4.2%)
Canada	0.250%	5/1/17	CAD	40,000	30,466
Canada	0.750%	9/1/20	CAD	19,500	14,826
Canada	1.000%	11/1/16	CAD	35,000	26,899
Canada	1.250%	8/1/17	CAD	30,000	23,216
Canada	1.250%	2/1/18	CAD	40,000	31,061
Canada	1.250%	3/1/18	CAD	51,600	40,077
Canada	1.250%	9/1/18	CAD	25,000	19,466
Canada	1.500%	2/1/17	CAD	78,450	60,730
Canada	1.500%	3/1/17	CAD	20,000	15,491
Canada	1.500%	6/1/23	CAD	15,000	11,609
Canada	1.750%	3/1/19	CAD	21,500	17,034

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canada	1.750%	9/1/19	CAD	30,000	23,824
	Canada	2.250%	6/1/25	CAD	14,700	11,950
	Canada	2.500%	6/1/24	CAD	15,585	12,937
	Canada	2.750%	6/1/22	CAD	44,120	37,113
	Canada	2.750%	12/1/48	CAD	15,500	13,002
	Canada	2.750%	12/1/64	CAD	19,500	17,002
	Canada	3.250%	6/1/21	CAD	32,450	27,847
	Canada	3.500%	1/13/20	EUR	2,000	2,523
	Canada	3.500%	6/1/20	CAD	25,000	21,430
	Canada	3.500%	12/1/45	CAD	23,640	22,767
	Canada	3.750%	6/1/19	CAD	34,400	29,175
	Canada	4.000%	6/1/17	CAD	25,440	20,510
	Canada	4.000%	6/1/41	CAD	37,000	37,450
	Canada	4.250%	6/1/18	CAD	82,000	68,584
	Canada	5.000%	6/1/37	CAD	33,065	36,957
	Canada	5.750%	6/1/29	CAD	34,530	38,362
	Canada	5.750%	6/1/33	CAD	56,645	66,038
	Canada	8.000%	6/1/23	CAD	6,000	6,796
	Canada	8.000%	6/1/27	CAD	7,000	8,841
3	Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	6,928
3	Canada Housing Trust No 1	1.250%	12/15/20	CAD	10,000	7,608
3	Canada Housing Trust No 1	1.700%	12/15/17	CAD	57,000	44,468
[3,6]	Canada Housing Trust No 1	1.750%	6/15/18	CAD	20,000	15,626
3	Canada Housing Trust No 1	1.850%	12/15/16	CAD	10,000	7,754
3	Canada Housing Trust No 1	1.950%	6/15/19	CAD	13,000	10,224
3	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	15,025
3	Canada Housing Trust No 1	2.000%	12/15/19	CAD	28,800	22,912
3	Canada Housing Trust No 1	2.050%	6/15/17	CAD	10,000	7,817
3	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	7,877
3	Canada Housing Trust No 1	2.350%	12/15/18	CAD	10,000	7,966
3	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	7,996
3	Canada Housing Trust No 1	2.550%	3/15/25	CAD	8,000	6,432
3	Canada Housing Trust No 1	2.650%	3/15/22	CAD	16,500	13,428
3	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	11,503
3	Canada Housing Trust No 1	3.150%	9/15/23	CAD	5,000	4,188
3	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	10,133
[3,6]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	8,514
3	Canada Housing Trust No 1	3.800%	6/15/21	CAD	37,685	32,264
[3,6]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	8,377
6	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,473
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	303
	City of Montreal	3.000%	9/1/25	CAD	4,000	3,063
	City of Montreal	3.500%	9/1/23	CAD	7,200	5,807
	City of Montreal	4.100%	12/1/34	CAD	3,000	2,408
	City of Toronto	2.950%	4/28/35	CAD	3,000	2,078
	City of Toronto	3.900%	9/29/23	CAD	4,742	3,974
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,087
	City of Toronto	4.500%	12/2/19	CAD	5,000	4,254
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,783
	City of Toronto	5.200%	6/1/40	CAD	1,000	941
	Export Development Canada	0.875%	12/7/16	GBP	1,000	1,541
	Export Development Canada	1.875%	12/17/18	GBP	3,000	4,724
	Export Development Canada	3.500%	6/5/19	AUD	10,000	7,398
	Financement-Quebec	2.450%	12/1/19	CAD	9,000	7,190

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,879
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,586
	Hydro One Inc.	3.200%	1/13/22	CAD	5,000	4,066
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,407
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,091
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,555
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	902
	Hydro One Inc.	5.490%	7/16/40	CAD	3,000	2,782
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,043
	Hydro-Quebec	5.000%	2/15/45	CAD	13,500	13,326
	Hydro-Quebec	5.000%	2/15/50	CAD	14,500	14,632
	Hydro-Quebec	6.000%	8/15/31	CAD	4,000	4,116
	Hydro-Quebec	6.000%	2/15/40	CAD	11,000	11,957
	Hydro-Quebec	6.500%	1/16/35	CAD	280	309
	Hydro-Quebec	6.500%	2/15/35	CAD	6,000	6,616
	Hydro-Quebec	9.625%	7/15/22	CAD	7,000	7,879
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,273
[3,6]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,645
[3,6]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	1,875	1,760
6	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,600	3,804
	Municipal Finance Authority of British Columbia	2.050%	6/2/19	CAD	7,150	5,601
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	6,000	4,739
[3,6]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.630%	6/1/29	CAD	5,000	4,349
[3,6]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.830%	6/1/37	CAD	1,000	890
[3,6]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.860%	12/1/48	CAD	1,500	1,391
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,294
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	3,250	3,553
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,812
	Province of Alberta	1.250%	6/1/20	CAD	15,900	12,062
	Province of Alberta	1.700%	12/15/17	CAD	7,500	5,829
	Province of Alberta	2.350%	6/1/25	CAD	9,300	7,021
	Province of Alberta	2.900%	9/20/29	CAD	5,800	4,392
	Province of Alberta	3.300%	12/1/46	CAD	3,000	2,270
	Province of Alberta	3.450%	12/1/43	CAD	9,000	6,989
	Province of Alberta	3.900%	12/1/33	CAD	2,000	1,671
	Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,010
	Province of British Columbia	2.800%	6/18/48	CAD	6,000	4,142
	Province of British Columbia	2.850%	6/18/25	CAD	11,000	8,728
	Province of British Columbia	3.200%	6/18/44	CAD	6,800	5,109
	Province of British Columbia	3.250%	12/18/21	CAD	2,000	1,662
	Province of British Columbia	3.300%	12/18/23	CAD	11,000	9,106
	Province of British Columbia	4.100%	12/18/19	CAD	15,000	12,758
	Province of British Columbia	4.300%	6/18/42	CAD	7,500	6,746
	Province of British Columbia	4.650%	12/18/18	CAD	2,000	1,675
	Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,087
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,031
	Province of British Columbia	4.950%	6/18/40	CAD	7,000	6,834
	Province of British Columbia	5.700%	6/18/29	CAD	3,500	3,527
	Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,300
	Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,298
	Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,366

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,448
Province of Manitoba	4.050%	9/5/45	CAD	2,000	1,685
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,214
Province of Manitoba	4.150%	6/3/20	CAD	6,000	5,131
Province of Manitoba	4.400%	9/5/25	CAD	3,500	3,082
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,701
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,645
Province of Manitoba	4.750%	2/11/20	CAD	5,000	4,356
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,054
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,017
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,291
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	9,185
Province of New Brunswick	3.800%	8/14/45	CAD	2,965	2,363
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	1,654
Province of New Brunswick	4.550%	3/26/37	CAD	1,000	885
Province of New Brunswick	4.800%	9/26/39	CAD	2,500	2,302
Province of New Brunswick	4.800%	6/3/41	CAD	2,750	2,543
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,693
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	2,950	2,144
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,000	1,795
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	1,011
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,284
Province of Nova Scotia	3.500%	6/2/62	CAD	2,500	1,917
Province of Nova Scotia	4.100%	6/1/21	CAD	11,000	9,432
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	1,775
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,857
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,044
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,419
Province of Ontario	1.875%	5/21/24	EUR	5,000	5,939
Province of Ontario	1.900%	9/8/17	CAD	22,000	17,143
Province of Ontario	2.100%	9/8/18	CAD	15,000	11,806
Province of Ontario	2.100%	9/8/19	CAD	41,500	32,732
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,254
Province of Ontario	2.600%	6/2/25	CAD	48,465	37,401
Province of Ontario	2.850%	6/2/23	CAD	35,000	28,067
Province of Ontario	2.900%	12/2/46	CAD	25,590	17,798
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,622
Province of Ontario	3.150%	6/2/22	CAD	28,000	23,056
Province of Ontario	3.450%	6/2/45	CAD	37,590	29,121
Province of Ontario	3.500%	6/2/24	CAD	40,250	33,529
Province of Ontario	3.500%	6/2/43	CAD	26,500	20,687
Province of Ontario	4.000%	12/3/19	EUR	2,000	2,538
Province of Ontario	4.000%	6/2/21	CAD	13,500	11,606
Province of Ontario	4.200%	6/2/20	CAD	18,000	15,454
Province of Ontario	4.300%	3/8/17	CAD	5,000	4,004
Province of Ontario	4.400%	6/2/19	CAD	5,000	4,250
Province of Ontario	4.600%	6/2/39	CAD	22,000	20,200
Province of Ontario	4.650%	6/2/41	CAD	22,500	20,907
Province of Ontario	4.700%	6/2/37	CAD	22,500	20,834
Province of Ontario	4.850%	6/2/20	CAD	10,000	8,805
Province of Ontario	5.600%	6/2/35	CAD	20,000	20,407
Province of Ontario	5.850%	3/8/33	CAD	9,500	9,847
Province of Ontario	6.200%	6/2/31	CAD	6,000	6,341
Province of Ontario	6.500%	3/8/29	CAD	11,300	12,065
Province of Ontario	7.600%	6/2/27	CAD	5,000	5,666

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Saskatchewan	2.750%	12/2/46	CAD	7,950	5,346
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,747
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,669
Province of Saskatchewan	4.750%	6/1/40	CAD	2,000	1,878
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	3,006
Quebec	0.875%	1/15/25	EUR	4,000	4,326
Quebec	2.250%	7/17/23	EUR	2,000	2,444
Quebec	2.375%	1/22/24	EUR	1,000	1,231
Quebec	2.750%	9/1/25	CAD	28,280	22,001
Quebec	3.000%	9/1/23	CAD	20,000	16,151
Quebec	3.500%	12/1/22	CAD	7,000	5,865
Quebec	3.500%	12/1/45	CAD	35,990	27,925
Quebec	3.500%	12/1/48	CAD	3,000	2,330
Quebec	3.750%	9/1/24	CAD	19,650	16,626
Quebec	4.250%	12/1/21	CAD	15,000	13,090
Quebec	4.250%	12/1/43	CAD	13,000	11,398
Quebec	4.500%	12/1/17	CAD	15,000	12,299
Quebec	4.500%	12/1/18	CAD	5,000	4,217
Quebec	4.500%	12/1/20	CAD	22,500	19,661
Quebec	4.750%	4/29/18	EUR	1,000	1,229
Quebec	5.000%	4/29/19	EUR	9,300	11,955
Quebec	5.000%	12/1/38	CAD	10,900	10,426
Quebec	5.000%	12/1/41	CAD	19,000	18,398
Quebec	5.350%	6/1/25	CAD	5,000	4,709
Quebec	5.750%	12/1/36	CAD	12,000	12,423
Quebec	6.000%	10/1/29	CAD	5,000	5,119
Quebec	6.250%	6/1/32	CAD	10,000	10,627
Quebec	9.375%	1/16/23	CAD	3,000	3,410
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,000	934
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,772
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	1,948
					2,129,083
Total Canada (Cost $2,908,826)					2,617,372
Chile (0.0%)
Corporate Bond (0.0%)
Banco Santander Chile	1.000%	7/31/17	CHF	1,000	1,031
					1,031
Sovereign Bonds (0.0%)
3 Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,191
Republic of Chile	1.625%	1/30/25	EUR	4,000	4,350
Republic of Chile	1.875%	5/27/30	EUR	5,900	6,207
					13,748
Total Chile (Cost $16,516)					14,779
China (0.0%)
Sovereign Bonds (0.0%)
Sinopec Group Overseas Development 2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,722
3 Sinopec Group Overseas Development 2015 Ltd.	0.500%	4/27/18	EUR	1,000	1,091
Sinopec Group Overseas Development 2015 Ltd.	0.500%	4/27/18	EUR	3,000	3,275
3 Sinopec Group Overseas Development 2015 Ltd.	1.000%	4/28/22	EUR	1,000	1,046
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,387
Total China (Cost $10,803)					10,521

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	606
CEZ AS	4.500%	6/29/20	EUR	550	705
CEZ AS	4.875%	4/16/25	EUR	3,500	4,865
CEZ AS	5.000%	10/19/21	EUR	2,000	2,667
Czech Republic	0.500%	7/28/16	CZK	50,000	2,044
Czech Republic	0.850%	3/17/18	CZK	35,300	1,468
Czech Republic	1.500%	10/29/19	CZK	450,000	19,407
Czech Republic	2.400%	9/17/25	CZK	250,000	11,976
Czech Republic	2.500%	8/25/28	CZK	70,000	3,391
Czech Republic	3.625%	4/14/21	EUR	3,000	3,866
Czech Republic	3.750%	9/12/20	CZK	100,000	4,798
Czech Republic	3.850%	9/29/21	CZK	80,000	3,970
Czech Republic	3.875%	5/24/22	EUR	2,000	2,667
Czech Republic	4.000%	4/11/17	CZK	328,000	14,140
Czech Republic	4.125%	3/18/20	EUR	7,000	9,010
Czech Republic	4.200%	12/4/36	CZK	50,000	3,000
Czech Republic	4.600%	8/18/18	CZK	100,000	4,600
Czech Republic	4.700%	9/12/22	CZK	130,000	6,886
Czech Republic	4.850%	11/26/57	CZK	50,000	3,629
Czech Republic	5.000%	6/11/18	EUR	9,000	11,173
Czech Republic	5.700%	5/25/24	CZK	100,000	5,869
Total Czech Republic (Cost $129,740)					120,737
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	0.375%	8/26/19	EUR	6,000	6,644
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,487
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	5,819
Danske Bank A/S	3.250%	3/9/16	EUR	1,000	1,112
Danske Bank A/S	3.500%	4/16/18	EUR	900	1,074
Danske Bank A/S	3.750%	6/23/22	EUR	500	663
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,274
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	4,393	664
Nykredit Realkredit A/S	1.750%	1/28/19	EUR	5,000	5,720
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	4,599
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,093
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	19,746	2,687
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,300
Realkredit Danmark A/S	1.000%	4/1/19	DKK	30,000	4,494
Realkredit Danmark A/S	4.000%	10/1/41	DKK	1,383	214
					51,844
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,405
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	700	1,093
AP Moeller - Maersk A/S	6.250%	12/16/16	NOK	5,000	612
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,514
Carlsberg Breweries A/S	7.250%	11/28/16	GBP	1,600	2,607
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,000	10,241
Danske Bank A/S	3.875%	2/28/17	EUR	900	1,038
TDC A/S	3.750%	3/2/22	EUR	1,000	1,215
TDC A/S	4.375%	2/23/18	EUR	2,000	2,371
TDC A/S	5.625%	2/23/23	GBP	1,100	1,844
					26,940

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.6%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,186
DONG Energy A/S	4.000%	12/16/16	EUR	500	572
DONG Energy A/S	4.875%	12/16/21	EUR	3,000	3,994
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,666
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	1,717
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,829
1 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,253
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,317
European Union	3.375%	4/4/38	EUR	6,000	9,024
4 Kingdom of Denmark	1.500%	11/15/23	DKK	260,100	41,244
Kingdom of Denmark	1.750%	11/15/25	DKK	160,000	25,675
Kingdom of Denmark	3.000%	11/15/21	DKK	227,000	38,925
Kingdom of Denmark	4.000%	11/15/17	DKK	189,800	30,480
Kingdom of Denmark	4.000%	11/15/19	DKK	285,000	48,826
Kingdom of Denmark	4.500%	11/15/39	DKK	297,950	72,937
Kingdom of Denmark	7.000%	11/10/24	DKK	73,860	16,988
					297,633
Total Denmark (Cost $406,255)					376,417
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,359
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,629
Nordea Bank Finland Abp	0.625%	3/17/27	EUR	5,000	5,199
Nordea Bank Finland Abp	1.000%	11/5/24	EUR	5,000	5,560
Nordea Bank Finland Abp	1.375%	8/28/18	EUR	10,000	11,417
Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,400	7,392
Nordea Bank Finland Abp	2.250%	5/3/19	EUR	4,350	5,144
Nordea Bank Finland Abp	2.375%	7/17/17	EUR	5,000	5,725
OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	11,252
OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	5,640
OP Mortgage Bank	3.500%	7/11/18	EUR	500	601
					61,918
Corporate Bonds (0.1%)
Citycon Oyj	3.750%	6/24/20	EUR	500	602
Pohjola Bank Oyj	0.750%	3/3/22	EUR	1,000	1,073
Pohjola Bank Oyj	2.625%	3/20/17	EUR	800	909
Pohjola Bank plc	1.250%	5/14/18	EUR	5,825	6,547
Pohjola Bank plc	2.000%	3/3/21	EUR	3,000	3,472
Pohjola Bank plc	3.125%	1/12/16	EUR	1,500	1,659
Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,446
Sampo Oyj	4.250%	2/27/17	EUR	900	1,040
Teollisuuden Voima Oyj	2.500%	3/17/21	EUR	2,400	2,604
Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,188
					25,540
Sovereign Bonds (0.5%)
Fortum Oyj	2.250%	9/6/22	EUR	9,500	10,785
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,286
Municipality Finance plc	1.125%	12/7/17	GBP	6,800	10,485
3 Republic of Finland	0.375%	9/15/20	EUR	15,000	16,789
3 Republic of Finland	0.750%	4/15/31	EUR	14,700	15,157
3 Republic of Finland	0.875%	9/15/25	EUR	10,000	11,094
Republic of Finland	1.000%	12/17/18	GBP	2,000	3,074

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Republic of Finland	1.125%	12/7/17	GBP	200	310
3 Republic of Finland	1.125%	9/15/18	EUR	9,000	10,279
Republic of Finland	1.500%	12/19/19	GBP	1,950	3,038
3 Republic of Finland	1.500%	4/15/23	EUR	25,000	29,716
3 Republic of Finland	1.625%	9/15/22	EUR	7,000	8,390
3 Republic of Finland	2.000%	4/15/24	EUR	3,850	4,731
3 Republic of Finland	2.625%	7/4/42	EUR	8,000	11,334
3 Republic of Finland	2.750%	7/4/28	EUR	11,228	14,943
3 Republic of Finland	3.375%	4/15/20	EUR	10,000	12,669
3 Republic of Finland	3.500%	4/15/21	EUR	13,000	16,943
3 Republic of Finland	3.875%	9/15/17	EUR	30,000	35,557
3 Republic of Finland	4.000%	7/4/25	EUR	10,363	14,882
3 Republic of Finland	4.375%	7/4/19	EUR	14,000	17,943
					249,405
Total Finland (Cost $360,899)					336,863
France (11.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
AXA Bank Europe SCF	1.875%	9/20/19	EUR	9,000	10,582
AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,272
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,536
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,705
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	2,000	2,575
BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,289
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,828
BPCE SFH SA	1.000%	2/24/25	EUR	5,000	5,569
BPCE SFH SA	1.500%	2/28/18	EUR	1,000	1,139
BPCE SFH SA	1.500%	1/30/20	EUR	5,000	5,817
BPCE SFH SA	1.750%	6/27/24	EUR	5,000	5,953
BPCE SFH SA	2.125%	9/17/20	EUR	13,000	15,615
BPCE SFH SA	3.625%	5/12/16	EUR	8,000	8,970
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	8,293
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,043
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	13,292
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,252
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,155
Caisse de Refinancement de l’Habitat SA	2.600%	4/26/16	EUR	4,541	5,056
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,426
Caisse de Refinancement de l’Habitat SA	3.500%	4/25/17	EUR	3,500	4,051
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,343
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,614
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	14,394
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,894
Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	5,477
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	14,870	20,124
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,761
Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	3,862
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	6,200	6,621
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,337
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	514
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	11,793
Caisse Francaise de Financement Local	2.375%	2/9/16	CHF	2,000	2,041
Caisse Francaise de Financement Local	2.750%	1/25/16	EUR	11,000	12,177
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	12,565

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,267
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,551	10,903
Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	3,000	3,579
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,076
Caisse Francaise de Financement Local	5.250%	2/6/17	EUR	3,037	3,562
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	6,083
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	16,000	17,427
Cie de Financement Foncier SA	1.125%	3/11/19	EUR	10,500	11,961
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	9,000	10,908
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,461
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	400	510
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	4,000	5,670
Cie de Financement Foncier SA	4.500%	5/16/18	EUR	2,600	3,185
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	8,797
Compagnie De Financement Foncier SA	2.375%	8/24/18	CHF	14,000	15,191
Compagnie De Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,179
Compagnie De Financement Foncier SA	4.125%	10/25/17	EUR	1,500	1,785
Compagnie De Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,357
Compagnie De Financement Foncier SA	4.625%	9/23/17	EUR	13,000	15,552
Compagnie De Financement Foncier SA	4.875%	5/25/21	EUR	16,544	22,742
Compagnie De Financement Foncier SA	5.500%	1/26/27	GBP	2,350	4,508
Compagnie De Financement Foncier SA	5.750%	10/4/21	EUR	500	722
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	15,000	16,617
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	9,830
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,093
Credit Agricole Home Loan SFH	3.250%	3/23/17	EUR	3,000	3,451
Credit Agricole Home Loan SFH	3.500%	6/14/18	EUR	2,000	2,402
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,265
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,709
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	2,833
Credit Agricole Home Loan SFH	4.500%	1/29/16	EUR	5,800	6,447
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,763
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	1,200	1,445
Credit Mutuel - CIC Home Loan SFH	0.500%	1/21/22	EUR	5,000	5,529
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	6,300	7,178
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	7,535
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	3,769
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	4,504
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,406
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,432
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,484
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,377
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,033
La Banque Postale Home Loan SFH	0.175%	4/22/22	EUR	5,000	5,407
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	4,800	6,003
Societe Generale SCF SA	3.375%	4/16/18	EUR	4,900	5,840
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,401
Societe Generale SCF SA	5.000%	3/27/19	EUR	8,000	10,282
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,175
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,529
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,065
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	5,604
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,686
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,099
					574,553

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (1.9%)
Accor SA	2.625%	2/5/21	EUR	2,000	2,314
Accor SA	2.875%	6/19/17	EUR	10,000	11,469
Air Liquide Finance SA	2.125%	10/15/21	EUR	300	355
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,788
Air Liquide SA	2.908%	10/12/18	EUR	5,800	6,860
Airbus Group Finance BV	2.375%	4/2/24	EUR	3,500	4,199
Alstom SA	2.250%	10/11/17	EUR	3,000	3,405
Alstom SA	3.000%	7/8/19	EUR	4,000	4,691
Alstom SA	4.125%	2/1/17	EUR	2,000	2,297
Arkema SA	3.850%	4/30/20	EUR	600	749
Arkema SA	4.000%	10/25/17	EUR	1,000	1,176
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	3,650
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,326
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,000	2,509
1 AXA SA	3.875%	5/20/49	EUR	550	596
1 AXA SA	3.941%	11/29/49	EUR	8,000	8,696
1 AXA SA	5.125%	7/4/43	EUR	6,500	8,128
AXA SA	5.250%	4/16/40	EUR	2,350	2,870
1 AXA SA	5.625%	1/16/54	GBP	2,000	3,003
1 AXA SA	6.686%	7/29/49	GBP	1,500	2,549
1 AXA SA	6.772%	10/29/49	GBP	2,574	4,213
AXA SA	7.125%	12/15/20	GBP	500	892
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,130
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	3,000	3,580
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	5,000	5,981
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	5,734
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,000	9,847
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	2,000	2,298
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,500	6,920
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	4,932
Banque Federative du Credit Mutuel SA	4.375%	5/31/16	EUR	4,000	4,507
7 Banque PSA Finance SA	0.625%	4/8/16	EUR	4,000	4,409
1 BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,100	1,161
BNP Paribas SA	1.375%	11/21/18	EUR	4,500	5,078
BNP Paribas SA	1.500%	3/12/18	EUR	10,000	11,301
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	5,759
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,622
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	5,211
BNP Paribas SA	2.375%	5/20/24	EUR	1,000	1,177
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,000	3,278
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	4,637
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,069
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,112
1 BNP Paribas SA	2.875%	3/20/26	EUR	1,000	1,124
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,280
Bouygues SA	3.625%	1/16/23	EUR	2,000	2,537
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,060
Bouygues SA	4.500%	2/9/22	EUR	10,800	14,204
Bouygues SA	5.500%	10/6/26	GBP	8,000	14,321
BPCE SA	1.375%	5/22/19	EUR	5,000	5,646
BPCE SA	1.750%	3/14/16	EUR	5,000	5,533
BPCE SA	2.000%	4/24/18	EUR	10,000	11,437
BPCE SA	2.125%	3/17/21	EUR	3,600	4,180

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 BPCE SA	2.750%	7/8/26	EUR	4,000	4,453
BPCE SA	2.875%	1/16/24	EUR	3,500	4,285
BPCE SA	4.625%	7/18/23	EUR	1,500	1,876
BPCE SA	5.250%	4/16/29	GBP	3,000	4,771
Cap Gemini SA	1.750%	7/1/20	EUR	13,000	14,624
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	6,873
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,140
Carrefour SA	1.750%	5/22/19	EUR	6,900	7,897
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,135
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,513
Casino Guichard Perrachon SA	2.798%	8/5/26	EUR	500	537
Casino Guichard Perrachon SA	3.157%	8/6/19	EUR	5,000	5,915
Casino Guichard Perrachon SA	3.248%	3/7/24	EUR	10,900	12,519
Casino Guichard Perrachon SA	3.311%	1/25/23	EUR	3,000	3,499
Casino Guichard Perrachon SA	3.994%	3/9/20	EUR	5,000	6,102
Casino Guichard Perrachon SA	4.726%	5/26/21	EUR	1,900	2,397
1 CNP Assurances	4.250%	6/5/45	EUR	2,200	2,427
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	4,977
1 CNP Assurances	6.875%	9/30/41	EUR	500	653
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,715
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,284
Compagnie De St. Gobain SA	5.625%	12/15/16	GBP	300	482
Compagnie Financiere et Industrielle
des Autoroutes SA	5.000%	5/24/21	EUR	1,500	1,999
Corio NV	3.250%	2/26/21	EUR	7,182	8,694
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,119
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,000	2,152
Credit Agricole SA	0.875%	1/19/22	EUR	12,000	12,954
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	5,903
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,335
Credit Agricole SA	2.625%	3/17/27	EUR	15,000	15,750
Credit Agricole SA	3.125%	7/17/23	EUR	700	865
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,062
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	4,879
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,125
Credit Mutuel Arkea SA	4.500%	1/23/17	EUR	800	925
Danone SA	1.375%	6/10/19	EUR	2,600	2,954
Danone SA	2.250%	11/15/21	EUR	2,000	2,366
Edenred	3.625%	10/6/17	EUR	1,500	1,743
Engie SA	1.375%	5/19/20	EUR	2,000	2,276
Engie SA	1.500%	7/20/17	EUR	2,000	2,248
Engie SA	1.500%	3/13/35	EUR	4,100	4,070
Engie SA	2.250%	6/1/18	EUR	7,595	8,762
Engie SA	2.625%	7/20/22	EUR	800	969
Engie SA	2.750%	10/18/17	EUR	2,000	2,304
Engie SA	3.000%	2/1/23	EUR	4,000	4,976
1 Engie SA	3.000%	6/29/49	EUR	2,400	2,653
1 Engie SA	3.875%	6/2/49	EUR	3,700	4,095
1 Engie SA	3.875%	7/29/49	EUR	2,000	2,277
1 Engie SA	4.625%	1/10/49	GBP	1,800	2,851
1 Engie SA	4.750%	7/29/49	EUR	1,000	1,174
Engie SA	5.000%	10/1/60	GBP	3,150	5,741
Engie SA	5.625%	1/18/16	EUR	2,000	2,225
Engie SA	6.125%	2/11/21	GBP	700	1,280

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Engie SA	6.375%	1/18/21	EUR	4,500	6,346
Engie SA	6.875%	1/24/19	EUR	250	332
Engie SA	7.000%	10/30/28	GBP	850	1,795
Eutelsat SA	2.625%	1/13/20	EUR	5,000	5,829
Eutelsat SA	3.125%	10/10/22	EUR	5,800	7,037
Eutelsat SA	4.125%	3/27/17	EUR	2,000	2,313
Eutelsat SA	5.000%	1/14/19	EUR	3,700	4,601
Fonciere Des Regions	1.750%	9/10/21	EUR	5,600	6,092
Gecina SA	1.500%	1/20/25	EUR	500	520
Gecina SA	2.875%	5/30/23	EUR	2,500	2,966
GELF Bond Issuer I SA	3.125%	4/3/18	EUR	4,000	4,600
Groupe Auchan SA	1.750%	4/23/21	EUR	3,000	3,421
Groupe Auchan SA	2.250%	4/6/23	EUR	6,000	6,996
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,356
Groupe Auchan SA	6.000%	4/15/19	EUR	500	653
HIT Finance BV	4.875%	10/27/21	EUR	500	656
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,000	4,391
ICADE	2.250%	4/16/21	EUR	5,000	5,698
Infra Foch SAS	1.250%	10/16/20	EUR	8,000	8,837
Kering	1.875%	10/8/18	EUR	1,300	1,484
Kering	2.500%	7/15/20	EUR	10,500	12,310
Klepierre	2.750%	9/17/19	EUR	3,600	4,257
Klepierre	4.000%	4/13/17	EUR	2,750	3,177
Lafarge SA	4.750%	9/30/20	EUR	8,000	10,270
Legrand SA	3.375%	4/19/22	EUR	300	381
Legrand SA	4.375%	3/21/18	EUR	1,000	1,201
LVMH Moet Hennessy Louis Vuitton SA	1.250%	11/4/19	EUR	7,400	8,423
LVMH Moet Hennessy Louis Vuitton SE	1.625%	12/20/17	GBP	7,000	10,846
Mercialys SA	1.787%	3/31/23	EUR	5,000	5,345
Orange SA	1.875%	9/3/18	EUR	1,000	1,143
Orange SA	1.875%	10/2/19	EUR	10,000	11,534
Orange SA	2.500%	3/1/23	EUR	100	119
Orange SA	3.125%	1/9/24	EUR	3,000	3,711
Orange SA	3.375%	9/16/22	EUR	3,500	4,416
1 Orange SA	4.000%	10/29/49	EUR	11,000	12,396
1 Orange SA	4.250%	2/28/49	EUR	5,000	5,720
Orange SA	4.750%	2/21/17	EUR	4,000	4,649
1 Orange SA	5.250%	12/29/49	EUR	7,150	8,396
Orange SA	5.375%	11/22/50	GBP	3,650	6,477
Orange SA	5.625%	5/22/18	EUR	2,000	2,491
1 Orange SA	5.875%	2/28/49	GBP	700	1,101
Orange SA	7.250%	11/10/20	GBP	400	752
Orange SA	8.000%	12/20/17	GBP	4,150	7,217
Orange SA	8.125%	11/20/28	GBP	1,000	2,208
Orange SA	8.125%	1/28/33	EUR	500	926
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	14,779
Pernod Ricard SA	5.000%	3/15/17	EUR	2,500	2,919
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	10,912
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	5,634
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,303
RCI Banque SA	2.875%	1/22/18	EUR	2,500	2,872
RCI Banque SA	3.250%	4/25/18	GBP	500	786
Renault SA	3.125%	3/5/21	EUR	2,125	2,509
Renault SA	3.625%	9/19/18	EUR	5,000	5,897

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sanofi	1.000%	11/14/17	EUR	8,500	9,507
Sanofi	1.750%	9/10/26	EUR	7,000	7,858
Sanofi	1.875%	9/4/20	EUR	6,000	7,013
Sanofi	4.125%	10/11/19	EUR	1,000	1,264
Schneider Electric SE	0.875%	3/11/25	EUR	2,400	2,485
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,197
Schneider Electric SE	4.000%	8/11/17	EUR	4,137	4,851
Societe Des Autoroutes Paris-Rhin-Rhone	1.125%	1/15/21	EUR	2,200	2,426
Societe Des Autoroutes Paris-Rhin-Rhone	1.875%	1/15/25	EUR	2,400	2,673
Societe Des Autoroutes Paris-Rhin-Rhone	2.250%	1/16/20	EUR	2,000	2,325
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,246
Societe Des Autoroutes Paris-Rhin-Rhone	5.000%	1/12/17	EUR	2,500	2,900
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	1,500	1,817
Societe Generale SA	2.250%	1/23/20	EUR	9,000	10,533
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,166
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,277
Societe Generale SA	4.250%	7/13/22	EUR	10,000	13,221
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,318
Societe Generale SA	5.000%	12/20/18	GBP	2,790	4,687
Societe Generale SA	5.400%	1/30/18	GBP	700	1,151
Societe Generale SA	6.125%	8/20/18	EUR	1,000	1,264
Sodexo SA	2.500%	6/24/26	EUR	600	707
Suez Environnement Co.	2.750%	10/9/23	EUR	3,000	3,664
1 Suez Environnement Co.	3.000%	6/23/49	EUR	3,400	3,781
Suez Environnement Co.	4.078%	5/17/21	EUR	1,800	2,324
Suez Environnement Co.	4.125%	6/24/22	EUR	400	526
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	3,500
Thales SA	1.625%	3/20/18	EUR	2,900	3,277
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	6,000	6,655
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	500	582
Total Capital International SA	2.125%	11/19/21	EUR	3,300	3,886
Total Capital International SA	2.125%	3/15/23	EUR	3,000	3,517
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,388
Total Capital International SA	2.875%	11/19/25	EUR	4,000	4,938
Total Capital SA	2.375%	1/13/16	CHF	350	356
Total Capital SA	4.250%	12/8/17	GBP	550	895
Total Capital SA	4.700%	6/6/17	EUR	3,000	3,541
Total Capital SA	4.875%	1/28/19	EUR	950	1,199
1 TOTAL SA	2.250%	12/29/49	EUR	4,000	4,212
1 TOTAL SA	2.625%	12/29/49	EUR	5,000	5,079
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,566
Unibail-Rodamco SE	1.375%	4/15/30	EUR	6,500	6,435
Unibail-Rodamco SE	1.625%	6/26/17	EUR	1,800	2,021
Unibail-Rodamco SE	2.250%	8/1/18	EUR	400	460
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,356
Unibail-Rodamco SE	2.500%	6/12/23	EUR	3,200	3,803
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,790	2,119
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	582
Unibail-Rodamco SE	3.000%	3/22/19	EUR	500	593
Unibail-Rodamco SE	3.875%	12/13/17	EUR	2,000	2,356
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	3,857
Veolia Environnement SA	4.625%	3/30/27	EUR	4,200	5,885
Veolia Environnement SA	6.125%	11/25/33	EUR	2,000	3,256
Veolia Environnement SA	6.125%	10/29/37	GBP	4,000	7,753
Vinci SA	3.375%	3/30/20	EUR	1,500	1,830

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Vinci SA	4.125%	2/20/17	EUR	2,000	2,308
Vivendi SA	4.250%	12/1/16	EUR	2,150	2,464
Wendel SA	5.875%	9/17/19	EUR	3,000	3,836
Wendel SA	6.750%	4/20/18	EUR	2,500	3,126
					944,412
Sovereign Bonds (8.4%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,627
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,415
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,221
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,528
Agence Francaise de Developpement	1.250%	5/25/19	EUR	4,400	5,042
Agence Francaise de Developpement	1.375%	9/17/24	EUR	1,500	1,729
Agence Francaise de Developpement	2.125%	2/15/21	EUR	10,000	12,069
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,287
Agence Francaise de Developpement	2.250%	5/28/26	EUR	3,000	3,683
Agence Francaise de Developpement	3.375%	11/16/15	EUR	650	716
Agence Francaise de Developpement	4.000%	1/28/19	EUR	5,000	6,205
Bpifrance Financement SA	0.750%	10/25/21	EUR	8,000	8,985
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	5,702
Bpifrance Financement SA	2.000%	7/25/17	EUR	8,000	9,112
Bpifrance Financement SA	2.750%	10/25/25	EUR	3,000	3,847
7 Caisse Centrale du Credit Immobilier
de France SA	0.250%	11/25/18	EUR	6,000	6,642
7 Caisse Centrale du Credit Immobilier
de France SA	0.500%	5/19/17	EUR	2,000	2,219
7 Caisse Centrale du Credit Immobilier
de France SA	1.125%	4/22/19	EUR	19,000	21,658
Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	40,000	43,845
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	15,000	16,969
Caisse d’Amortissement de la Dette Sociale	1.125%	5/25/19	EUR	5,000	5,726
Caisse d’Amortissement de la Dette Sociale	1.375%	2/6/17	GBP	3,600	5,586
Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	10,000	11,550
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	54,401
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,763
Caisse d’Amortissement de la Dette Sociale	3.000%	2/25/16	EUR	13,000	14,436
7 Caisse d’Amortissement de la Dette Sociale	3.250%	3/7/18	EUR	2,000	2,373
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	3,870
Caisse d’Amortissement de la Dette Sociale	3.625%	4/25/16	EUR	7,000	7,833
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,593
Caisse d’Amortissement de la Dette Sociale	4.000%	10/25/19	EUR	8,200	10,447
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,398
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	9,500	11,109
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,943
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	3,910
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	10,934
Caisse des Depots et Consignations	1.500%	6/12/17	GBP	1,000	1,554
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	7,699
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	3,654
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	8,870	10,813
Caisse Nationale des Autoroutes	5.250%	1/30/17	EUR	1,000	1,172
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,057
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,259
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,165
Electricite de France SA	3.875%	1/18/22	EUR	3,000	3,865
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,397

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Electricite de France SA	4.125%	1/29/49	EUR	2,900	3,216
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,530
Electricite de France SA	4.500%	11/12/40	EUR	3,900	5,394
Electricite de France SA	4.625%	9/11/24	EUR	5,000	6,893
1 Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,392
Electricite de France SA	5.125%	9/22/50	GBP	2,700	4,522
Electricite de France SA	5.375%	5/29/20	EUR	9,400	12,516
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	3,937
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,898
Electricite de France SA	5.500%	10/17/41	GBP	4,000	7,002
Electricite de France SA	5.625%	2/21/33	EUR	4,000	6,250
Electricite de France SA	5.875%	7/18/31	GBP	3,700	6,839
1 Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,770
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,851
Electricite de France SA	6.000%	1/23/14	GBP	1,500	2,814
Electricite de France SA	6.250%	1/25/21	EUR	7,200	10,102
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,721
French Republic	0.000%	2/25/18	EUR	85,000	93,950
French Republic	0.000%	5/25/20	EUR	170,000	186,786
French Republic	0.250%	11/25/16	EUR	56,000	61,920
French Republic	0.500%	11/25/19	EUR	48,000	53,971
French Republic	0.500%	5/25/25	EUR	104,500	111,976
French Republic	1.000%	7/25/17	EUR	50,000	56,187
French Republic	1.000%	5/25/18	EUR	83,000	94,088
French Republic	1.000%	11/25/18	EUR	71,000	80,884
French Republic	1.000%	5/25/19	EUR	125,850	143,870
French Republic	1.000%	11/25/25	EUR	20,000	22,291
French Republic	1.500%	5/25/31	EUR	35,000	39,185
French Republic	1.750%	2/25/17	EUR	75,000	84,654
French Republic	1.750%	5/25/23	EUR	101,000	121,778
French Republic	1.750%	11/25/24	EUR	119,641	143,872
French Republic	2.250%	10/25/22	EUR	66,000	82,090
French Republic	2.250%	5/25/24	EUR	85,000	106,427
French Republic	2.500%	10/25/20	EUR	98,000	120,780
French Republic	2.500%	5/25/30	EUR	63,500	81,125
French Republic	2.750%	10/25/27	EUR	88,950	116,099
French Republic	3.000%	4/25/22	EUR	74,500	96,286
French Republic	3.250%	10/25/21	EUR	89,400	116,140
French Republic	3.250%	5/25/45	EUR	45,100	66,574
French Republic	3.500%	4/25/20	EUR	50,000	63,601
French Republic	3.500%	4/25/26	EUR	62,000	85,981
French Republic	3.750%	4/25/17	EUR	72,000	83,878
French Republic	3.750%	10/25/19	EUR	60,000	75,990
French Republic	3.750%	4/25/21	EUR	58,000	76,428
French Republic	4.000%	4/25/18	EUR	55,000	66,811
French Republic	4.000%	10/25/38	EUR	55,000	88,152
French Republic	4.000%	4/25/55	EUR	33,400	58,386
French Republic	4.000%	4/25/60	EUR	28,750	51,116
French Republic	4.250%	10/25/17	EUR	70,000	83,864
French Republic	4.250%	10/25/18	EUR	35,000	43,577
French Republic	4.250%	4/25/19	EUR	45,000	57,028
French Republic	4.250%	10/25/23	EUR	70,000	99,652
French Republic	4.500%	4/25/41	EUR	58,500	102,395
French Republic	4.750%	4/25/35	EUR	61,300	104,533
French Republic	5.500%	4/25/29	EUR	56,000	94,881

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
French Republic	5.750%	10/25/32	EUR	56,500	103,277
French Republic	6.000%	10/25/25	EUR	35,000	57,807
French Republic	8.250%	4/25/22	EUR	4,000	6,645
French Republic	8.500%	10/25/19	EUR	10,000	14,757
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,242
La Poste SA	2.750%	11/26/24	EUR	4,200	5,285
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,428
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	4,925
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,083
Region of Ile de France	2.250%	6/10/23	EUR	900	1,107
Region of Ile de France	3.625%	3/27/24	EUR	3,000	4,050
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	1,400	1,663
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,803
SA de Gestion de Stocks de Securite	1.750%	10/22/19	EUR	5,000	5,840
SA de Gestion de Stocks de Securite	2.750%	1/24/17	EUR	2,500	2,848
SNCF Reseau	0.375%	2/25/16	EUR	5,000	5,505
SNCF Reseau	1.125%	5/25/30	EUR	9,600	10,019
SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,325
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,180
SNCF Reseau	4.375%	6/2/22	EUR	7,000	9,634
SNCF Reseau	4.830%	3/25/60	GBP	1,000	2,051
SNCF Reseau	5.000%	10/10/33	EUR	10,500	17,592
SNCF Reseau	5.000%	3/11/52	GBP	1,500	3,044
SNCF Reseau	5.250%	12/7/28	GBP	2,000	3,864
SNCF Reseau	5.500%	12/1/21	GBP	3,000	5,504
SNCF Reseau	6.000%	10/12/20	EUR	9,000	12,681
Societe Nationale des Chemins de Fer Francais	3.625%	6/3/20	EUR	3,711	4,695
Societe Nationale des Chemins de Fer Francais	4.375%	7/10/18	EUR	5,000	6,122
Societe Nationale des Chemins de Fer Francais
SNCF EPIC	4.125%	2/19/25	EUR	700	988
Societe Nationale des Chemins de Fer Francais
SNCF EPIC	4.875%	6/12/23	EUR	4,000	5,774
7 UNEDIC	0.625%	2/17/25	EUR	10,000	10,753
7 UNEDIC	0.875%	10/25/22	EUR	10,000	11,283
7 UNEDIC	1.250%	5/29/20	EUR	5,000	5,781
7 UNEDIC	1.500%	4/16/21	EUR	11,000	12,913
7 UNEDIC	2.125%	4/26/17	EUR	5,000	5,684
7 UNEDIC	2.250%	4/5/23	EUR	7,000	8,651
UNEDIC	2.375%	5/25/24	EUR	3,000	3,752
					4,185,416
Total France (Cost $6,070,003)					5,704,381
Germany (9.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	565
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,251
Bayerische Landesbank	1.000%	7/9/21	EUR	250	287
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	5,969
Bayerische Landesbank	2.000%	7/11/22	EUR	700	853
Bayerische Landesbank	3.375%	9/4/17	EUR	1,200	1,403
Berlin Hyp AG	1.125%	2/5/18	EUR	5,000	5,646
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	6,985
Commerzbank AG	1.000%	6/25/18	EUR	5,000	5,657
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,413

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,333
Deutsche Bank AG	3.750%	6/9/16	EUR	5,000	5,623
Deutsche Genossenschafts-Hypothekenbank AG	4.000%	10/31/16	EUR	1,950	2,231
Deutsche Hypothekenbank AG	1.250%	6/20/17	EUR	3,000	3,370
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,750
Deutsche Hypothekenbank AG	4.250%	5/18/16	EUR	1,800	2,025
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,500	1,553
Deutsche Kreditbank AG	1.000%	1/25/18	EUR	5,000	5,629
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,195
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	4,677
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	5,427
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	600	925
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,834
Deutsche Pfandbriefbank AG	2.250%	1/18/16	EUR	5,000	5,523
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,000	7,530
Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,412
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,306
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	3,300	3,636
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	2,468
8 German Postal Pensions Securitisation 2 plc	4.250%	1/18/17	EUR	5,000	5,779
8 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,104
8 German Postal Pensions Securitisation plc	3.375%	1/18/16	EUR	5,000	5,536
HSH Nordbank AG	0.500%	2/12/18	EUR	5,000	5,500
HSH Nordbank AG	0.625%	7/17/19	EUR	5,000	5,618
HSH Nordbank AG	1.375%	10/2/18	EUR	2,500	2,862
HSH Nordbank AG	1.875%	4/5/17	EUR	500	564
Hypothekenbank Frankfurt AG	2.875%	1/19/16	EUR	8,637	9,555
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	5,043
Hypothekenbank Frankfurt AG	4.375%	7/2/19	EUR	4,500	5,739
Landesbank Hessen-Thueringen Girozentrale	0.100%	3/4/20	EUR	5,000	5,515
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/26/17	EUR	2,900	3,211
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	6,400	7,240
Landesbank Hessen-Thueringen Girozentrale	1.000%	2/25/19	EUR	8,000	9,103
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	972
Landesbank Hessen-Thueringen Girozentrale	3.250%	4/20/16	EUR	2,950	3,293
Landesbank Hessen-Thueringen Girozentrale	4.125%	6/8/16	EUR	5,000	5,635
LBBW	1.375%	6/1/18	EUR	800	913
LBBW	2.250%	6/21/16	EUR	5,000	5,580
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	3,351
Muenchener Hypothekenbank eG	1.125%	10/4/18	EUR	1,000	1,138
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,546
Muenchener Hypothekenbank eG	2.500%	1/11/16	EUR	5,000	5,524
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	5,000	6,407
Norddeutsche Landesbank Girozentrale	1.625%	7/17/17	EUR	5,000	5,644
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,108
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,469
UniCredit Bank AG	1.875%	9/12/22	EUR	500	605
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	8,017
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	1,000	1,054
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,883
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	13,017
					266,001

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (1.0%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,372
Allianz Finance II BV	3.000%	3/13/28	EUR	2,000	2,517
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	10,779
1 Allianz Finance II BV	4.375%	12/29/49	EUR	2,000	2,265
Allianz Finance II BV	4.500%	3/13/43	GBP	2,600	4,367
Allianz Finance II BV	4.750%	7/22/19	EUR	400	509
1 Allianz Finance II BV	5.750%	7/8/41	EUR	8,300	10,602
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,072
1 Allianz SE	3.375%	9/29/49	EUR	3,400	3,713
1 Allianz SE	4.750%	10/29/49	EUR	7,500	8,955
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,585
BASF SE	1.875%	2/4/21	EUR	5,000	5,852
BASF SE	2.000%	12/5/22	EUR	3,600	4,242
BASF SE	5.875%	3/31/17	GBP	100	164
Bayer AG	1.125%	1/24/18	EUR	2,500	2,801
Bayer AG	1.875%	1/25/21	EUR	3,000	3,495
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,218
1 Bayer AG	3.750%	7/1/74	EUR	5,754	6,435
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	558
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,681
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,036
BMW Australia Finance Ltd.	2.750%	2/23/18	AUD	5,000	3,533
BMW Finance NV	0.500%	9/5/18	EUR	5,800	6,379
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,108
BMW Finance NV	1.500%	6/5/18	EUR	1,500	1,694
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,656
BMW Finance NV	3.250%	1/14/19	EUR	8,000	9,552
BMW Finance NV	3.375%	12/14/18	GBP	2,950	4,737
BMW Finance NV	3.625%	1/29/18	EUR	1,000	1,178
BMW UK Capital plc	5.000%	10/2/17	GBP	500	818
BMW US Capital LLC	0.625%	4/20/22	EUR	710	760
BMW US Capital LLC	1.000%	7/18/17	EUR	10,000	11,123
BMW US Capital LLC	1.000%	4/20/27	EUR	300	306
Commerzbank AG	0.500%	4/3/18	EUR	3,000	3,302
Commerzbank AG	3.625%	7/10/17	EUR	6,500	7,540
Commerzbank AG	3.875%	3/22/17	EUR	5,000	5,766
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,138
Continental AG	3.000%	7/16/18	EUR	5,500	6,446
Continental AG	3.125%	9/9/20	EUR	1,000	1,215
Daimler AG	1.250%	12/1/17	GBP	2,000	3,045
Daimler AG	1.500%	11/19/18	EUR	5,600	6,355
Daimler AG	1.750%	11/8/17	GBP	2,000	3,078
Daimler AG	2.000%	5/5/17	EUR	1,000	1,128
Daimler AG	2.000%	4/7/20	EUR	400	466
Daimler AG	2.000%	6/25/21	EUR	600	702
Daimler AG	2.250%	1/24/22	EUR	1,750	2,076
Daimler AG	2.375%	9/12/22	EUR	7,000	8,367
Daimler AG	2.375%	3/8/23	EUR	2,500	2,984
Daimler Canada Finance Inc.	2.270%	3/26/18	CAD	5,331	4,109
Deutsche Annington Finance BV	3.125%	7/25/19	EUR	2,500	2,955
Deutsche Annington Finance BV	3.625%	10/8/21	EUR	3,000	3,681
1 Deutsche Annington Finance BV	4.000%	12/29/49	EUR	2,000	2,155
1 Deutsche Annington Finance BV	4.625%	4/8/74	EUR	3,000	3,374

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	3,916
Deutsche Bank AG	0.625%	12/19/23	CHF	6,500	6,352
Deutsche Bank AG	1.125%	3/17/25	EUR	3,000	3,054
Deutsche Bank AG	1.250%	9/8/21	EUR	10,000	11,016
Deutsche Bank AG	2.375%	1/11/23	EUR	4,500	5,260
Deutsche Bank AG	2.750%	2/17/25	EUR	1,000	1,055
Deutsche Bank AG	5.000%	6/24/20	EUR	1,500	1,884
Deutsche Bank AG	5.125%	8/31/17	EUR	2,000	2,392
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,245
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	602
Deutsche Pfandbriefbank AG	0.875%	1/20/17	EUR	3,000	3,297
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,465
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,481
Deutsche Post Finance BV	1.875%	6/27/17	EUR	10,000	11,285
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	6,500	7,640
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,447
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,967
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	8,500	12,058
Deutsche Telekom International Finance BV	6.000%	1/20/17	EUR	3,700	4,352
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	4,485
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	300	545
DVB Bank SE	0.875%	4/9/21	EUR	400	429
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,249
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	4,815
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	2,649
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,732
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	3,761
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	1,972
Eurogrid GmbH	1.875%	6/10/25	EUR	3,000	3,304
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,254
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,158
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	2,948
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,554
Hella KGaA Hueck & Co.	1.250%	9/7/17	EUR	2,000	2,222
LANXESS AG	2.625%	11/21/22	EUR	300	358
Linde AG	1.750%	9/17/20	EUR	4,000	4,670
Linde AG	2.000%	4/18/23	EUR	2,500	2,970
Linde Finance BV	1.750%	6/11/19	EUR	8,000	9,242
Linde Finance BV	3.875%	6/1/21	EUR	400	518
MAN SE	2.125%	3/13/17	EUR	2,000	2,248
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,282
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,171
Metro AG	3.375%	3/1/19	EUR	1,050	1,250
1 Muenchener Rueckversicherungs AG	5.767%	6/29/49	EUR	2,000	2,337
1 Muenchener Rueckversicherungs AG	6.000%	5/26/41	EUR	500	654
1 Muenchener Rueckversicherungs AG	6.250%	5/26/42	EUR	1,800	2,425
1 Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen	6.625%	5/26/42	GBP	2,000	3,475
RWE AG	5.750%	2/14/33	EUR	100	140
RWE Finance BV	1.875%	1/30/20	EUR	4,500	5,116
RWE Finance BV	4.750%	1/31/34	GBP	1,200	1,748
RWE Finance BV	5.125%	7/23/18	EUR	1,000	1,237
RWE Finance BV	5.625%	12/6/23	GBP	1,400	2,388
RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,598

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,762
RWE Finance BV	6.625%	1/31/19	EUR	1,200	1,563
SAP SE	1.750%	2/22/27	EUR	5,000	5,540
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,599
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	6,981
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,512
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	626
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,527
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	2,000	2,507
Talanx AG	2.500%	7/23/26	EUR	2,000	2,329
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	280
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,739
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,211
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	9,303
Volkswagen Financial Services NV	1.250%	12/15/16	GBP	1,250	1,897
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	2,984	4,255
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,000	2,953
Volkswagen International Finance NV	2.000%	3/26/21	EUR	6,400	7,091
1 Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	9,127
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	4,500	4,565
1 Volkswagen International Finance NV	3.875%	9/29/49	EUR	1,500	1,598
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,071
1 Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	4,388
Volkswagen Leasing GmbH	1.000%	10/4/17	EUR	5,783	6,320
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	9,904
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	7,000	7,839
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,762
					479,865
Sovereign Bonds (8.1%)
9 Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,588
9 Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,000	7,236
8 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	5,856
Bundesschatzanweisungen	0.000%	9/16/16	EUR	50,000	55,136
Bundesschatzanweisungen	0.000%	3/10/17	EUR	20,000	22,085
Bundesschatzanweisungen	0.000%	6/16/17	EUR	50,000	55,262
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,314
Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	4,000	4,207
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,130
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	8,500	10,477
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,486
Deutsche Bahn Finance BV	2.875%	6/30/16	EUR	2,000	2,241
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,083
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	799
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,590
Deutsche Bahn Finance BV	4.750%	3/14/18	EUR	800	975
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	3,637
1 EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,171
Enbw International Finance BV	2.500%	6/4/26	EUR	2,000	2,335
Enbw International Finance BV	6.125%	7/7/39	EUR	1,300	2,148
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	5,622
EWE AG	4.125%	11/4/20	EUR	2,000	2,514
Federal Republic of Germany	0.000%	4/17/20	EUR	50,000	55,314
Federal Republic of Germany	0.250%	4/13/18	EUR	29,000	32,329
Federal Republic of Germany	0.250%	10/11/19	EUR	72,500	81,157

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	0.250%	10/16/20	EUR	180,000	201,153
	Federal Republic of Germany	0.500%	4/7/17	EUR	25,000	27,812
	Federal Republic of Germany	0.500%	10/13/17	EUR	50,000	55,849
	Federal Republic of Germany	0.500%	2/23/18	EUR	65,000	72,799
	Federal Republic of Germany	0.500%	2/15/25	EUR	47,000	51,899
	Federal Republic of Germany	0.750%	2/24/17	EUR	30,000	33,451
	Federal Republic of Germany	1.000%	10/12/18	EUR	55,000	62,760
	Federal Republic of Germany	1.000%	2/22/19	EUR	37,650	43,121
	Federal Republic of Germany	1.000%	8/15/24	EUR	85,500	99,139
	Federal Republic of Germany	1.000%	8/15/25	EUR	211,000	242,812
	Federal Republic of Germany	1.500%	9/4/22	EUR	40,000	48,184
	Federal Republic of Germany	1.500%	2/15/23	EUR	8,000	9,656
	Federal Republic of Germany	1.500%	5/15/23	EUR	27,000	32,602
	Federal Republic of Germany	1.500%	5/15/24	EUR	19,000	22,956
	Federal Republic of Germany	1.750%	7/4/22	EUR	59,246	72,424
	Federal Republic of Germany	1.750%	2/15/24	EUR	24,500	30,158
	Federal Republic of Germany	2.000%	1/4/22	EUR	46,000	56,771
	Federal Republic of Germany	2.000%	8/15/23	EUR	26,500	33,143
	Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	14,591
	Federal Republic of Germany	2.250%	9/4/21	EUR	122,400	152,405
	Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	81,018
	Federal Republic of Germany	2.500%	7/4/44	EUR	34,000	49,123
	Federal Republic of Germany	2.500%	8/15/46	EUR	22,450	32,538
	Federal Republic of Germany	3.000%	7/4/20	EUR	29,000	36,559
	Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	66,643
	Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	22,830
	Federal Republic of Germany	3.250%	7/4/42	EUR	34,569	55,923
	Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	26,506
	Federal Republic of Germany	3.750%	1/4/17	EUR	4,000	4,610
	Federal Republic of Germany	3.750%	1/4/19	EUR	63,000	78,115
	Federal Republic of Germany	4.000%	1/4/18	EUR	46,000	55,329
	Federal Republic of Germany	4.000%	1/4/37	EUR	46,500	78,871
	Federal Republic of Germany	4.250%	7/4/17	EUR	96,000	113,629
	Federal Republic of Germany	4.250%	7/4/18	EUR	67,000	82,652
	Federal Republic of Germany	4.250%	7/4/39	EUR	46,400	83,710
	Federal Republic of Germany	4.750%	7/4/28	EUR	11,500	18,861
10	Federal Republic of Germany	4.750%	7/4/34	EUR	45,300	81,322
	Federal Republic of Germany	4.750%	7/4/40	EUR	28,500	55,429
	Federal Republic of Germany	5.500%	1/4/31	EUR	49,500	90,109
	Federal Republic of Germany	5.625%	1/4/28	EUR	12,365	21,514
	Federal Republic of Germany	6.250%	1/4/30	EUR	30,000	57,211
	FMS Wertmanagement AoeR	0.050%	9/19/17	EUR	5,000	5,521
	FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,422
	FMS Wertmanagement AoeR	0.625%	3/12/18	EUR	1,900	2,128
8	FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	3,063
	FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	10,183
	FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,244
	FMS Wertmanagement AoeR	1.125%	12/7/16	GBP	3,200	4,944
	FMS Wertmanagement AoeR	1.125%	9/3/18	EUR	5,000	5,697
	FMS Wertmanagement AoeR	1.875%	12/7/18	GBP	10,000	15,713
	FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	18,809
	FMS Wertmanagement AoeR	2.750%	6/3/16	EUR	1,000	1,118
8	FMS Wertmanagement AoeR	3.000%	8/3/18	EUR	2,000	2,391
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,671

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	4,000	5,189
Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	5,500	6,289
Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	4,000	4,819
Free State of Bavaria	1.875%	2/7/19	EUR	8,000	9,369
Free State of Bavaria	3.500%	1/27/16	EUR	2,263	2,509
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	5,000	5,362
Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,137
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	2,845
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,861
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,728
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,573
Gemeinsame Deutsche Bundeslaender	2.375%	9/21/18	EUR	700	824
Gemeinsame Deutsche Bundeslaender	2.625%	3/18/16	EUR	975	1,083
Gemeinsame Deutsche Bundeslaender	2.875%	2/9/16	EUR	3,100	3,436
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,000	3,748
8 KFW	0.050%	11/30/17	EUR	15,000	16,587
8 KFW	0.375%	4/18/17	EUR	10,000	11,093
8 KFW	0.375%	7/22/19	EUR	10,000	11,194
8 KFW	0.375%	4/23/30	EUR	10,000	9,942
8 KFW	0.500%	2/26/16	EUR	20,000	22,039
8 KFW	0.500%	7/25/16	EUR	5,000	5,525
8 KFW	0.625%	2/12/18	EUR	5,000	5,602
8 KFW	0.625%	7/4/22	EUR	10,000	11,265
8 KFW	0.625%	1/15/25	EUR	6,300	6,943
8 KFW	0.875%	10/13/17	EUR	12,000	13,481
8 KFW	0.875%	6/25/18	EUR	1,500	1,697
8 KFW	0.875%	3/18/19	EUR	20,000	22,753
8 KFW	1.000%	12/7/17	GBP	9,500	14,652
8 KFW	1.125%	10/16/18	EUR	25,000	28,547
8 KFW	1.125%	1/15/20	EUR	27,000	31,182
8 KFW	1.375%	2/21/17	EUR	13,000	14,595
8 KFW	1.375%	1/28/20	CAD	13,770	10,577
8 KFW	1.500%	6/11/24	EUR	12,300	14,667
8 KFW	1.625%	1/15/21	EUR	3,000	3,569
8 KFW	1.875%	3/20/19	EUR	15,000	17,619
8 KFW	2.000%	12/6/18	GBP	3,000	4,739
8 KFW	2.125%	2/15/16	CHF	200	204
8 KFW	2.125%	8/15/23	EUR	5,300	6,612
8 KFW	2.250%	9/21/17	EUR	10,000	11,513
8 KFW	2.500%	1/17/22	EUR	10,000	12,576
8 KFW	2.500%	8/25/25	CHF	6,500	8,300
8 KFW	3.125%	4/8/16	EUR	5,000	5,576
8 KFW	3.125%	6/15/18	EUR	17,000	20,316
8 KFW	3.375%	1/18/21	EUR	25,350	32,689
8 KFW	3.750%	7/18/18	AUD	10,000	7,398
8 KFW	3.875%	1/21/19	EUR	10,000	12,425
8 KFW	4.125%	7/4/17	EUR	3,000	3,540
8 KFW	4.375%	2/9/16	CAD	5,000	3,859
8 KFW	4.625%	1/4/23	EUR	7,000	10,057
8 KFW	4.875%	3/15/37	GBP	4,000	8,345
8 KFW	5.000%	10/4/17	ZAR	120,000	8,330
8 KFW	5.000%	5/22/19	NOK	20,000	2,679
8 KFW	5.500%	2/9/22	AUD	8,000	6,567
8 KFW	5.550%	6/7/21	GBP	9,000	16,693

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
8	KFW	5.625%	8/25/17	GBP	1,000	1,670
8	KFW	5.750%	6/7/32	GBP	1,000	2,203
8	KFW	6.000%	12/7/28	GBP	10,000	21,738
8	KFW	6.250%	2/23/18	AUD	16,000	12,427
8	KFW	6.250%	12/4/19	AUD	8,000	6,533
8	KFW	6.250%	5/19/21	AUD	9,000	7,561
	Land Thueringen	0.500%	5/12/25	EUR	4,500	4,818
	Land Thueringen	1.625%	8/17/20	EUR	2,462	2,893
	Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,891
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.250%	11/25/19	EUR	4,500	5,001
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.750%	12/12/17	EUR	2,500	2,803
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.875%	12/15/17	GBP	1,000	1,533
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.500%	7/4/16	EUR	1,500	1,690
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.750%	1/23/18	AUD	5,000	3,662
8	Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,350	2,081
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,864
8	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,345
[3,8]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,084
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,791
8	Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	3,531
8	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,217
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	16,568
8	Landwirtschaftliche Rentenbank	3.750%	2/11/16	EUR	3,000	3,335
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	5,767
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	7,727
8	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,587
8	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	11,967
	NRW Bank	0.500%	7/23/18	EUR	10,000	11,152
	NRW Bank	0.625%	8/1/16	EUR	6,000	6,635
	NRW Bank	0.875%	12/15/17	GBP	1,000	1,533
	NRW Bank	1.000%	11/10/15	EUR	3,000	3,300
	NRW Bank	1.250%	10/22/18	EUR	5,000	5,718
	NRW Bank	1.875%	9/22/17	EUR	5,000	5,706
	NRW Bank	3.875%	1/27/20	EUR	4,000	5,113
	NRW Bank	4.500%	5/29/17	EUR	5,000	5,897
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	5,000	5,291
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,711
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	9,762
	State of Baden-Wurttemberg	3.250%	1/18/16	EUR	2,000	2,214
	State of Berlin	0.500%	2/10/25	EUR	10,000	10,706
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,195
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,340
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,172
	State of Berlin	3.125%	8/17/21	EUR	2,300	2,939
	State of Berlin	3.250%	5/23/18	EUR	1,500	1,790
	State of Berlin	3.500%	6/22/17	EUR	5,718	6,660
	State of Berlin	4.125%	5/24/16	EUR	3,000	3,377
	State of Brandenburg	3.500%	6/15/21	EUR	5,000	6,487
	State of Bremen	0.500%	3/3/25	EUR	3,000	3,215

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Bremen	1.375%	4/28/21	EUR	1,000	1,166
State of Hesse	0.375%	3/10/23	EUR	3,000	3,271
State of Hesse	0.500%	4/7/17	EUR	5,900	6,547
State of Hesse	0.500%	2/17/25	EUR	500	536
State of Hesse	1.375%	2/5/20	EUR	8,000	9,280
State of Hesse	1.375%	6/10/24	EUR	4,000	4,656
State of Hesse	1.750%	2/10/17	EUR	1,400	1,576
State of Hesse	1.750%	6/19/20	EUR	2,930	3,463
State of Hesse	1.750%	1/20/23	EUR	3,000	3,597
State of Hesse	2.750%	5/30/16	EUR	4,975	5,560
State of Hesse	3.000%	8/23/21	EUR	2,000	2,542
State of Hesse	3.500%	3/10/20	EUR	5,000	6,310
State of Lower Saxony	1.000%	8/18/22	EUR	9,000	10,277
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	8,101
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,231
State of Lower Saxony	3.500%	2/22/16	EUR	7,000	7,782
State of Lower Saxony	4.250%	2/22/17	EUR	10,000	11,628
State of Lower Saxony	4.250%	2/27/18	EUR	4,000	4,845
State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	21,439
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,000	4,352
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,211
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	19,087
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,678
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	7,958
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	5,771
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	4,000	4,669
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,688
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	5,000	5,705
State of North Rhine-Westphalia	1.750%	2/15/17	EUR	5,500	6,193
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	10,600	12,763
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,355
State of North Rhine-Westphalia	2.000%	9/13/18	EUR	1,000	1,165
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,650
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,231
State of North Rhine-Westphalia	2.375%	8/23/17	EUR	3,200	3,679
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	6,300	7,948
State of North Rhine-Westphalia	2.625%	1/21/16	EUR	4,000	4,425
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,564
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,435
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	5,745	6,629
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,094
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	6,500	7,434
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,753
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	10,885
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	2,983
					4,074,814
Total Germany (Cost $5,152,490)					4,820,680
Hong Kong (0.0%)
Corporate Bonds (0.0%)
1 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,325
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	5,742
					7,067

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.340%	5/9/16	HKD	35,000	4,526
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,637
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,124
					13,287
Total Hong Kong (Cost $21,393)					20,354
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,246
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,004
Total India (Cost $4,452)					4,250
Indonesia (0.0%)
Sovereign Bond (0.0%)
3 Republic of Indonesia	2.875%	7/8/21	EUR	2,500	2,725
Total Indonesia (Cost $3,395)					2,725
Ireland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,270
AIB Mortgage Bank	2.625%	7/29/16	EUR	3,000	3,365
AIB Mortgage Bank	4.875%	6/29/17	EUR	10,000	11,856
Bank of Ireland Mortgage Bank	1.750%	3/19/19	EUR	5,000	5,758
Bank of Ireland Mortgage Bank	1.875%	5/13/17	EUR	10,300	11,612
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	8,000	9,323
Depfa ACS Bank	3.875%	11/14/16	EUR	6,000	6,850
					52,034
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	3,850	4,596
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,490
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,453
Dali Capital plc	4.799%	12/21/37	GBP	150	254
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,880
Ryanair Ltd.	1.875%	6/17/21	EUR	2,000	2,261
					20,934
Sovereign Bonds (0.6%)
DAA Finance plc	6.587%	7/9/18	EUR	500	638
ERVIA	3.625%	12/4/17	EUR	3,250	3,809
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,000	6,705
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,268
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,522
ESB Finance Ltd.	6.500%	3/5/20	GBP	2,000	3,583
Ireland	0.800%	3/15/22	EUR	12,000	13,433
Ireland	2.000%	2/18/45	EUR	16,500	17,768
Ireland	2.400%	5/15/30	EUR	18,790	22,784
Ireland	3.400%	3/18/24	EUR	39,950	52,568
Ireland	3.900%	3/20/23	EUR	7,000	9,436
Ireland	4.400%	6/18/19	EUR	10,000	12,750
Ireland	4.500%	10/18/18	EUR	20,000	24,974
Ireland	4.500%	4/18/20	EUR	12,000	15,721
Ireland	5.000%	10/18/20	EUR	24,000	32,527

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Ireland	5.400%	3/13/25	EUR	10,450	15,851
Ireland	5.500%	10/18/17	EUR	25,000	30,556
Ireland	5.900%	10/18/19	EUR	30,081	40,660
					307,553
Total Ireland (Cost $399,001)					380,521
Israel (0.3%)
Corporate Bond (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,331
					2,331
Sovereign Bonds (0.3%)
State of Israel	2.250%	5/31/19	ILS	74,000	20,281
State of Israel	2.500%	5/31/16	ILS	8,000	2,096
State of Israel	2.875%	1/29/24	EUR	3,400	4,157
State of Israel	3.750%	3/31/24	ILS	37,000	11,073
State of Israel	4.000%	1/31/18	ILS	20,000	5,602
State of Israel	4.250%	8/31/16	ILS	2,800	749
State of Israel	4.250%	3/31/23	ILS	55,000	16,939
State of Israel	4.625%	3/18/20	EUR	1,000	1,296
State of Israel	5.000%	1/31/20	ILS	69,000	21,018
State of Israel	5.500%	2/28/17	ILS	33,000	9,137
State of Israel	5.500%	1/31/22	ILS	20,000	6,510
State of Israel	5.500%	1/31/42	ILS	26,000	9,584
State of Israel	6.000%	2/28/19	ILS	44,000	13,457
State of Israel	6.250%	10/30/26	ILS	29,000	10,564
					132,463
Total Israel (Cost $136,283)					134,794
Italy (8.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Monte dei Paschi di Siena SPA	2.875%	4/16/21	EUR	4,000	4,811
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,900	7,070
Credito Emiliano SPA	1.875%	2/27/19	EUR	5,000	5,789
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,478
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	11,793
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	500	656
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,527
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,300	5,357
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	3,407
Mediobanca SPA	3.625%	10/17/23	EUR	5,000	6,638
Romulus Finance Srl	5.441%	2/20/23	GBP	250	441
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,167
UniCredit SPA	2.625%	10/31/20	EUR	5,000	6,082
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,583
UniCredit SPA	4.000%	1/31/18	EUR	7,000	8,362
UniCredit SPA	4.250%	7/29/16	EUR	3,000	3,398
UniCredit SPA	5.250%	4/30/23	EUR	2,000	2,905
Unione di Banche Italiane SCpA	1.250%	2/7/25	EUR	2,500	2,744
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	8,500	10,524
Unione di Banche Italiane SCpA	3.125%	2/5/24	EUR	3,000	3,827
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,407
					103,966

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.6%)
2i Rete Gas SPA	1.750%	7/16/19	EUR	4,600	5,215
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,700	5,586
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,632
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,000	3,548
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,900	2,657
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	2,000	2,667
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,238
Atlantia SPA	2.875%	2/26/21	EUR	3,000	3,606
Atlantia SPA	3.375%	9/18/17	EUR	2,500	2,900
Atlantia SPA	4.375%	3/16/20	EUR	6,900	8,749
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,234
Atlantia SPA	5.875%	6/9/24	EUR	300	447
Atlantia SPA	6.250%	6/9/22	GBP	1,320	2,429
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	4,528
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,256
Enel Finance International NV	3.625%	4/17/18	EUR	104	123
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	19,041
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	6,879
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,691
Enel Finance International NV	5.000%	9/14/22	EUR	4,000	5,491
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	5,373
Enel Finance International NV	5.750%	10/24/18	EUR	5,400	6,860
Enel Finance International NV	5.750%	9/14/40	GBP	8,800	15,765
Enel SPA	5.250%	6/20/17	EUR	7,000	8,303
Enel SPA	5.750%	6/22/37	GBP	1,000	1,791
Eni SPA	2.625%	11/22/21	EUR	3,000	3,601
Eni SPA	3.250%	7/10/23	EUR	2,360	2,955
Eni SPA	3.625%	1/29/29	EUR	6,000	7,760
Eni SPA	3.750%	6/27/19	EUR	4,000	4,899
Eni SPA	3.750%	9/12/25	EUR	3,300	4,295
Eni SPA	4.750%	11/14/17	EUR	1,000	1,196
FCA Capital Ireland plc	2.625%	4/17/19	EUR	2,000	2,279
FCA Capital Ireland plc	2.875%	1/26/18	EUR	3,000	3,414
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,512
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	5,000	5,669
Intesa Sanpaolo SPA	3.000%	1/28/19	EUR	6,000	7,045
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,000	9,807
Intesa Sanpaolo SPA	3.750%	11/23/16	EUR	1,000	1,138
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	10,000	11,764
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	601
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,126
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,607
1 Intesa Sanpaolo Vita SPA	4.750%	12/29/49	EUR	3,900	4,288
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	10,612
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,430
Snam SPA	2.375%	6/30/17	EUR	5,000	5,678
Snam SPA	3.250%	1/22/24	EUR	4,000	4,992
Snam SPA	3.375%	1/29/21	EUR	500	616
Snam SPA	3.875%	3/19/18	EUR	6,296	7,475
Snam SPA	5.000%	1/18/19	EUR	1,400	1,753
Snam SPA	5.250%	9/19/22	EUR	3,530	4,916
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,284
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	5,566	6,011

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,879
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,150
UniCredit SPA	1.500%	6/19/19	EUR	3,000	3,356
UniCredit SPA	2.250%	12/16/16	EUR	3,000	3,367
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,795
UniCredit SPA	3.375%	1/11/18	EUR	3,000	3,494
UniCredit SPA	3.625%	1/24/19	EUR	3,000	3,580
UniCredit SPA	5.000%	10/31/21	EUR	3,000	4,149
Unione di Banche Italiane SCpA	2.875%	2/18/19	EUR	8,500	9,727
					294,229
Sovereign Bonds (7.4%)
A2A SPA	1.750%	2/25/25	EUR	2,000	2,131
A2A SPA	3.625%	1/13/22	EUR	4,100	5,047
A2A SPA	4.375%	1/10/21	EUR	2,500	3,158
A2A SPA	4.500%	11/28/19	EUR	1,000	1,245
ACEA SPA	2.625%	7/15/24	EUR	3,000	3,466
ACEA SPA	3.750%	9/12/18	EUR	5,500	6,562
ACEA SPA	4.500%	3/16/20	EUR	500	629
Cassa Depositi e Prestiti SPA	1.000%	1/26/18	EUR	5,000	5,561
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,387
City of Rome Italy	5.345%	1/27/48	EUR	1,300	1,902
Edison SPA	3.875%	11/10/17	EUR	500	587
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,487
Hera SPA	5.200%	1/29/28	EUR	6,000	8,482
Poste Italiane SPA	3.250%	6/18/18	EUR	650	762
Republic of Italy	0.250%	5/15/18	EUR	105,000	115,794
Republic of Italy	0.700%	5/1/20	EUR	10,000	11,102
Republic of Italy	0.750%	1/15/18	EUR	60,000	66,927
Republic of Italy	1.050%	12/1/19	EUR	40,000	45,122
Republic of Italy	1.150%	5/15/17	EUR	48,000	53,682
Republic of Italy	1.350%	4/15/22	EUR	47,000	52,947
Republic of Italy	1.500%	12/15/16	EUR	56,000	62,609
Republic of Italy	1.500%	8/1/19	EUR	61,000	69,986
Republic of Italy	1.500%	6/1/25	EUR	77,500	85,445
3 Republic of Italy	1.650%	3/1/32	EUR	30,500	32,087
Republic of Italy	2.000%	12/1/25	EUR	35,000	40,056
Republic of Italy	2.150%	12/15/21	EUR	85,000	100,459
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,074
Republic of Italy	2.500%	5/1/19	EUR	41,000	48,581
Republic of Italy	2.500%	12/1/24	EUR	71,000	85,057
Republic of Italy	2.750%	11/15/16	EUR	39,135	44,259
3 Republic of Italy	3.250%	9/1/46	EUR	31,500	39,749
Republic of Italy	3.500%	11/1/17	EUR	80,000	94,003
Republic of Italy	3.500%	6/1/18	EUR	41,500	49,573
Republic of Italy	3.500%	12/1/18	EUR	40,000	48,456
3 Republic of Italy	3.500%	3/1/30	EUR	62,000	81,327
Republic of Italy	3.750%	3/1/21	EUR	70,000	89,282
Republic of Italy	3.750%	5/1/21	EUR	75,000	95,844
Republic of Italy	3.750%	8/1/21	EUR	50,000	64,052
Republic of Italy	3.750%	9/1/24	EUR	58,000	76,085
Republic of Italy	4.000%	2/1/17	EUR	75,000	86,570
Republic of Italy	4.000%	9/1/20	EUR	57,000	72,985
Republic of Italy	4.000%	2/1/37	EUR	63,500	88,761
Republic of Italy	4.250%	2/1/19	EUR	45,000	55,919

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	4.250%	9/1/19	EUR	50,000	63,156
Republic of Italy	4.250%	3/1/20	EUR	49,000	62,695
Republic of Italy	4.500%	2/1/18	EUR	31,700	38,295
Republic of Italy	4.500%	8/1/18	EUR	55,000	67,677
Republic of Italy	4.500%	3/1/19	EUR	35,000	43,912
Republic of Italy	4.500%	2/1/20	EUR	55,000	70,825
Republic of Italy	4.500%	5/1/23	EUR	43,000	58,499
Republic of Italy	4.500%	3/1/24	EUR	53,000	72,763
Republic of Italy	4.500%	3/1/26	EUR	50,000	70,180
Republic of Italy	4.750%	5/1/17	EUR	35,000	41,199
Republic of Italy	4.750%	6/1/17	EUR	50,000	59,055
Republic of Italy	4.750%	9/1/21	EUR	27,500	36,981
3 Republic of Italy	4.750%	8/1/23	EUR	45,000	62,316
3 Republic of Italy	4.750%	9/1/28	EUR	54,000	78,898
3 Republic of Italy	4.750%	9/1/44	EUR	37,900	60,457
Republic of Italy	5.000%	3/1/22	EUR	36,665	50,415
3 Republic of Italy	5.000%	3/1/25	EUR	55,700	80,027
Republic of Italy	5.000%	8/1/34	EUR	52,000	81,325
Republic of Italy	5.000%	8/1/39	EUR	42,500	68,347
Republic of Italy	5.000%	9/1/40	EUR	55,500	89,163
Republic of Italy	5.250%	8/1/17	EUR	23,000	27,585
Republic of Italy	5.250%	11/1/29	EUR	53,000	81,932
Republic of Italy	5.500%	9/1/22	EUR	62,000	88,271
Republic of Italy	5.500%	11/1/22	EUR	70,000	99,808
Republic of Italy	5.750%	7/25/16	EUR	3,000	3,433
Republic of Italy	5.750%	2/1/33	EUR	38,800	64,827
Republic of Italy	6.000%	8/4/28	GBP	3,900	7,227
Republic of Italy	6.000%	5/1/31	EUR	65,000	109,012
Republic of Italy	6.500%	11/1/27	EUR	15,000	24,824
Republic of Italy	7.250%	11/1/26	EUR	10,000	17,156
Republic of Italy	9.000%	11/1/23	EUR	20,000	34,930
					3,717,389
Total Italy (Cost $4,235,138)					4,115,584
Japan (22.0%)
Corporate Bonds (0.6%)
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,000	5,577
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	404
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	4/20/17	JPY	800,000	6,653
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	1/24/17	JPY	100,000	832
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.875%	3/11/22	EUR	5,000	5,320
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	882
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,520
East Japan Railway Co.	4.875%	6/14/34	GBP	1,500	2,734
Kansai Electric Power Co. Inc.	0.527%	12/20/16	JPY	1,400,000	11,635
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,626
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	4,980
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	8,310
Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,164
Mizuho Bank Ltd.	0.410%	4/20/18	JPY	900,000	7,496
Mizuho Bank Ltd.	2.250%	11/4/16	JPY	1,000,000	8,452
MUFG Capital Finance 5 Ltd.	6.299%	1/29/49	GBP	330	528
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,334
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,375

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	862
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,500	6,047
	Nomura Europe Finance NV	1.875%	5/29/18	EUR	3,200	3,625
	Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	488
	Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,294
	Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	9,952
	Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	8,309
	Norinchukin Bank	0.300%	1/26/18	JPY	1,500,000	12,455
	Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,152
	Norinchukin Bank	0.350%	6/27/17	JPY	700,000	5,817
	Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	11,641
	Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	8,331
	Norinchukin Bank	0.500%	11/27/15	JPY	200,000	1,658
	Norinchukin Bank	0.550%	1/27/16	JPY	180,000	1,493
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	11,632
	Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	11,844
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,485
	Shinkin Central Bank	0.200%	3/27/18	JPY	1,000,000	8,290
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,000,000	8,294
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	16,606
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	16,619
	Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,661
	Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,661
	Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	831
	Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,662
	Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,163
	Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	5,822
	Shinkin Central Bank	0.450%	11/27/15	JPY	200,000	1,658
	Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	1,662
	Shinkin Central Bank	0.700%	3/25/16	JPY	200,000	1,661
	Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,491
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,233
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	3,000	3,481
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,154
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,450
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,323
	Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,755
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	3,000	3,314
	Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	7,500	8,388
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	400	476
	Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	648
						299,210
Sovereign Bonds (21.4%)
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,700,000	22,422
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	8,320
	Central Nippon Expressway Co. Ltd.	0.351%	9/20/17	JPY	1,500,000	12,480
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,342
11	Deposit Insurance Corp. of Japan	0.100%	7/11/16	JPY	800,000	6,630
	Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	8,266
11	Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,493
11	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,349
	Development Bank of Japan Inc.	0.460%	3/17/17	JPY	500,000	4,162
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,476
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	4,572

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	4,238
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,398
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	15,414
	Japan	0.100%	10/15/16	JPY	3,900,000	32,349
	Japan	0.100%	11/15/16	JPY	3,000,000	24,886
	Japan	0.100%	12/15/16	JPY	2,000,000	16,592
	Japan	0.100%	1/15/17	JPY	3,000,000	24,890
	Japan	0.100%	2/15/17	JPY	6,000,000	49,783
	Japan	0.100%	3/15/17	JPY	20,750,000	172,178
	Japan	0.100%	4/15/17	JPY	5,500,000	45,641
	Japan	0.100%	9/15/17	JPY	14,500,000	120,366
	Japan	0.100%	12/20/17	JPY	3,000,000	24,908
	Japan	0.100%	3/20/18	JPY	15,100,000	125,396
	Japan	0.100%	6/20/19	JPY	16,900,000	140,436
	Japan	0.100%	9/20/19	JPY	16,500,000	137,120
	Japan	0.100%	12/20/19	JPY	33,300,000	276,745
	Japan	0.100%	3/20/20	JPY	32,300,000	268,441
	Japan	0.100%	6/20/20	JPY	18,000,000	149,592
	Japan	0.100%	9/20/20	JPY	12,000,000	99,807
	Japan	0.200%	6/20/17	JPY	15,000,000	124,695
	Japan	0.200%	9/20/17	JPY	21,000,000	174,652
	Japan	0.200%	9/20/18	JPY	5,000,000	41,655
	Japan	0.200%	12/20/18	JPY	11,902,250	99,196
	Japan	0.200%	3/20/19	JPY	18,000,000	150,068
	Japan	0.200%	6/20/19	JPY	17,500,000	145,947
	Japan	0.200%	9/20/19	JPY	19,130,000	159,590
	Japan	0.300%	6/20/18	JPY	16,500,000	137,764
	Japan	0.300%	9/20/18	JPY	5,000,000	41,774
	Japan	0.300%	12/20/24	JPY	10,500,000	87,501
	Japan	0.400%	9/20/16	JPY	17,950,000	149,269
	Japan	0.400%	12/20/16	JPY	3,500,000	29,134
	Japan	0.400%	3/20/18	JPY	16,710,000	139,752
	Japan	0.400%	6/20/18	JPY	2,500,000	20,928
	Japan	0.400%	3/20/25	JPY	20,500,000	172,120
	Japan	0.400%	6/20/25	JPY	13,000,000	108,950
	Japan	0.400%	9/20/25	JPY	5,000,000	41,824
	Japan	0.500%	9/20/24	JPY	1,100,000	9,341
	Japan	0.500%	12/20/24	JPY	7,500,000	63,621
	Japan	0.600%	3/20/23	JPY	11,800,000	101,313
	Japan	0.600%	12/20/23	JPY	9,000,000	77,193
	Japan	0.600%	3/20/24	JPY	16,180,000	138,722
	Japan	0.600%	6/20/24	JPY	11,500,000	98,546
11	Japan	0.669%	4/12/24	JPY	1,500,000	12,824
	Japan	0.700%	12/20/22	JPY	4,000,000	34,583
	Japan	0.800%	9/20/20	JPY	3,800,000	32,654
	Japan	0.800%	6/20/22	JPY	17,000,000	147,639
	Japan	0.800%	9/20/22	JPY	4,000,000	34,788
	Japan	0.800%	12/20/22	JPY	5,500,000	47,876
	Japan	0.800%	6/20/23	JPY	13,593,500	118,387
	Japan	0.800%	6/20/23	JPY	600,000	5,225
	Japan	0.800%	9/20/23	JPY	1,100,000	9,581
	Japan	0.900%	3/20/22	JPY	4,700,000	41,008
	Japan	0.900%	6/20/22	JPY	7,500,000	65,546
	Japan	1.000%	9/20/20	JPY	5,000,000	43,370
	Japan	1.000%	12/20/21	JPY	11,000,000	96,371

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	1.000%	3/20/22	JPY	8,000,000	70,223
	Japan	1.000%	3/20/23	JPY	530,000	4,679
	Japan	1.100%	6/20/20	JPY	5,100,000	44,337
	Japan	1.100%	9/20/21	JPY	6,400,000	56,274
	Japan	1.100%	12/20/21	JPY	4,200,000	37,009
	Japan	1.100%	3/20/33	JPY	450,000	3,862
	Japan	1.200%	12/20/20	JPY	7,137,350	62,642
	Japan	1.200%	6/20/21	JPY	6,000,000	52,919
	Japan	1.200%	12/20/34	JPY	8,600,000	73,491
	Japan	1.200%	3/20/35	JPY	16,640,000	141,756
	Japan	1.200%	9/20/35	JPY	8,700,000	73,859
	Japan	1.300%	3/20/18	JPY	3,000,000	25,620
	Japan	1.300%	12/20/18	JPY	4,800,000	41,370
	Japan	1.300%	3/20/19	JPY	4,000,000	34,578
	Japan	1.300%	12/20/19	JPY	7,700,000	67,148
	Japan	1.300%	3/20/20	JPY	4,400,000	38,480
	Japan	1.300%	6/20/20	JPY	4,500,000	39,465
	Japan	1.300%	3/20/21	JPY	9,500,000	84,009
	Japan	1.300%	6/20/35	JPY	1,200,000	10,365
11	Japan	1.400%	12/14/18	JPY	310,000	2,672
	Japan	1.400%	12/20/18	JPY	5,000,000	43,223
	Japan	1.400%	9/20/19	JPY	5,900,000	51,492
	Japan	1.400%	9/20/34	JPY	7,900,000	69,963
	Japan	1.400%	9/20/45	JPY	595,000	4,991
	Japan	1.400%	3/20/55	JPY	3,000,000	24,303
	Japan	1.500%	9/20/18	JPY	14,250,000	123,129
	Japan	1.500%	6/20/32	JPY	10,300,000	94,400
	Japan	1.500%	3/20/33	JPY	4,275,000	38,972
	Japan	1.500%	3/20/34	JPY	5,550,000	50,176
	Japan	1.500%	6/20/34	JPY	6,600,000	59,531
	Japan	1.500%	12/20/44	JPY	2,300,000	19,809
	Japan	1.500%	3/20/45	JPY	10,065,000	86,611
	Japan	1.600%	6/20/30	JPY	500,000	4,688
	Japan	1.600%	6/20/32	JPY	600,000	5,576
	Japan	1.600%	3/20/33	JPY	3,000,000	27,749
	Japan	1.600%	12/20/33	JPY	2,100,000	19,316
	Japan	1.700%	12/20/16	JPY	5,000,000	42,224
	Japan	1.700%	3/20/17	JPY	8,000,000	67,840
	Japan	1.700%	3/20/18	JPY	6,600,000	56,886
	Japan	1.700%	12/20/22	JPY	3,500,000	32,319
	Japan	1.700%	9/20/31	JPY	5,000,000	47,275
	Japan	1.700%	9/20/32	JPY	13,330,000	125,433
	Japan	1.700%	12/20/32	JPY	2,845,000	26,733
	Japan	1.700%	6/20/33	JPY	10,875,000	101,874
	Japan	1.700%	6/20/33	JPY	800,000	7,494
	Japan	1.700%	9/20/33	JPY	6,800,000	63,594
	Japan	1.700%	12/20/43	JPY	2,900,000	26,185
	Japan	1.700%	3/20/44	JPY	6,050,000	54,601
	Japan	1.700%	6/20/44	JPY	4,250,000	38,337
	Japan	1.700%	9/20/44	JPY	3,450,000	31,105
	Japan	1.700%	3/20/54	JPY	7,080,000	62,756
	Japan	1.800%	6/20/23	JPY	2,500,000	23,344
	Japan	1.800%	9/20/30	JPY	1,400,000	13,445
	Japan	1.800%	9/20/31	JPY	4,000,000	38,316
	Japan	1.800%	12/20/31	JPY	10,350,000	99,052

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.800%	3/20/43	JPY	4,300,000	39,695
Japan	1.800%	9/20/43	JPY	600,000	5,536
Japan	1.900%	9/20/23	JPY	3,000,000	28,270
Japan	1.900%	12/20/23	JPY	1,800,000	17,002
Japan	1.900%	3/20/24	JPY	500,000	4,734
Japan	1.900%	6/20/25	JPY	1,150,000	10,997
Japan	1.900%	12/20/28	JPY	7,160,000	69,513
Japan	1.900%	3/20/29	JPY	2,550,000	24,769
Japan	1.900%	9/20/30	JPY	3,100,000	30,134
Japan	1.900%	6/20/31	JPY	11,900,000	115,533
Japan	1.900%	9/20/42	JPY	2,500,000	23,558
Japan	1.900%	6/20/43	JPY	6,343,200	59,756
Japan	1.900%	3/20/53	JPY	2,100,000	19,660
Japan	2.000%	12/20/25	JPY	3,260,000	31,539
Japan	2.000%	3/20/27	JPY	1,100,000	10,723
Japan	2.000%	6/20/30	JPY	5,000,000	49,184
Japan	2.000%	12/20/30	JPY	3,000,000	29,511
Japan	2.000%	3/20/31	JPY	8,900,000	87,530
Japan	2.000%	12/20/33	JPY	500,000	4,875
Japan	2.000%	9/20/40	JPY	6,400,000	61,461
Japan	2.000%	9/20/41	JPY	5,800,000	55,720
Japan	2.000%	3/20/42	JPY	11,390,850	109,460
Japan	2.000%	3/20/52	JPY	2,200,000	21,135
Japan	2.100%	9/20/24	JPY	1,150,000	11,104
Japan	2.100%	6/20/25	JPY	3,000,000	29,159
Japan	2.100%	3/20/26	JPY	780,000	7,625
Japan	2.100%	12/20/26	JPY	6,000,000	58,950
Japan	2.100%	12/20/27	JPY	2,000,000	19,757
Japan	2.100%	9/20/28	JPY	9,550,000	94,638
Japan	2.100%	12/20/28	JPY	600,000	5,951
Japan	2.100%	3/20/29	JPY	4,400,000	43,676
Japan	2.100%	6/20/29	JPY	3,950,000	39,235
Japan	2.100%	9/20/29	JPY	8,500,000	84,482
Japan	2.100%	12/20/29	JPY	7,500,000	74,581
Japan	2.200%	3/20/26	JPY	800,000	7,888
Japan	2.200%	3/20/28	JPY	3,950,000	39,459
Japan	2.200%	9/20/28	JPY	1,200,000	12,015
Japan	2.200%	12/20/29	JPY	13,000,000	130,727
Japan	2.200%	3/20/30	JPY	6,300,000	63,394
Japan	2.200%	9/20/39	JPY	4,870,000	48,518
Japan	2.200%	3/20/41	JPY	9,150,000	91,157
Japan	2.200%	3/20/49	JPY	1,560,000	15,688
Japan	2.200%	3/20/50	JPY	920,000	9,260
Japan	2.200%	3/20/51	JPY	2,250,000	22,660
Japan	2.300%	5/20/30	JPY	170,000	1,731
Japan	2.300%	3/20/35	JPY	2,500,000	25,287
Japan	2.300%	6/20/35	JPY	3,580,000	36,166
Japan	2.300%	12/20/35	JPY	1,010,000	10,186
Japan	2.300%	12/20/36	JPY	750,000	7,580
Japan	2.300%	3/20/39	JPY	4,430,000	44,886
Japan	2.300%	3/20/40	JPY	4,050,000	41,044
Japan	2.400%	3/20/28	JPY	5,850,000	59,602
Japan	2.400%	6/20/28	JPY	950,000	9,694
Japan	2.400%	3/20/34	JPY	3,700,000	38,089
Japan	2.400%	12/20/34	JPY	2,300,000	23,619

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.400%	3/20/37	JPY	3,600,000	36,963
	Japan	2.400%	9/20/38	JPY	2,500,000	25,736
	Japan	2.400%	3/20/48	JPY	800,000	8,382
	Japan	2.500%	6/20/34	JPY	2,000,000	20,855
	Japan	2.500%	9/20/34	JPY	400,000	4,168
	Japan	2.500%	9/20/35	JPY	1,000,000	10,385
	Japan	2.500%	3/20/36	JPY	2,200,000	22,865
	Japan	2.500%	6/20/36	JPY	1,400,000	14,562
	Japan	2.500%	9/20/36	JPY	600,000	6,246
	Japan	2.500%	3/20/38	JPY	2,800,000	29,259
	JAPAN	2.600%	3/20/19	JPY	200,000	1,802
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	3,189
11	Japan Expressway Holding & Debt
	Repayment Agency	0.300%	11/30/15	JPY	500,000	4,144
11	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/31/25	JPY	400,000	3,276
	Japan Expressway Holding & Debt
	Repayment Agency	0.360%	12/18/15	JPY	1,000,000	8,289
11	Japan Expressway Holding & Debt
	Repayment Agency	0.414%	2/28/25	JPY	409,000	3,414
11	Japan Expressway Holding & Debt
	Repayment Agency	0.450%	3/31/25	JPY	1,000,000	8,370
11	Japan Expressway Holding & Debt
	Repayment Agency	0.466%	12/27/24	JPY	2,000,000	16,615
11	Japan Expressway Holding & Debt
	Repayment Agency	0.495%	11/29/24	JPY	1,520,000	12,662
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	9/17/38	JPY	200,000	1,341
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	3/18/39	JPY	200,000	1,326
11	Japan Expressway Holding & Debt
	Repayment Agency	0.509%	5/30/25	JPY	480,000	4,036
11	Japan Expressway Holding & Debt
	Repayment Agency	0.539%	10/31/24	JPY	1,000,000	8,367
11	Japan Expressway Holding & Debt
	Repayment Agency	0.645%	3/29/24	JPY	1,000,000	8,545
11	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	5/31/24	JPY	1,000,000	8,550
11	Japan Expressway Holding & Debt
	Repayment Agency	0.668%	3/17/23	JPY	800,000	6,859
11	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	11/30/23	JPY	1,000,000	8,567
11	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	4/30/24	JPY	1,000,000	8,560
	Japan Expressway Holding & Debt
	Repayment Agency	0.765%	9/20/22	JPY	200,000	1,713
	Japan Expressway Holding & Debt
	Repayment Agency	0.796%	9/20/22	JPY	300,000	2,575
11	Japan Expressway Holding & Debt
	Repayment Agency	0.801%	8/31/22	JPY	800,000	6,916
11	Japan Expressway Holding & Debt
	Repayment Agency	0.805%	11/30/22	JPY	1,500,000	12,983
11	Japan Expressway Holding & Debt
	Repayment Agency	0.815%	2/28/23	JPY	500,000	4,331

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt
	Repayment Agency	0.819%	9/30/22	JPY	1,500,000	12,987
11	Japan Expressway Holding & Debt
	Repayment Agency	0.834%	1/31/23	JPY	800,000	6,939
11	Japan Expressway Holding & Debt
	Repayment Agency	0.839%	7/29/22	JPY	500,000	4,331
11	Japan Expressway Holding & Debt
	Repayment Agency	0.895%	6/30/22	JPY	1,200,000	10,426
11	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	10/30/20	JPY	1,200,000	10,324
11	Japan Expressway Holding & Debt
	Repayment Agency	0.911%	7/31/23	JPY	1,000,000	8,725
11	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/27/19	JPY	100,000	866
11	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	1/30/19	JPY	100,000	861
11	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	5/29/20	JPY	100,000	873
11	Japan Expressway Holding & Debt
	Repayment Agency	1.400%	7/31/19	JPY	301,000	2,615
11	Japan Expressway Holding & Debt
	Repayment Agency	1.427%	7/31/34	JPY	600,000	5,281
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	1/29/16	JPY	200,000	1,663
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	12/27/17	JPY	273,000	2,330
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	5/31/19	JPY	75,000	652
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	6/28/19	JPY	301,000	2,621
11	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	2/28/18	JPY	100,000	857
11	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	10/31/18	JPY	501,000	4,338
11	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	5/26/17	JPY	2,000,000	16,985
11	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	7/31/18	JPY	900,000	7,785
11	Japan Expressway Holding & Debt
	Repayment Agency	1.800%	6/29/18	JPY	2,100,000	18,184
11	Japan Expressway Holding & Debt
	Repayment Agency	1.900%	8/31/17	JPY	500,000	4,279
11	Japan Expressway Holding & Debt
	Repayment Agency	2.000%	8/31/16	JPY	229,000	1,927
11	Japan Expressway Holding & Debt
	Repayment Agency	2.100%	12/28/29	JPY	500,000	4,922
	Japan Expressway Holding & Debt
	Repayment Agency	2.120%	6/20/16	JPY	100,000	839
11	Japan Expressway Holding & Debt
	Repayment Agency	2.300%	2/29/40	JPY	200,000	1,996
	Japan Expressway Holding & Debt
	Repayment Agency	2.340%	10/20/27	JPY	700,000	6,919
	Japan Expressway Holding & Debt
	Repayment Agency	2.450%	3/19/26	JPY	180,000	1,778

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt
	Repayment Agency	2.700%	3/20/48	JPY	200,000	2,007
	Japan Expressway Holding & Debt
	Repayment Agency	2.870%	12/20/46	JPY	80,000	831
	Japan Expressway Holding & Debt
	Repayment Agency	2.960%	3/19/46	JPY	250,000	2,643
	Japan Finance Corp.	0.100%	5/25/17	JPY	3,180,000	26,349
	Japan Finance Corp.	0.100%	8/10/17	JPY	1,200,000	9,943
11	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	6,635
11	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,154
11	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	16,634
11	Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	900,000	7,490
11	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,800,000	15,003
11	Japan Finance Organization for Municipalities	0.400%	1/30/18	JPY	1,150,000	9,596
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,096
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	6,765
11	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,970,000	25,184
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,171
11	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	13,528
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,260
11	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	12,906
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,567
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	8,643
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	861
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,205
11	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	6,924
11	Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	1,730
	Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	3,469
11	Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	4,341
	Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	4,341
11	Japan Finance Organization for Municipalities	2.000%	5/9/16	JPY	2,000,000	16,739
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	794
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,511
11	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,429
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	30,178
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,500,000	12,494
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	2,750,000	22,954
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,000,000	8,497
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	1,000,000	8,386
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,000,000	8,497
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	12,619
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	5,922
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	6,798
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	700,000	5,961
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,404
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	5,983
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	700,000	5,982
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,430
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	12,867
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	6,932
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,579
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,343
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,482
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,743
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,355

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,496
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	9,559
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,377
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,756
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,135
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	870
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,607
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	874
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,605
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,754
	Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	863
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	874
	Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	864
	Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,283
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	3,956
	Major Joint Local Government Bond	1.600%	11/25/15	JPY	315,800	2,619
	Major Joint Local Government Bond	1.600%	12/25/15	JPY	112,800	937
	Major Joint Local Government Bond	1.600%	2/25/16	JPY	150,000	1,249
	Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	875
	Major Joint Local Government Bond	1.800%	1/25/17	JPY	509,000	4,305
	Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	1,706
11	Nuclear Damage Compensation	0.059%	11/2/17	JPY	700,000	5,801
11	Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	8,294
	Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,346
	Shoko Chukin Bank	0.140%	6/27/18	JPY	1,800,000	14,894
	Shoko Chukin Bank	0.150%	2/26/16	JPY	500,000	4,144
	Shoko Chukin Bank	0.150%	8/25/17	JPY	800,000	6,626
	Shoko Chukin Bank	0.150%	2/27/18	JPY	2,000,000	16,557
	Shoko Chukin Bank	0.150%	5/25/18	JPY	800,000	6,622
	Shoko Chukin Bank	0.250%	4/27/16	JPY	100,000	829
	Shoko Chukin Bank	0.250%	7/27/16	JPY	1,500,000	12,441
	Shoko Chukin Bank	0.350%	6/27/17	JPY	300,000	2,493
	Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	4,158
	Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	831
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,338,000	11,131
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	5,954
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	3,853
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	17,151
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,593
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,585
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	6,936
	Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,738
	Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,352
	Tokyo Metropolitan Government	1.380%	9/20/19	JPY	400,000	3,478
	Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,500
	Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,746
	Tokyo Metropolitan Government	1.730%	3/18/16	JPY	200,000	1,667
	Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	850
	Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	845
	Tokyo Metropolitan Government	1.970%	3/18/16	JPY	1,503,000	12,542
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	963
	Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,258
						10,686,753
Total Japan (Cost $11,606,999)						10,985,963

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	1,250	2,125
Total Jersey, C.I. (Cost $2,120)						2,125
Latvia (0.0%)
Sovereign Bonds (0.0%)
3	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,220
	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,220
	Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,270
	Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,477
Total Latvia (Cost $6,914)						6,187
Lithuania (0.0%)
Sovereign Bonds (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	2,800	3,294
	Republic of Lithuania	4.850%	2/7/18	EUR	4,200	5,120
Total Lithuania (Cost $9,163)						8,414
Luxembourg (0.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Hypo Pfandbrief Bank International SA	3.125%	8/31/20	CHF	2,000	2,226
	Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	10,975
						13,201
Sovereign Bonds (0.1%)
5	European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	6,962
	Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,981
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	3,843
	Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	5,083
						20,869
Total Luxembourg (Cost $34,143)						34,070
Malaysia (0.6%)
Sovereign Bonds (0.6%)
12	Federation of Malaysia	3.260%	3/1/18	MYR	105,000	24,347
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,322
	Federation of Malaysia	3.480%	3/15/23	MYR	20,000	4,410
	Federation of Malaysia	3.580%	9/28/18	MYR	20,000	4,649
12	Federation of Malaysia	3.654%	10/31/19	MYR	275,000	63,587
12	Federation of Malaysia	3.795%	9/30/22	MYR	140,000	32,050
12	Federation of Malaysia	3.955%	9/15/25	MYR	120,000	27,534
	Federation of Malaysia	4.048%	9/30/21	MYR	30,000	6,982
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	5,519
	Federation of Malaysia	4.160%	7/15/21	MYR	90,000	20,951
	Federation of Malaysia	4.181%	7/15/24	MYR	92,000	21,333
	Federation of Malaysia	4.262%	9/15/16	MYR	80,000	18,829
	Federation of Malaysia	4.378%	11/29/19	MYR	110,000	26,107
	Federation of Malaysia	4.392%	4/15/26	MYR	10,000	2,325
12	Federation of Malaysia	4.498%	4/15/30	MYR	60,000	14,106
Total Malaysia (Cost $341,446)						276,051

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Mexico (0.9%)
Corporate Bonds (0.1%)
America Movil SAB de CV	1.000%	6/4/18	EUR	3,500	3,880
America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,043
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	2,988
America Movil SAB de CV	3.750%	6/28/17	EUR	4,050	4,689
America Movil SAB de CV	4.375%	8/7/41	GBP	1,000	1,505
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,620
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,585
1 America Movil SAB de CV	5.125%	9/6/73	EUR	6,000	6,927
1 America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	6,056
					36,293
Sovereign Bonds (0.8%)
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,098
Petroleos Mexicanos	3.750%	4/16/26	EUR	700	714
Petroleos Mexicanos	5.500%	1/9/17	EUR	1,500	1,729
Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	14,485
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	4,258
United Mexican States	1.160%	8/8/16	JPY	300,000	2,502
United Mexican States	1.625%	3/6/24	EUR	3,000	3,160
United Mexican States	2.375%	4/9/21	EUR	4,667	5,280
United Mexican States	2.750%	4/22/23	EUR	7,000	8,013
United Mexican States	3.000%	3/6/45	EUR	2,400	2,373
United Mexican States	3.625%	4/9/29	EUR	4,000	4,657
United Mexican States	4.000%	3/15/15	EUR	2,700	2,672
United Mexican States	4.750%	6/14/18	MXN	775,000	47,244
United Mexican States	5.000%	6/15/17	MXN	381,000	23,445
United Mexican States	5.000%	12/11/19	MXN	365,000	22,008
United Mexican States	5.625%	3/19/14	GBP	4,000	5,977
United Mexican States	6.250%	6/16/16	MXN	80,000	4,923
United Mexican States	6.500%	6/10/21	MXN	315,000	20,017
United Mexican States	6.500%	6/9/22	MXN	200,000	12,629
United Mexican States	7.250%	12/15/16	MXN	200,000	12,574
United Mexican States	7.500%	6/3/27	MXN	225,000	14,946
United Mexican States	7.750%	12/14/17	MXN	220,000	14,295
United Mexican States	7.750%	5/29/31	MXN	445,000	30,199
United Mexican States	7.750%	11/23/34	MXN	75,000	5,090
United Mexican States	7.750%	11/13/42	MXN	383,000	25,922
United Mexican States	8.000%	6/11/20	MXN	330,000	22,231
United Mexican States	8.000%	12/7/23	MXN	322,600	22,115
United Mexican States	8.500%	12/13/18	MXN	175,000	11,727
United Mexican States	8.500%	5/31/29	MXN	200,000	14,375
United Mexican States	8.500%	11/18/38	MXN	175,000	12,730
United Mexican States	10.000%	12/5/24	MXN	511,000	39,466
United Mexican States	10.000%	11/20/36	MXN	160,000	13,276
					426,130
Total Mexico (Cost $543,631)					462,423
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,237
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,389
Kingdom of Morocco	5.375%	6/27/17	EUR	2,000	2,343
Total Morocco (Cost $8,024)					6,969

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Netherlands (3.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.875%	7/31/19	EUR	22,500	26,417
ABN AMRO Bank NV	2.500%	9/5/23	EUR	6,000	7,561
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,372
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	3,927
ABN AMRO Bank NV	3.500%	9/21/22	EUR	500	663
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,675
ING Bank NV	1.875%	5/22/23	EUR	10,400	12,544
ING Bank NV	3.250%	3/3/16	EUR	3,000	3,334
ING Bank NV	3.375%	1/11/18	EUR	10,000	11,826
ING Bank NV	4.750%	5/27/19	EUR	950	1,220
ING Bank NV	5.250%	6/5/18	EUR	10,000	12,503
NIBC Bank NV	1.250%	4/8/19	EUR	9,000	10,282
SNS Bank NV	2.125%	8/30/17	EUR	5,350	6,115
					105,439
Corporate Bonds (0.7%)
ABN AMRO Bank NV	2.500%	12/18/18	GBP	5,000	7,831
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,589
ABN AMRO Bank NV	3.625%	10/6/17	EUR	3,000	3,512
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,500	7,162
ABN AMRO Bank NV	4.750%	1/11/19	EUR	9,500	11,871
ABN AMRO Bank NV	4.750%	2/5/19	AUD	6,000	4,476
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,500	5,980
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,500	2,077
Achmea Bank NV	2.000%	1/23/18	EUR	2,000	2,260
Achmea BV	2.500%	11/19/20	EUR	2,500	2,909
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,422
Aegon NV	3.000%	7/18/17	EUR	300	345
1 Aegon NV	4.000%	4/25/44	EUR	2,400	2,634
Aegon NV	6.625%	12/16/39	GBP	1,000	2,077
Ahold Finance USA LLC	6.500%	3/14/17	GBP	400	654
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,050
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,233
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	0.487%	5/24/16	JPY	500,000	4,150
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	1.750%	1/22/19	EUR	8,400	9,649
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	2/6/19	CHF	1,000	1,080
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	9/16/21	CHF	3,900	4,400
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/11/17	CHF	2,000	2,114
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.375%	5/22/23	EUR	5,000	5,964
1 Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.500%	5/26/26	EUR	5,000	5,532
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.125%	9/15/26	CHF	4,000	5,123
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.250%	11/1/17	GBP	800	1,273
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.500%	10/17/18	EUR	1,700	2,046

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.625%	7/2/19	CHF	2,500	2,865
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.750%	11/9/20	EUR	9,000	10,906
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	1/11/22	EUR	5,800	7,504
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/19/22	GBP	3,187	5,260
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/14/20	EUR	5,050	6,347
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/12/21	EUR	5,000	6,402
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	9/14/22	EUR	8,000	9,848
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	7/14/25	EUR	5,000	6,765
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.250%	1/16/17	EUR	10,000	11,541
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.550%	8/30/29	GBP	3,608	6,187
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.625%	5/23/29	GBP	4,500	6,937
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.750%	1/15/18	EUR	15,000	18,128
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.750%	6/6/22	EUR	5,000	6,769
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	9/14/27	GBP	6,473	10,660
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/23/41	GBP	800	1,472
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	7.250%	4/20/18	AUD	5,250	4,125
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	3,000	3,860
Delta Lloyd NV	4.250%	11/17/17	EUR	500	585
1 Delta Lloyd NV	4.375%	6/29/49	EUR	1,000	926
1 Eneco Holding NV	3.250%	12/29/49	EUR	3,500	3,767
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,500	1,737
Heineken NV	2.000%	4/6/21	EUR	1,000	1,157
Heineken NV	2.875%	8/4/25	EUR	2,000	2,414
ING Bank NV	1.250%	12/13/19	EUR	896	1,008
ING Bank NV	1.875%	2/27/18	EUR	9,000	10,250
1 ING Bank NV	3.500%	11/21/23	EUR	3,000	3,481
ING Bank NV	3.625%	8/31/21	EUR	500	654
1 ING Bank NV	3.625%	2/25/26	EUR	5,000	5,823
ING Bank NV	3.875%	5/24/16	EUR	1,500	1,683
ING Bank NV	3.875%	12/23/16	GBP	90	142
ING Bank NV	4.250%	1/13/17	EUR	2,000	2,304
ING Bank NV	4.500%	2/21/22	EUR	3,400	4,513
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,322
1 ING Bank NV	6.125%	5/29/23	EUR	1,000	1,229
1 ING Bank NV	6.875%	5/29/23	GBP	2,300	3,872
ING Groep NV	4.750%	5/31/17	EUR	5,000	5,879
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,000	3,133
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,152
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,500	1,780

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,816
	Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,484
	Koninklijke KPN NV	4.750%	1/17/17	EUR	1,000	1,157
	Koninklijke KPN NV	5.750%	9/17/29	GBP	3,000	5,221
	Koninklijke KPN NV	6.000%	5/29/19	GBP	400	693
	Madrilena Red de Gas Finance BV	3.779%	9/11/18	EUR	1,000	1,191
1	NN Group NV	4.500%	7/15/49	EUR	5,000	5,458
1	NN Group NV	4.625%	4/8/44	EUR	2,600	2,972
1	NN Group NV	6.375%	5/7/27	EUR	3,000	3,480
	PostNL NV	7.500%	8/14/18	GBP	2,580	4,529
	Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	200	321
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	917
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,206
	Schlumberger Finance BV	1.500%	3/4/19	EUR	10,000	11,403
	Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,215
	Shell International Finance BV	4.625%	5/22/17	EUR	5,000	5,882
	Unilever plc	4.750%	6/16/17	GBP	850	1,383
	Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,404
						347,532
Sovereign Bonds (2.3%)
	Alliander NV	2.875%	6/14/24	EUR	500	619
1	Alliander NV	3.250%	11/29/49	EUR	1,000	1,134
	Alliander NV	5.500%	4/20/16	EUR	1,000	1,128
	Bank Nederlandse Gemeenten	0.750%	5/21/18	EUR	19,600	22,037
	Bank Nederlandse Gemeenten	1.000%	3/19/19	EUR	14,000	15,944
	Bank Nederlandse Gemeenten	1.875%	12/7/18	GBP	2,800	4,383
	Bank Nederlandse Gemeenten	1.875%	6/6/19	EUR	3,000	3,524
	Bank Nederlandse Gemeenten	1.875%	1/14/21	EUR	12,000	14,332
	Bank Nederlandse Gemeenten	2.250%	8/24/16	EUR	5,000	5,605
	Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	7,000	8,104
	Bank Nederlandse Gemeenten	3.875%	5/26/23	EUR	3,000	4,113
	Bank Nederlandse Gemeenten	4.125%	6/28/16	EUR	2,000	2,260
	Bank Nederlandse Gemeenten	5.200%	12/7/28	GBP	3,200	6,253
	Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	5,504
	Bank Nederlandse Gemeenten NV	1.125%	9/4/24	EUR	1,400	1,594
	Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,164
	Bank Nederlandse Gemeenten NV	2.500%	10/14/19	CHF	3,920	4,482
	Bank Nederlandse Gemeenten NV	2.750%	5/11/16	CHF	200	206
	Bank Nederlandse Gemeenten NV	3.000%	3/30/17	EUR	5,000	5,742
	Bank Nederlandse Gemeenten NV	3.750%	1/14/20	EUR	5,000	6,350
	Bank Nederlandse Gemeenten NV	4.750%	3/6/23	AUD	5,000	3,927
	Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,082
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,735
3,[4]	Kingdom of Netherlands	0.000%	4/15/18	EUR	60,000	66,353
	Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	61,353
3	Kingdom of Netherlands	0.250%	7/15/25	EUR	11,000	11,595
3,[4]	Kingdom of Netherlands	0.500%	4/15/17	EUR	30,850	34,323
3	Kingdom of Netherlands	1.250%	1/15/18	EUR	35,000	39,779
3	Kingdom of Netherlands	1.250%	1/15/19	EUR	24,000	27,610
3	Kingdom of Netherlands	1.750%	7/15/23	EUR	47,000	57,086
3	Kingdom of Netherlands	2.000%	7/15/24	EUR	69,600	86,190
3,[4]	Kingdom of Netherlands	2.250%	7/15/22	EUR	37,500	46,825
3	Kingdom of Netherlands	2.500%	1/15/17	EUR	35,000	39,791
3	Kingdom of Netherlands	2.500%	1/15/33	EUR	36,700	49,024
3	Kingdom of Netherlands	2.750%	1/15/47	EUR	26,850	39,610

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
3	Kingdom of Netherlands	3.250%	7/15/21	EUR	53,900	69,966
3,[4]	Kingdom of Netherlands	3.500%	7/15/20	EUR	30,603	39,263
	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	13,721
3	Kingdom of Netherlands	3.750%	1/15/42	EUR	33,800	57,622
3	Kingdom of Netherlands	4.000%	7/15/18	EUR	16,800	20,587
3	Kingdom of Netherlands	4.000%	7/15/19	EUR	25,000	31,720
3	Kingdom of Netherlands	4.000%	1/15/37	EUR	30,500	51,009
3	Kingdom of Netherlands	4.500%	7/15/17	EUR	35,000	41,629
	Kingdom of Netherlands	5.500%	1/15/28	EUR	20,000	33,817
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,826
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,467
	Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	11,253
	Nederlandse Waterschapsbank NV	0.750%	3/5/18	EUR	10,000	11,221
	Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,283
	Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	10,503
	Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,057
	Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,365
	Nederlandse Waterschapsbank NV	2.000%	12/28/18	GBP	3,000	4,725
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,596
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,176
	Nederlandse Waterschapsbank NV	3.375%	4/3/17	NOK	20,000	2,432
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,431
	Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,918
13	Propertize BV	0.500%	2/27/17	EUR	5,000	5,545
	TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,581
	TenneT Holding BV	3.875%	2/21/18	EUR	540	642
	TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,997
						1,134,113
Total Netherlands (Cost $1,701,271)						1,587,084
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,476
	ANZ New Zealand International Ltd.	3.000%	10/20/16	EUR	5,000	5,654
	Westpac Securities NZ Ltd.	3.500%	6/16/16	EUR	5,000	5,617
						16,747
Corporate Bonds (0.0%)
	BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,141
	Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,913
						5,054
Sovereign Bonds (0.2%)
	New Zealand	3.000%	4/15/20	NZD	42,300	28,961
	New Zealand	4.500%	4/15/27	NZD	11,000	8,288
	New Zealand	5.000%	3/15/19	NZD	15,000	10,929
	New Zealand	5.500%	4/15/23	NZD	25,000	19,721
	New Zealand	6.000%	12/15/17	NZD	24,000	17,400
	New Zealand	6.000%	5/15/21	NZD	27,500	21,635
	New Zealand Local Government Funding
	Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,067
						110,001
Total New Zealand (Cost $147,159)						131,802

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	1.000%	1/22/18	EUR	10,000	11,233
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	5,665
DNB Boligkreditt AS	1.875%	11/21/22	EUR	3,000	3,565
DNB Boligkreditt AS	2.375%	4/11/17	EUR	6,000	6,823
DNB Boligkreditt AS	2.500%	10/18/16	EUR	500	563
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	21,830
Eika Boligkreditt AS	2.000%	6/19/19	EUR	10,000	11,691
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,410
Eika Boligkreditt AS	2.250%	1/25/17	EUR	5,000	5,648
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	614
SpareBank 1 Boligkreditt AS	1.250%	2/28/18	EUR	5,000	5,654
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	12,757
SpareBank 1 Boligkreditt AS	2.375%	11/22/16	EUR	5,000	5,636
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	5,693
					99,782
Corporate Bonds (0.1%)
1 DNB Bank ASA	3.000%	9/26/23	EUR	3,500	4,025
DNB Bank ASA	4.250%	1/27/20	GBP	3,500	5,807
DNB Bank ASA	4.250%	1/18/22	EUR	300	393
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,888
1 DNB Bank ASA	4.750%	3/8/22	EUR	4,000	4,621
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,600	6,292
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,728
SpareBank 1 SR-Bank ASA	2.125%	2/27/19	EUR	5,000	5,731
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,000	11,458
					43,943
Sovereign Bonds (0.3%)
Kingdom of Norway	1.750%	3/13/25	NOK	175,000	20,919
Kingdom of Norway	2.000%	5/24/23	NOK	86,650	10,649
Kingdom of Norway	3.000%	3/14/24	NOK	114,900	15,130
Kingdom of Norway	3.750%	5/25/21	NOK	79,100	10,635
Kingdom of Norway	4.250%	5/19/17	NOK	80,000	9,935
Kingdom of Norway	4.500%	5/22/19	NOK	92,850	12,353
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	5,669
Kommunalbanken AS	1.125%	12/15/16	GBP	3,000	4,632
Kommunalbanken AS	1.125%	12/15/17	GBP	2,500	3,856
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,081
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	7,205
Statkraft AS	2.500%	11/28/22	EUR	2,500	2,968
Statkraft AS	5.000%	11/10/16	NOK	2,500	304
Statkraft AS	6.625%	4/2/19	EUR	2,950	3,892
Statoil ASA	0.875%	2/17/23	EUR	800	861
Statoil ASA	1.625%	2/17/35	EUR	5,000	4,980
Statoil ASA	2.875%	9/10/25	EUR	6,400	7,896
Statoil ASA	5.625%	3/11/21	EUR	4,700	6,483
Statoil ASA	6.875%	3/11/31	GBP	750	1,608
Telenor ASA	1.750%	1/15/18	EUR	2,000	2,269
Telenor ASA	2.500%	5/22/25	EUR	2,400	2,864
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,095
Telenor ASA	4.125%	3/26/20	EUR	500	631
					145,915
Total Norway (Cost $324,897)					289,640

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	0.000%	7/25/16	PLN	25,000	6,399
Republic of Poland	0.875%	5/10/27	EUR	9,900	10,035
Republic of Poland	1.500%	4/25/20	PLN	80,000	20,251
Republic of Poland	1.625%	1/15/19	EUR	10,000	11,486
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,242
Republic of Poland	2.500%	7/25/18	PLN	62,550	16,505
Republic of Poland	3.250%	5/15/19	CHF	1,500	1,698
Republic of Poland	3.250%	7/25/19	PLN	55,000	14,921
Republic of Poland	3.250%	7/25/25	PLN	45,000	12,233
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,414
Republic of Poland	3.625%	2/1/16	EUR	5,000	5,543
Republic of Poland	3.750%	4/25/18	PLN	45,000	12,219
Republic of Poland	3.750%	1/19/23	EUR	4,600	6,000
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,584
Republic of Poland	4.000%	10/25/23	PLN	57,500	16,417
Republic of Poland	4.200%	4/15/20	EUR	8,000	10,272
Republic of Poland	4.500%	1/18/22	EUR	5,000	6,705
Republic of Poland	4.750%	4/25/17	PLN	102,100	27,628
Republic of Poland	5.000%	4/25/16	PLN	54,100	14,224
Republic of Poland	5.250%	10/25/17	PLN	15,000	4,156
Republic of Poland	5.250%	10/25/20	PLN	50,000	14,837
Republic of Poland	5.250%	1/20/25	EUR	7,000	10,250
Republic of Poland	5.500%	10/25/19	PLN	53,000	15,579
Republic of Poland	5.625%	6/20/18	EUR	2,000	2,521
Republic of Poland	5.750%	10/25/21	PLN	76,100	23,462
Republic of Poland	5.750%	9/23/22	PLN	41,000	12,846
Republic of Poland	5.750%	4/25/29	PLN	23,850	8,026
Total Poland (Cost $328,710)					296,453
Portugal (0.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Banco Santander Totta SA	1.500%	4/3/17	EUR	3,000	3,356
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	7,300	8,672
Caixa Geral de Depositos SA	3.750%	1/18/18	EUR	3,500	4,137
					16,165
Corporate Bonds (0.1%)
EDP Finance BV	2.625%	4/15/19	EUR	1,000	1,146
EDP Finance BV	2.625%	1/18/22	EUR	5,000	5,579
EDP Finance BV	4.125%	6/29/20	EUR	5,500	6,661
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,332
EDP Finance BV	6.625%	8/9/17	GBP	400	661
EDP Finance BV	8.625%	1/4/24	GBP	1,700	3,411
REN - Redes Energeticas Nacionais SGPS SA	4.125%	1/31/18	EUR	1,000	1,182
REN Finance BV	2.500%	2/12/25	EUR	5,000	5,444
REN Finance BV	4.750%	10/16/20	EUR	3,000	3,811
					31,227
Total Portugal (Cost $50,619)					47,392

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Romania (0.1%)
Sovereign Bonds (0.1%)
3 Republic of Romania	2.750%	10/29/25	EUR	11,600	12,917
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,019
Republic of Romania	4.625%	9/18/20	EUR	3,000	3,825
Republic of Romania	4.875%	11/7/19	EUR	7,000	8,857
Republic of Romania	5.250%	6/17/16	EUR	3,000	3,399
Total Romania (Cost $37,131)					35,017
Russia (0.2%)
Sovereign Bonds (0.2%)
Russian Federation	6.400%	5/27/20	RUB	150,000	2,055
Russian Federation	6.700%	5/15/19	RUB	300,000	4,254
Russian Federation	6.800%	12/11/19	RUB	1,135,715	15,953
Russian Federation	7.000%	1/25/23	RUB	500,000	6,693
Russian Federation	7.000%	8/16/23	RUB	800,000	10,619
Russian Federation	7.050%	1/19/28	RUB	100,000	1,260
Russian Federation	7.350%	1/20/16	RUB	400,000	6,222
Russian Federation	7.400%	4/19/17	RUB	295,000	4,448
Russian Federation	7.500%	3/15/18	RUB	500,000	7,438
Russian Federation	7.600%	7/20/22	RUB	300,000	4,182
Russian Federation	8.150%	2/3/27	RUB	1,000,000	13,900
Total Russia (Cost $114,583)					77,024
Singapore (0.3%)
Sovereign Bonds (0.3%)
Republic of Singapore	0.500%	4/1/18	SGD	35,650	24,962
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,140
Republic of Singapore	2.250%	6/1/21	SGD	15,000	10,814
Republic of Singapore	2.375%	4/1/17	SGD	32,000	23,202
Republic of Singapore	2.375%	6/1/25	SGD	25,000	17,755
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,066
Republic of Singapore	2.750%	7/1/23	SGD	10,000	7,366
Republic of Singapore	2.750%	4/1/42	SGD	10,950	7,761
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,191
Republic of Singapore	3.000%	9/1/24	SGD	16,000	11,990
Republic of Singapore	3.375%	9/1/33	SGD	11,800	9,161
Republic of Singapore	3.500%	3/1/27	SGD	20,000	15,583
Singapore Government Bond	2.875%	9/1/30	SGD	5,000	3,633
Singapore Government Bond	3.125%	9/1/22	SGD	9,000	6,810
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,962
Total Singapore (Cost $175,968)					163,396
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,157
Republic of Slovakia	1.375%	1/21/27	EUR	11,200	12,714
Republic of Slovakia	1.500%	11/28/18	EUR	2,000	2,299
Republic of Slovakia	2.125%	4/25/18	CHF	15,000	16,119
Republic of Slovakia	3.000%	2/28/23	EUR	5,000	6,543
Republic of Slovakia	3.500%	2/24/16	EUR	250	278
Republic of Slovakia	3.625%	1/16/29	EUR	3,000	4,288
Republic of Slovakia	4.000%	4/27/20	EUR	15,750	20,385
Republic of Slovakia	4.000%	3/26/21	EUR	1,000	1,328

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Slovakia	4.350%	10/14/25	EUR	6,500	9,589
Republic of Slovakia	4.375%	5/15/17	EUR	1,800	2,113
Republic of Slovakia	4.625%	1/19/17	EUR	10,000	11,603
Total Slovakia (Cost $92,962)					89,416
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	0.000%	4/14/16	EUR	3,800	4,177
Republic of Slovenia	1.500%	3/25/35	EUR	2,000	1,929
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,128
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,536
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,493
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,545
Total Slovenia (Cost $30,713)					29,808
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	3.750%	7/24/26	EUR	700	758
Republic of South Africa	6.250%	3/31/36	ZAR	130,000	6,994
Republic of South Africa	6.500%	2/28/41	ZAR	145,000	7,821
Republic of South Africa	6.750%	3/31/21	ZAR	500,000	34,330
Republic of South Africa	7.000%	2/28/31	ZAR	160,000	9,786
Republic of South Africa	7.250%	1/15/20	ZAR	235,000	16,701
Republic of South Africa	7.750%	2/28/23	ZAR	450,000	31,909
Republic of South Africa	8.000%	12/21/18	ZAR	95,000	6,970
Republic of South Africa	8.000%	1/31/30	ZAR	246,000	16,622
Republic of South Africa	8.250%	9/15/17	ZAR	115,000	8,478
Republic of South Africa	8.250%	3/31/32	ZAR	225,000	15,421
Republic of South Africa	8.500%	1/31/37	ZAR	175,000	11,999
Republic of South Africa	8.750%	1/31/44	ZAR	145,000	9,874
Republic of South Africa	8.750%	2/28/48	ZAR	190,000	13,213
Republic of South Africa	10.500%	12/21/26	ZAR	150,000	12,482
Total South Africa (Cost $264,922)					203,358
South Korea (2.5%)
Sovereign Bonds (2.5%)
Bank of Korea	1.960%	2/2/17	KRW	20,000,000	17,610
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,086
3 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,702
Korea Development Bank	1.500%	5/30/18	EUR	600	679
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,164
Republic of Korea	1.625%	6/10/18	KRW	30,000,000	26,298
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,462
Republic of Korea	1.750%	7/31/20	KRW	8,000,000	6,986
Republic of Korea	1.750%	8/31/20	KRW	20,000,000	17,454
Republic of Korea	2.000%	12/10/17	KRW	180,000,000	159,046
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	8,764
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	26,878
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	53,160
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,843
Republic of Korea	2.000%	9/10/20	KRW	20,000,000	17,740
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,020
Republic of Korea	2.250%	6/10/25	KRW	50,000,000	44,621
Republic of Korea	2.500%	9/30/17	KRW	10,000,000	8,922

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	2.500%	4/30/18	KRW	30,000,000	26,862
Republic of Korea	2.625%	9/10/35	KRW	15,000,000	14,053
Republic of Korea	2.750%	6/10/17	KRW	20,000,000	17,856
Republic of Korea	2.750%	3/10/18	KRW	107,000,000	96,223
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	13,649
Republic of Korea	2.750%	12/10/44	KRW	23,000,000	22,235
Republic of Korea	3.000%	12/10/16	KRW	25,000,000	22,266
Republic of Korea	3.000%	6/30/17	KRW	10,000,000	8,987
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	31,873
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	89,436
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	31,211
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	40,375
Republic of Korea	3.250%	9/10/18	KRW	5,000,000	4,578
Republic of Korea	3.375%	9/10/23	KRW	20,000,000	19,248
Republic of Korea	3.500%	9/10/16	KRW	43,000,000	38,333
Republic of Korea	3.500%	3/10/17	KRW	20,000,000	17,987
Republic of Korea	3.750%	12/10/33	KRW	76,500,000	82,329
Republic of Korea	4.000%	12/10/31	KRW	36,000,000	39,231
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	44,515
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	32,589
Republic of Korea	5.000%	6/10/20	KRW	66,500,000	66,590
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	17,831
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	23,872
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	19,661
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	16,391
Total South Korea (Cost $1,266,130)					1,266,616
Spain (5.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,034
Ayt Cedulas Cajas Global	4.000%	3/21/17	EUR	1,000	1,155
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	1,000	1,278
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,343
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,355
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	2,600	3,696
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	7,000	8,776
AyT Cedulas Cajas VIII Fondo de Titulizacion
de Activos	4.250%	11/18/19	EUR	5,000	6,312
AyT Cedulas Cajas X Fondo de Titulizacion
de Activos	3.750%	6/30/25	EUR	10,000	13,018
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,624
Banco Bilbao Vizcaya Argentaria SA	3.500%	12/5/17	EUR	5,000	5,887
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,263
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,342
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	3,000	3,441
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	8,016
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	2,888
Banco Bilbao Vizcaya Argentaria SA	4.750%	2/10/16	EUR	6,300	7,016
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	10,990
Banco de Sabadell SA	3.375%	1/23/18	EUR	5,400	6,345
Banco Espanol de Credito SA	3.500%	1/18/16	EUR	1,100	1,218
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	6,700	7,535
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	6,300	7,321
Banco Popular Espanol SA	1.000%	4/7/25	EUR	10,000	10,488

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,668
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	6,083
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	5,220
Banco Santander SA	2.000%	11/27/34	EUR	6,500	7,201
Banco Santander SA	2.875%	1/30/18	EUR	12,700	14,811
Banco Santander SA	3.875%	2/6/26	EUR	400	551
Banco Santander SA	4.125%	1/9/17	EUR	1,000	1,152
Banco Santander SA	4.625%	1/20/16	EUR	1,400	1,554
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,627
Bankia SA	4.000%	2/3/25	EUR	12,300	16,560
Bankia SA	4.125%	3/24/36	EUR	4,700	6,492
Bankia SA	4.250%	5/25/18	EUR	3,450	4,180
Bankia SA	4.500%	4/26/22	EUR	4,050	5,452
Bankia SA	5.000%	6/28/19	EUR	2,000	2,567
Bankinter SA	0.875%	8/3/22	EUR	10,000	10,947
Bankinter SA	4.125%	3/22/17	EUR	1,500	1,739
CaixaBank SA	2.625%	3/21/24	EUR	5,600	6,916
CaixaBank SA	3.000%	3/22/18	EUR	4,500	5,278
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,373
CaixaBank SA	3.875%	2/17/25	EUR	2,000	2,710
CaixaBank SA	4.625%	6/4/19	EUR	10,400	13,190
CaixaBank SA	5.125%	4/27/16	EUR	10,000	11,259
Caja Rural de Navarra	2.875%	6/11/18	EUR	1,700	1,993
Cajas Rurales Unidas SCC	1.250%	1/26/22	EUR	3,000	3,296
Cajas Rurales Unidas SCC	3.750%	11/22/18	EUR	400	480
Cedulas Grupo Banco Popular 3	4.250%	4/26/17	EUR	2,500	2,910
Cedulas TDA	4.125%	4/10/21	EUR	11,500	14,805
Cedulas TDA 5 Fondo de Titulizacion de Activos	4.125%	11/29/19	EUR	10,400	13,067
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	9,186
Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	6,000	8,109
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,726
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,812
Kutxabank SA	3.000%	2/1/17	EUR	2,500	2,844
Santander Consumer Finance SA	3.875%	3/23/16	EUR	1,400	1,561
					327,660
Corporate Bonds (0.4%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	3,769
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	881
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,424
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	9,000	9,906
BBVA Senior Finance SAU	3.750%	1/17/18	EUR	3,500	4,133
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	3,000	3,428
CaixaBank SA	2.500%	4/18/17	EUR	3,500	3,962
CaixaBank SA	3.125%	5/14/18	EUR	500	584
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	5,000	5,273
Criteria CaixaHolding SA	1.625%	4/21/22	EUR	3,000	3,155
Criteria CaixaHolding SA	2.375%	5/9/19	EUR	400	455
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,000	5,247
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	1,900	2,247
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	5,702
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	850
Gas Natural Capital Markets SA	4.125%	1/26/18	EUR	2,000	2,376
Gas Natural Capital Markets SA	4.375%	11/2/16	EUR	1,000	1,144
Gas Natural Capital Markets SA	4.500%	1/27/20	EUR	400	506

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	3,326
	Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	3,517
	Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	4,785
	Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,000	2,471
	Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	3,800	4,810
	Iberdrola Finanzas SAU	3.500%	10/13/16	EUR	3,000	3,404
	Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,050	1,319
	Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	1,500	2,724
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,082
	Iberdrola International BV	3.000%	1/31/22	EUR	3,000	3,653
	Iberdrola International BV	3.500%	2/1/21	EUR	3,000	3,720
	Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,221
	Iberdrola International BV	4.500%	9/21/17	EUR	7,800	9,282
1	Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,179
	Red Electrica de Espana Finance BV	3.875%	1/25/22	EUR	2,000	2,573
	Red Electrica Financiaciones SA Unipersonal	2.125%	7/1/23	EUR	6,700	7,816
	Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	937
	Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,100	2,742
	Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	8,978
	Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,000	16,272
	Santander International Debt SAU	4.000%	3/27/17	EUR	1,000	1,154
	Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,712
	Santander International Debt SAU	4.125%	10/4/17	EUR	2,200	2,587
	Santander Issuances SAU	2.500%	3/18/25	EUR	6,000	6,285
	Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	7,018
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,500	9,384
	Telefonica Emisiones SAU	3.661%	9/18/17	EUR	600	698
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	7,433
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	5,360
	Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	9,299
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,692
	Telefonica Emisiones SAU	5.375%	2/2/18	GBP	100	164
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	9,869
	Telefonica Europe BV	5.875%	2/14/33	EUR	200	301
						213,809
Sovereign Bonds (4.2%)
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	2,000	2,485
	Autonomous Community of Andalusia Spain	4.750%	1/24/18	EUR	4,000	4,811
	Autonomous Community of Andalusia Spain	4.850%	3/17/20	EUR	1,200	1,533
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	5,410
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,000	9,473
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	1,500	1,946
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	7,696
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,555
	Comunidad Autonoma de Aragon	8.250%	1/17/27	EUR	4,000	6,931
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	0.850%	9/17/19	EUR	4,000	4,428
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	2.250%	12/17/16	EUR	3,000	3,376
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	2.875%	9/17/16	EUR	5,000	5,631
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	3.375%	3/17/19	EUR	19,000	22,853

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	3.875%	3/17/18	EUR	13,000	15,473
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	4.000%	12/17/15	EUR	3,000	3,315
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	5.900%	3/17/21	EUR	2,000	2,756
14	Instituto de Credito Oficial	0.375%	10/31/16	EUR	6,000	6,610
14	Instituto de Credito Oficial	4.000%	4/30/18	EUR	3,000	3,599
14	Instituto de Credito Oficial	4.125%	9/28/17	EUR	8,000	9,447
	Instituto de Credito Oficial	4.500%	3/17/16	EUR	3,000	3,353
14	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	11,646
14	Instituto de Credito Oficial	5.000%	7/5/16	EUR	2,000	2,271
14	Instituto de Credito Oficial	5.125%	1/25/16	EUR	11,000	12,235
14	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,943
	Junta de Castilla y Leon	4.000%	4/30/24	EUR	1,900	2,427
	Kingdom of Spain	0.250%	4/30/18	EUR	35,000	38,547
	Kingdom of Spain	0.500%	10/31/17	EUR	20,000	22,174
	Kingdom of Spain	1.150%	7/30/20	EUR	10,000	11,243
	Kingdom of Spain	1.400%	1/31/20	EUR	88,000	100,323
3	Kingdom of Spain	1.600%	4/30/25	EUR	90,000	98,853
3	Kingdom of Spain	1.950%	7/30/30	EUR	58,000	61,739
	Kingdom of Spain	2.100%	4/30/17	EUR	74,000	83,904
3	Kingdom of Spain	2.150%	10/31/25	EUR	14,700	16,842
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	47,638
3	Kingdom of Spain	2.750%	10/31/24	EUR	100,000	120,646
	Kingdom of Spain	3.750%	10/31/18	EUR	38,000	46,165
3	Kingdom of Spain	3.800%	1/31/17	EUR	55,850	64,322
3	Kingdom of Spain	3.800%	4/30/24	EUR	35,000	45,425
3	Kingdom of Spain	4.000%	4/30/20	EUR	73,000	92,298
3	Kingdom of Spain	4.100%	7/30/18	EUR	28,000	34,060
3	Kingdom of Spain	4.200%	1/31/37	EUR	39,000	54,056
	Kingdom of Spain	4.250%	10/31/16	EUR	20,000	22,926
3	Kingdom of Spain	4.300%	10/31/19	EUR	25,000	31,671
3	Kingdom of Spain	4.400%	10/31/23	EUR	33,000	44,458
	Kingdom of Spain	4.500%	1/31/18	EUR	76,000	91,718
3	Kingdom of Spain	4.600%	7/30/19	EUR	30,102	38,252
3	Kingdom of Spain	4.650%	7/30/25	EUR	12,000	16,723
3	Kingdom of Spain	4.700%	7/30/41	EUR	31,000	46,417
3	Kingdom of Spain	4.800%	1/31/24	EUR	40,000	55,380
3	Kingdom of Spain	4.850%	10/31/20	EUR	24,000	31,759
3	Kingdom of Spain	4.900%	7/30/40	EUR	37,000	56,899
3	Kingdom of Spain	5.150%	10/31/28	EUR	42,500	63,021
3	Kingdom of Spain	5.150%	10/31/44	EUR	31,000	49,907
3	Kingdom of Spain	5.400%	1/31/23	EUR	57,000	80,585
3	Kingdom of Spain	5.500%	7/30/17	EUR	75,000	90,305
3	Kingdom of Spain	5.500%	4/30/21	EUR	62,000	85,237
	Kingdom of Spain	5.750%	7/30/32	EUR	25,000	40,537
3	Kingdom of Spain	5.850%	1/31/22	EUR	48,000	68,203
3	Kingdom of Spain	5.900%	7/30/26	EUR	40,000	61,436
	Kingdom of Spain	6.000%	1/31/29	EUR	25,000	39,928
	Xunta de Galicia	4.805%	3/26/20	EUR	2,000	2,559
						2,115,359
Total Spain (Cost $2,784,608)						2,656,828

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Supranational (3.2%)
Sovereign Bonds (3.2%)
Asian Development Bank	0.000%	2/7/16	CHF	2,000	2,026
Asian Development Bank	0.375%	4/3/17	EUR	3,000	3,326
Asian Development Bank	1.000%	12/15/16	GBP	1,500	2,316
Asian Development Bank	1.375%	6/11/20	CAD	23,495	18,025
Asian Development Bank	3.500%	7/25/18	AUD	8,850	6,515
Asian Development Bank	5.000%	3/9/22	AUD	13,000	10,439
Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	2,944
Council Of Europe Development Bank	1.125%	10/22/18	EUR	15,000	17,125
Council Of Europe Development Bank	1.750%	12/19/16	GBP	1,000	1,556
Council Of Europe Development Bank	1.875%	12/22/18	GBP	5,000	7,859
Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,519
EUROFIMA	2.250%	6/15/16	CHF	200	206
EUROFIMA	3.000%	5/22/24	CHF	5,000	6,362
EUROFIMA	3.000%	5/15/26	CHF	6,500	8,504
EUROFIMA	3.375%	12/29/20	CHF	4,000	4,847
EUROFIMA	4.000%	10/27/21	EUR	5,000	6,664
EUROFIMA	4.550%	3/30/27	CAD	655	561
EUROFIMA	6.250%	12/28/18	AUD	5,980	4,753
European Bank for Reconstruction
& Development	0.000%	4/7/27	ZAR	10,000	275
European Bank for Reconstruction
& Development	1.875%	12/17/18	GBP	5,000	7,858
European Bank for Reconstruction
& Development	5.625%	12/7/28	GBP	1,000	2,080
European Financial Stability Facility	0.125%	11/4/19	EUR	10,000	11,081
5 European Financial Stability Facility	0.250%	10/18/17	EUR	20,000	22,178
5 European Financial Stability Facility	0.500%	3/7/16	EUR	3,000	3,306
5 European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	41,174
5 European Financial Stability Facility	0.750%	6/5/17	EUR	7,500	8,369
5 European Financial Stability Facility	0.875%	4/16/18	EUR	30,000	33,860
5 European Financial Stability Facility	1.125%	11/30/17	EUR	5,000	5,647
European Financial Stability Facility	1.200%	2/17/45	EUR	13,000	12,847
5 European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	5,678
5 European Financial Stability Facility	1.250%	1/22/19	EUR	23,500	27,020
5 European Financial Stability Facility	1.500%	1/22/20	EUR	22,600	26,497
5 European Financial Stability Facility	1.625%	9/15/17	EUR	4,500	5,116
5 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	18,939
5 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	27,457
5 European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	20,593
5 European Financial Stability Facility	1.875%	5/23/23	EUR	16,000	19,561
5 European Financial Stability Facility	2.000%	5/15/17	EUR	15,000	17,042
5 European Financial Stability Facility	2.125%	2/19/24	EUR	6,500	8,096
5 European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	3,741
5 European Financial Stability Facility	2.350%	7/29/44	EUR	10,600	13,612
5 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	12,056
5 European Financial Stability Facility	2.750%	7/18/16	EUR	10,000	11,221
5 European Financial Stability Facility	2.750%	12/3/29	EUR	1,500	1,989
5 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,182
5 European Financial Stability Facility	3.375%	4/3/37	EUR	5,000	7,444
5 European Financial Stability Facility	3.875%	3/30/32	EUR	5,000	7,595
European Investment Bank	0.125%	6/15/20	EUR	10,000	11,054
European Investment Bank	0.125%	4/15/25	EUR	20,000	20,898

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	1.000%	7/13/18	EUR	16,700	18,950
European Investment Bank	1.000%	3/14/31	EUR	18,000	19,237
European Investment Bank	1.125%	2/18/20	CAD	1,000	761
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,256
3 European Investment Bank	1.250%	11/5/20	CAD	5,000	3,816
European Investment Bank	1.250%	11/13/26	EUR	6,000	6,879
European Investment Bank	1.375%	1/15/18	GBP	8,100	12,565
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,685
European Investment Bank	1.375%	9/15/21	EUR	24,000	28,244
European Investment Bank	1.400%	6/20/17	JPY	1,100,000	9,336
European Investment Bank	1.500%	2/1/19	GBP	5,000	7,758
European Investment Bank	1.500%	7/15/20	EUR	30,000	35,296
European Investment Bank	1.500%	4/15/21	EUR	23,000	27,187
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,313
European Investment Bank	1.625%	3/15/23	EUR	31,000	37,154
European Investment Bank	1.625%	2/4/25	CHF	2,500	2,927
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,093
European Investment Bank	2.000%	4/14/23	EUR	5,000	6,154
3 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,574
European Investment Bank	2.125%	2/4/19	CAD	15,425	12,142
European Investment Bank	2.125%	1/15/24	EUR	17,000	21,171
European Investment Bank	2.250%	3/7/20	GBP	12,000	19,042
European Investment Bank	2.250%	10/14/22	EUR	7,000	8,719
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,897
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,232
European Investment Bank	2.500%	10/31/22	GBP	5,500	8,774
European Investment Bank	2.625%	3/15/16	EUR	2,150	2,388
European Investment Bank	2.625%	3/15/18	EUR	20,000	23,456
European Investment Bank	2.625%	3/15/35	EUR	7,000	9,283
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,327
European Investment Bank	2.750%	9/15/25	EUR	10,000	13,132
European Investment Bank	2.750%	9/13/30	EUR	10,000	13,361
European Investment Bank	2.750%	3/15/40	EUR	17,750	24,438
European Investment Bank	3.000%	4/23/19	SEK	100,000	12,842
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,135
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,207
European Investment Bank	3.000%	10/14/33	EUR	5,000	6,932
European Investment Bank	3.125%	3/3/17	EUR	15,000	17,234
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,504
European Investment Bank	3.500%	4/15/16	EUR	16,000	17,894
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,066
European Investment Bank	3.625%	3/14/42	EUR	600	961
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,624
European Investment Bank	3.875%	6/8/37	GBP	3,800	6,823
European Investment Bank	4.000%	7/12/16	SEK	25,000	3,008
European Investment Bank	4.000%	4/15/30	EUR	7,000	10,631
European Investment Bank	4.000%	10/15/37	EUR	5,000	8,158
European Investment Bank	4.125%	4/15/24	EUR	10,000	14,297
European Investment Bank	4.250%	5/19/17	NOK	20,000	2,470
European Investment Bank	4.250%	4/15/19	EUR	1,300	1,645
European Investment Bank	4.500%	10/15/25	EUR	15,000	22,512
European Investment Bank	4.500%	3/7/44	GBP	2,500	4,956
European Investment Bank	4.600%	1/30/37	CAD	208	185
European Investment Bank	4.625%	4/15/20	EUR	20,000	26,542

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	4.625%	10/12/54	GBP	1,700	3,700
European Investment Bank	4.750%	10/15/17	EUR	21,800	26,307
European Investment Bank	4.750%	10/15/18	GBP	10,000	16,979
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,578
European Investment Bank	5.000%	4/15/39	GBP	2,000	4,190
European Investment Bank	6.000%	10/21/19	ZAR	50,000	3,389
European Investment Bank	6.000%	8/6/20	AUD	17,500	14,328
European Investment Bank	6.000%	12/7/28	GBP	14,000	29,956
European Investment Bank	6.250%	6/8/21	AUD	5,000	4,201
European Investment Bank	6.500%	8/7/19	AUD	8,000	6,515
European Investment Bank	7.500%	1/30/19	ZAR	25,000	1,791
European Stability Mechanism	0.875%	10/15/19	EUR	56,000	63,797
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	17,166
European Stability Mechanism	1.375%	3/4/21	EUR	14,500	16,974
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	3,718
European Union	1.375%	10/4/29	EUR	6,000	6,820
European Union	2.375%	10/4/18	EUR	5,000	5,907
European Union	2.500%	11/4/27	EUR	9,000	11,651
European Union	2.750%	9/21/21	EUR	5,000	6,322
European Union	2.750%	4/4/22	EUR	20,600	26,260
European Union	2.875%	4/4/28	EUR	5,000	6,710
European Union	3.000%	9/4/26	EUR	7,000	9,428
European Union	3.250%	4/4/18	EUR	11,000	13,102
European Union	3.375%	4/4/32	EUR	11,000	15,840
European Union	3.500%	6/4/21	EUR	21,000	27,402
European Union	3.625%	4/6/16	EUR	3,000	3,353
European Union	3.750%	4/4/42	EUR	7,000	11,397
Inter-American Development Bank	1.875%	3/20/20	CAD	6,250	4,894
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	6,617
Inter-American Development Bank	3.750%	7/25/22	AUD	2,000	1,505
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	10,821
International Bank for Reconstruction
& Development	0.250%	3/20/17	EUR	5,000	5,532
International Bank for Reconstruction
& Development	0.375%	12/15/16	EUR	500	553
International Bank for Reconstruction
& Development	0.500%	4/16/30	EUR	400	403
International Bank for Reconstruction
& Development	1.000%	12/28/16	GBP	1,000	1,544
International Bank for Reconstruction
& Development	1.125%	3/11/20	CAD	2,450	1,862
International Bank for Reconstruction
& Development	1.250%	10/2/17	GBP	5,000	7,757
International Bank for Reconstruction
& Development	1.875%	5/30/19	CAD	7,900	6,191
International Bank for Reconstruction
& Development	2.500%	3/12/20	AUD	20,000	14,253
International Bank for Reconstruction
& Development	3.500%	1/24/18	AUD	8,128	5,964
International Bank for Reconstruction
& Development	3.750%	2/10/20	NZD	5,000	3,453
International Bank for Reconstruction
& Development	3.875%	5/20/19	EUR	6,000	7,527
International Bank for Reconstruction
& Development	4.625%	10/6/21	NZD	5,804	4,172

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction
& Development	4.875%	12/7/28	GBP	400	798
International Bank for Reconstruction
& Development	5.400%	6/7/21	GBP	200	371
International Bank for Reconstruction
& Development	5.750%	10/21/19	AUD	7,000	5,615
International Bank for Reconstruction
& Development	5.750%	10/1/20	AUD	9,000	7,366
International Bank for Reconstruction
& Development	5.750%	6/7/32	GBP	1,000	2,216
International Finance Corp.	3.500%	6/6/18	AUD	5,000	3,680
Nordic Investment Bank	2.125%	8/9/17	NOK	10,000	1,197
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,555
Nordic Investment Bank	5.000%	4/19/22	AUD	6,000	4,805
Total Supranational (Cost $1,699,340)					1,587,618
Sweden (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,700
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	6,249
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	12,926
Lansforsakringar Hypotek AB	4.000%	3/15/16	SEK	40,000	4,756
Nordea Hypotek AB	1.000%	4/8/22	SEK	200,000	22,688
Nordea Hypotek AB	2.000%	6/20/18	SEK	140,000	17,129
Nordea Hypotek AB	2.250%	6/19/19	SEK	50,000	6,200
Nordea Hypotek AB	3.000%	6/21/17	SEK	101,000	12,415
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,469
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	5,789
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,841
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	150,000	18,604
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	15,677
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	50,000	6,356
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	5,992
Stadshypotek AB	0.625%	11/10/21	EUR	15,000	16,605
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	5,638
Stadshypotek AB	1.000%	4/1/19	EUR	5,000	5,661
Stadshypotek AB	3.000%	3/21/18	SEK	65,000	8,123
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	14,812
Stadshypotek AB	4.250%	6/17/20	SEK	50,000	6,764
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	6,173
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	2,900	3,202
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	6,120
Sveriges Sakerstallda Obligationer AB	3.250%	3/30/17	EUR	1,200	1,380
Sveriges Sakerstallda Obligationer AB	3.375%	4/20/16	EUR	3,000	3,351
Sveriges Sakerstallda Obligationer AB	4.000%	9/21/16	SEK	40,000	4,856
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	2,599
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,433
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,700
Swedbank Hypotek AB	3.625%	10/5/16	EUR	3,500	3,979
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	8,984
Swedbank Hypotek AB	3.750%	3/15/17	SEK	175,000	21,526
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	5,046
Swedbank Hypotek AB	3.750%	9/19/18	SEK	150,000	19,347
Swedbank Hypotek AB	5.700%	5/12/20	SEK	100,000	14,348
					322,438

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.3%)
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	439
Atlas Copco AB	2.500%	2/28/23	EUR	1,500	1,807
Investor AB	4.500%	5/12/23	EUR	2,000	2,724
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	5,541
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,041
Nordea Bank AB	1.375%	4/12/18	EUR	10,000	11,267
Nordea Bank AB	2.125%	11/13/19	GBP	200	310
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,796
Nordea Bank AB	3.625%	2/11/16	EUR	5,000	5,552
Nordea Bank AB	3.750%	2/24/17	EUR	2,000	2,302
Nordea Bank AB	4.000%	6/29/20	EUR	8,743	11,075
Nordea Bank AB	4.000%	3/29/21	EUR	1,000	1,237
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,500
1 Nordea Bank AB	4.625%	2/15/22	EUR	500	576
Securitas AB	2.625%	2/22/21	EUR	3,000	3,527
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,026
Skandinaviska Enskilda Banken AB	2.000%	3/18/19	EUR	500	577
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,814
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	3,900	4,402
Skandinaviska Enskilda Banken AB	3.875%	4/12/17	EUR	600	695
1 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	4,070
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	832
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	2,886
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	5,897
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	6,000	6,862
Svenska Handelsbanken AB	3.625%	2/16/16	EUR	10,000	11,110
Svenska Handelsbanken AB	3.750%	2/24/17	EUR	2,500	2,878
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,750	2,870
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,683
Swedbank AB	1.500%	3/18/19	EUR	5,000	5,675
Swedbank AB	2.375%	4/4/16	EUR	2,000	2,220
Swedish Match AB	3.875%	11/24/17	EUR	500	588
Telefonaktiebolaget LM Ericsson	5.375%	6/27/17	EUR	1,200	1,430
TeliaSonera AB	1.375%	2/18/19	EUR	1,000	1,126
TeliaSonera AB	3.500%	9/5/33	EUR	3,000	3,674
TeliaSonera AB	3.875%	10/1/25	EUR	2,000	2,596
TeliaSonera AB	4.000%	3/22/22	EUR	350	446
TeliaSonera AB	4.750%	3/7/17	EUR	6,000	6,984
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	3,962
Volvo Treasury AB	2.375%	11/26/19	EUR	300	349
Volvo Treasury AB	5.000%	5/31/17	EUR	600	706
					140,052
Sovereign Bonds (0.5%)
3 Kingdom of Sweden	0.050%	2/12/20	EUR	1,200	1,322
Kingdom of Sweden	0.250%	11/27/16	EUR	4,000	4,418
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	5,659
Kingdom of Sweden	0.875%	1/31/18	EUR	8,000	9,009
Kingdom of Sweden	1.000%	11/12/26	SEK	70,000	8,299
Kingdom of Sweden	1.500%	11/13/23	SEK	133,200	16,885
Kingdom of Sweden	2.250%	6/1/32	SEK	60,000	7,926
Kingdom of Sweden	2.500%	5/12/25	SEK	127,000	17,449
Kingdom of Sweden	3.500%	6/1/22	SEK	185,000	26,250
Kingdom of Sweden	3.750%	8/12/17	SEK	70,000	8,809

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	33,348
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	31,404
Kommuninvest I Sverige AB	2.250%	3/12/19	SEK	100,000	12,421
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,168
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	4,383
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	4,046
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,677
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,470
Svensk Exportkredit AB	1.125%	12/15/16	GBP	500	772
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	5,694
Svensk Exportkredit AB	1.875%	12/21/18	GBP	2,000	3,140
Sweden Government Bond	3.500%	3/30/39	SEK	90,000	14,079
Vattenfall AB	6.125%	12/16/19	GBP	3,000	5,301
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,743
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,305
Vattenfall AB	6.875%	4/15/39	GBP	1,500	3,043
					241,020
Total Sweden (Cost $780,126)					703,510
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse AG	1.000%	3/12/19	EUR	7,000	7,898
Credit Suisse AG	1.750%	1/15/21	EUR	7,000	8,202
Credit Suisse AG	2.125%	1/18/17	EUR	3,000	3,383
Credit Suisse AG	2.625%	12/1/15	EUR	5,000	5,509
Credit Suisse AG	2.875%	10/18/18	EUR	500	594
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.500%	1/19/18	CHF	10,000	10,324
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	21,242
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	8/13/21	CHF	19,000	20,639
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,483
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.500%	8/2/33	CHF	10,000	11,579
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,264
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,344
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,385
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,775
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,253
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,529
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,871
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,633
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,069

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,069
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	3,000	3,346
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	10/18/17	CHF	7,600	7,960
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	3,000	3,382
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	3,000	3,638
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,000	3,833
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,237
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,225
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,057
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,074
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,361
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	844
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,148
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,159
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,241
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,449
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,360
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,414
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	3,000	3,403
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,406
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,433
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,154
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,045
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,590
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	12,474
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.750%	10/2/18	CHF	3,000	3,319
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	5,000	5,780

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	2,500	2,799
UBS AG	1.375%	4/16/21	EUR	5,000	5,757
UBS AG	2.250%	1/10/17	EUR	6,000	6,772
					248,705
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	2,700	3,175
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,284
Adecco International Financial Services BV	2.750%	11/15/19	EUR	400	471
Adecco International Financial Services BV	4.750%	4/13/18	EUR	2,950	3,565
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,310	1,578
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,147
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	5,965
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	580
Credit Suisse AG	0.500%	3/29/18	EUR	10,000	11,025
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,245
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,308
Credit Suisse AG	1.375%	1/31/22	EUR	3,000	3,361
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,398
Credit Suisse AG	3.875%	1/25/17	EUR	4,000	4,593
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,609
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,340
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	850	1,232
Glencore Finance Canada Ltd.	5.250%	6/13/17	EUR	2,250	2,429
Glencore Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	2,406
Glencore Finance Europe SA	1.625%	1/18/22	EUR	500	412
Glencore Finance Europe SA	1.750%	3/17/25	EUR	11,500	8,899
Glencore Finance Europe SA	2.625%	12/3/18	CHF	3,000	2,914
Glencore Finance Europe SA	4.625%	4/3/18	EUR	3,300	3,394
Glencore Finance Europe SA	6.000%	4/3/22	GBP	3,000	4,146
Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	436
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,213
Holcim GB Finance Ltd.	8.750%	4/24/17	GBP	550	930
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,368
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,096
Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,213
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,293
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,382
Novartis AG	0.625%	11/13/29	CHF	2,750	2,796
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	5,661
Proximus SA	3.000%	11/22/22	CHF	3,000	3,530
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	539
Roche Finance Europe BV	2.000%	6/25/18	EUR	3,000	3,466
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,866
Roche Holdings Inc.	6.500%	3/4/21	EUR	7,595	10,934
Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	5,410
Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,113
1 Swiss Reinsurance Co. via ELM BV	2.600%	12/29/49	EUR	2,000	2,009
1 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	2,950	4,818
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,717
UBS AG	1.125%	6/30/20	EUR	5,000	5,606
UBS AG	1.250%	9/3/21	EUR	6,700	7,528
UBS AG	3.125%	1/18/16	EUR	5,000	5,534

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
UBS AG	6.625%	4/11/18	GBP	1,250	2,142
Willow No.2 Ireland plc for Zurich
Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,235
1 Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,207
					186,518
Sovereign Bonds (0.5%)
Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,625
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,493
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,842
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,149
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,676
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	2,000	2,333
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,871
Canton of Zurich	2.375%	2/3/16	CHF	1,000	1,019
Swiss Confederation	1.250%	6/11/24	CHF	5,200	6,031
Swiss Confederation	1.250%	5/28/26	CHF	5,800	6,781
Swiss Confederation	1.250%	6/27/37	CHF	15,200	18,262
Swiss Confederation	1.500%	7/24/25	CHF	12,450	14,810
Swiss Confederation	1.500%	4/30/42	CHF	18,800	23,880
Swiss Confederation	2.000%	10/12/16	CHF	15,100	15,691
Swiss Confederation	2.000%	4/28/21	CHF	13,200	15,404
Swiss Confederation	2.000%	5/25/22	CHF	14,000	16,665
Swiss Confederation	2.000%	6/25/64	CHF	4,800	7,242
Swiss Confederation	2.250%	7/6/20	CHF	9,500	11,025
Swiss Confederation	2.250%	6/22/31	CHF	12,500	16,818
Swiss Confederation	2.500%	3/8/36	CHF	4,000	5,790
Swiss Confederation	3.000%	5/12/19	CHF	8,000	9,234
Swiss Confederation	3.250%	6/27/27	CHF	14,000	19,792
Swiss Confederation	3.500%	4/8/33	CHF	5,600	8,873
Swiss Confederation	4.000%	2/11/23	CHF	2,180	2,954
Swiss Confederation	4.000%	1/6/49	CHF	2,000	4,072
Swiss Confederation	4.250%	6/5/17	CHF	15,000	16,432
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,310
Swisscom AG	2.625%	8/31/22	CHF	1,000	1,170
Swisscom AG via Lunar Funding V	1.875%	9/8/21	EUR	2,000	2,312
Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	3,736
					256,292
Total Switzerland (Cost $715,669)					691,515
Thailand (0.5%)
Sovereign Bonds (0.5%)
Kingdom of Thailand	3.250%	6/16/17	THB	500,000	14,449
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	32,661
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	18,042
Kingdom of Thailand	3.650%	12/17/21	THB	1,200,000	35,944
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,013
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,358
Kingdom of Thailand	3.850%	12/12/25	THB	650,000	20,192
Kingdom of Thailand	3.875%	6/13/19	THB	2,200,000	66,153
Kingdom of Thailand	4.675%	6/29/44	THB	485,000	16,106
Kingdom of Thailand	4.875%	6/22/29	THB	940,000	32,379
Total Thailand (Cost $258,309)					243,297

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Turkey (0.3%)
Sovereign Bonds (0.3%)
Republic of Turkey	4.125%	4/11/23	EUR	1,400	1,628
Republic of Turkey	4.350%	11/12/21	EUR	5,600	6,628
Republic of Turkey	5.000%	3/1/16	EUR	1,000	1,114
Republic of Turkey	5.125%	5/18/20	EUR	3,000	3,681
Republic of Turkey	6.300%	2/14/18	TRY	30,000	9,519
Republic of Turkey	7.100%	3/8/23	TRY	65,000	19,265
Republic of Turkey	7.400%	2/5/20	TRY	40,000	12,622
Republic of Turkey	8.000%	3/12/25	TRY	30,000	9,296
Republic of Turkey	8.200%	11/16/16	TRY	10,000	3,365
Republic of Turkey	8.300%	6/20/18	TRY	20,000	6,594
Republic of Turkey	8.500%	7/10/19	TRY	50,000	16,443
Republic of Turkey	8.500%	9/14/22	TRY	30,000	9,625
Republic of Turkey	8.800%	11/14/18	TRY	40,000	13,314
Republic of Turkey	8.800%	9/27/23	TRY	25,000	8,132
Republic of Turkey	9.000%	7/24/24	TRY	25,000	8,237
Republic of Turkey	9.500%	1/12/22	TRY	10,000	3,379
Republic of Turkey	10.400%	3/27/19	TRY	20,000	6,955
Republic of Turkey	10.400%	3/20/24	TRY	25,000	8,941
Republic of Turkey	10.500%	1/15/20	TRY	20,000	7,034
Total Turkey (Cost $193,451)					155,772
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
Emirates Telecommunications Corp.	1.750%	6/18/21	EUR	2,000	2,241
Emirates Telecommunications Corp.	2.750%	6/18/26	EUR	3,000	3,528
IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,719
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,053
IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,228
Total United Arab Emirates (Cost $15,823)					14,769
United Kingdom (8.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
AA Bond Co. Ltd.	3.781%	7/31/19	GBP	2,500	3,929
AA Bond Co. Ltd.	4.249%	7/31/20	GBP	1,000	1,592
AA Bond Co. Ltd.	4.720%	7/31/18	GBP	200	323
AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,630
Abbey National Treasury Services plc	1.250%	9/18/24	EUR	1,000	1,129
Abbey National Treasury Services plc	1.625%	11/26/20	EUR	18,000	21,008
Abbey National Treasury Services plc	3.625%	9/8/16	EUR	11,100	12,580
Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,206
Abbey National Treasury Services plc	5.250%	2/16/29	GBP	758	1,456
1 Abbey National Treasury Services plc	5.750%	3/2/27	GBP	5,855	11,427
Annington Finance No 4 plc	0.000%	12/7/22	GBP	6,740	8,470
Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,228
Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	1,400	2,403
Arqiva Financing plc	4.882%	12/31/32	GBP	3,000	4,964
Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,953
Aspire Defence Finance plc	4.674%	3/31/40	GBP	977	1,683
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,539	4,391
Bank of Scotland plc	4.500%	7/13/21	EUR	1,160	1,563
Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,563
Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,284

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,812
	Barclays Bank plc	2.250%	2/22/17	EUR	5,000	5,663
	Barclays Bank plc	3.625%	4/13/16	EUR	5,000	5,586
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	2,021
	Barclays Bank plc	4.000%	1/12/21	EUR	5,500	7,175
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,714
	Bradford & Bingley plc	4.250%	5/4/16	EUR	2,000	2,246
	Bradford & Bingley plc	4.875%	6/28/17	EUR	5,000	5,937
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	7,118
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	313	638
	Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,781
	Co-Operative Bank plc	4.750%	11/11/21	GBP	5,000	8,474
	Coventry Building Society	4.625%	4/19/18	GBP	300	499
15	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,497	2,756
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,191	2,176
	Dignity Finance plc	3.546%	12/31/34	GBP	966	1,542
1	Fosse Master Issuer plc	4.635%	10/18/54	GBP	1,550	2,472
	Greene King Finance plc	5.318%	9/15/31	GBP	1,127	1,969
	High Speed Rail Finance (1) plc	4.375%	11/2/38	GBP	1,000	1,651
	Highbury Finance BV	7.017%	3/20/23	GBP	722	1,293
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	737	1,395
	Intu SGS Finance plc	4.625%	3/17/28	GBP	2,000	3,285
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	921	1,625
	Leeds Building Society	4.250%	12/17/18	GBP	2,000	3,342
	Lloyds Bank plc	1.375%	4/16/21	EUR	5,800	6,692
	Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	8,591
	Lloyds Bank plc	4.000%	6/25/18	EUR	500	607
	Lloyds Bank plc	4.125%	4/6/16	EUR	7,500	8,390
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,000	11,378
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,632
	Lloyds Bank plc	5.125%	3/7/25	GBP	5,000	9,232
	Lloyds Bank plc	6.000%	2/8/29	GBP	2,000	4,093
1	Longstone Finance plc	4.791%	4/19/36	GBP	937	1,601
1	Marstons Issuer plc	5.158%	10/15/27	GBP	1,150	1,890
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	479	824
	Mitchells & Butlers Finance plc	6.469%	9/15/30	GBP	644	1,209
	Nationwide Building Society	0.750%	6/25/19	EUR	7,900	8,858
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,056
	Nationwide Building Society	3.125%	10/13/16	EUR	5,500	6,227
	Nationwide Building Society	4.375%	2/28/22	EUR	2,000	2,713
	Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,340
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,914
	Nats En Route plc	5.250%	3/31/26	GBP	2,529	4,420
	Octagon Healthcare Funding plc	5.333%	12/31/35	GBP	892	1,626
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	4,000	5,153
	Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	1,798
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	909
	Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	115	208
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	454	693
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,795	4,973
1	Telereal Securitisation plc	5.553%	12/10/33	GBP	994	1,792
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,004
	Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	2,166
						284,941

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (2.1%)
	Abbey National Treasury Services plc	1.125%	1/14/22	EUR	10,000	10,933
	Abbey National Treasury Services plc	1.125%	3/10/25	EUR	10,000	10,459
	Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,265
	Abbey National Treasury Services plc	1.875%	2/17/20	GBP	1,400	2,113
	Abbey National Treasury Services plc	2.000%	1/14/19	EUR	2,000	2,292
	Abbey National Treasury Services plc	2.625%	7/16/20	EUR	5,000	5,926
	Abbey National Treasury Services plc	3.875%	10/15/29	GBP	2,000	3,186
	ABP Finance plc	6.250%	12/14/26	GBP	1,300	2,450
	Admiral Group plc	5.500%	7/25/24	GBP	2,000	3,076
	Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	607
1	Amlin plc	6.500%	12/19/26	GBP	350	550
16	Anglian Water Services Financing plc	5.837%	7/30/22	GBP	5,000	9,187
	Anglo American Capital plc	1.750%	11/20/17	EUR	5,000	5,155
	Anglo American Capital plc	2.500%	4/29/21	EUR	2,400	2,188
	Anglo American Capital plc	2.750%	6/7/19	EUR	5,000	4,952
1	Aviva plc	3.375%	12/4/45	EUR	3,000	3,154
1	Aviva plc	3.875%	7/3/44	EUR	300	335
1	Aviva plc	5.125%	6/4/50	GBP	3,000	4,270
1	Aviva plc	6.125%	11/14/36	GBP	3,250	5,241
1	Aviva plc	6.125%	9/29/49	GBP	1,200	1,924
1	Aviva plc	6.625%	6/3/41	GBP	1,000	1,665
1	Aviva plc	6.875%	5/22/38	EUR	2,030	2,496
1	Aviva plc	6.875%	5/20/58	GBP	2,327	3,884
	AWG Parent Co. Ltd.	6.625%	1/15/29	GBP	615	1,267
	Babcock International Group plc	1.750%	10/6/22	EUR	800	880
	Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	3,145
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,855
	Barclays Bank plc	2.500%	3/29/16	CHF	1,800	1,843
	Barclays Bank plc	4.000%	1/20/17	EUR	5,000	5,749
	Barclays Bank plc	4.125%	3/15/16	EUR	1,000	1,116
	Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,198
	Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,292
1	Barclays Bank plc	6.750%	1/16/23	GBP	550	909
	Barclays Bank plc	10.000%	5/21/21	GBP	2,533	5,005
	Barclays plc	1.500%	4/1/22	EUR	1,000	1,093
	BAT International Finance plc	0.875%	10/13/23	EUR	15,615	16,559
	BAT International Finance plc	2.750%	3/25/25	EUR	2,850	3,472
	BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,449
	BAT International Finance plc	5.375%	6/29/17	EUR	3,500	4,175
	BAT International Finance plc	6.000%	11/24/34	GBP	4,000	7,857
	BAT International Finance plc	6.375%	12/12/19	GBP	1,000	1,790
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,000	6,572
	BG Energy Capital plc	2.250%	11/21/29	EUR	3,618	4,030
	BG Energy Capital plc	3.625%	7/16/19	EUR	1,000	1,217
	BG Energy Capital plc	5.125%	12/7/17	GBP	200	330
	BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	8,971
1	BG Energy Capital plc	6.500%	11/30/72	EUR	500	597
1	BG Energy Capital plc	6.500%	11/30/72	GBP	900	1,471
	BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,123
	BP Capital Markets plc	1.573%	2/16/27	EUR	4,000	4,229
	BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	6,639
	BP Capital Markets plc	2.213%	9/25/26	EUR	5,100	5,787
	BP Capital Markets plc	2.744%	2/24/17	CAD	3,000	2,330

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	4,886
	BP Capital Markets plc	2.994%	2/18/19	EUR	2,400	2,852
	BP Capital Markets plc	3.497%	11/9/20	CAD	10,750	8,674
	BP Capital Markets plc	4.154%	6/1/20	EUR	1,600	2,026
	BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,735
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	455
	British American Tobacco Holdings The
	Netherlands BV	3.125%	3/6/29	EUR	2,000	2,468
	British Telecommunications plc	1.125%	6/10/19	EUR	1,600	1,793
	British Telecommunications plc	5.750%	12/7/28	GBP	1,390	2,557
	British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,955
	British Telecommunications plc	6.625%	6/23/17	GBP	200	332
	British Telecommunications plc	8.500%	12/7/16	GBP	380	628
	BSKYB Finance UK plc	5.750%	10/20/17	GBP	350	578
	Centrica plc	4.250%	9/12/44	GBP	3,750	5,545
	Centrica plc	4.375%	3/13/29	GBP	4,300	6,963
1	Centrica plc	5.250%	4/10/75	GBP	5,000	7,567
	Centrica plc	7.000%	9/19/18	GBP	4,000	6,993
	Centrica plc	7.000%	9/19/33	GBP	1,000	2,072
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	650	1,475
	Close Brothers Group plc	6.500%	2/10/17	GBP	472	767
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	755
	Compass Group plc	3.125%	2/13/19	EUR	1,590	1,892
	Coventry Building Society	2.250%	12/4/17	EUR	5,000	5,694
	Coventry Building Society	2.500%	11/18/20	EUR	5,246	6,161
	Coventry Building Society	5.875%	9/28/22	GBP	5,487	10,056
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	5,182
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,322	5,477
	Diageo Finance plc	1.125%	5/20/19	EUR	500	560
16	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	983
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,063
	East Finance plc	5.486%	6/15/42	GBP	297	555
	Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,713
	Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,180
	EE Finance plc	4.375%	3/28/19	GBP	1,000	1,635
	Elsevier Finance SA Via ELM BV	2.500%	9/24/20	EUR	1,000	1,181
	EMH Treasury plc	4.500%	1/29/44	GBP	394	647
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,807
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,404
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	949
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,563
	Experian Finance plc	3.500%	10/15/21	GBP	1,000	1,601
	Experian Finance plc	4.750%	11/23/18	GBP	800	1,331
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,095
	FCE Bank plc	1.134%	2/10/22	EUR	1,330	1,414
	FCE Bank plc	1.750%	5/21/18	EUR	1,385	1,560
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,602
	FCE Bank plc	2.759%	11/13/19	GBP	2,000	3,076
	FCE Bank plc	4.825%	2/15/17	GBP	4,843	7,715
	Fidelity International Ltd.	6.875%	2/24/17	EUR	300	355
	Firstgroup plc	5.250%	11/29/22	GBP	4,000	6,643
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,878
	G4SInternational Finance plc	2.625%	12/6/18	EUR	2,000	2,316
	G4SInternational Finance plc	2.875%	5/2/17	EUR	4,000	4,541

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
G4Splc	7.750%	5/13/19	GBP	4,977	8,918
1 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,746
Gatwick Funding Ltd.	6.125%	3/2/26	GBP	1,800	3,394
GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	5,905
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,681
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,360
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	200	326
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	300	564
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,796
Go-Ahead Group plc	5.375%	9/29/17	GBP	450	734
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	846
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	3,700	6,519
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	901	1,748
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,491
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	973	1,435
Hammerson plc	2.000%	7/1/22	EUR	3,300	3,685
Hammerson plc	7.250%	4/21/28	GBP	1,000	2,059
1 HBOS plc	4.500%	3/18/30	EUR	3,000	3,684
Heathrow Funding Ltd.	1.500%	2/11/30	EUR	9,600	9,505
1 Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,306
Heathrow Funding Ltd.	4.600%	2/15/18	EUR	500	600
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,838
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	6,000	11,491
Heathrow Funding Ltd.	6.250%	9/10/18	GBP	3,700	6,277
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	500	1,006
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	6,280
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	416
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,617
HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,077
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	3,486
HSBC Bank plc	3.750%	11/30/16	EUR	1,500	1,713
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	12,105
1 HSBC Bank plc	5.000%	3/20/23	GBP	3,680	5,916
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,637
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,257
HSBC Bank plc	6.250%	1/30/41	GBP	66	120
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	8,902
HSBC Holdings plc	3.000%	6/30/25	EUR	15,000	16,669
1 HSBC Holdings plc	3.375%	1/10/24	EUR	2,500	2,885
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,571
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	3,848
1 HSBC Holdings plc	6.375%	10/18/22	GBP	4,950	8,103
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	5,024
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	491
ICAP Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,104
Imperial Tobacco Finance plc	3.375%	2/26/26	EUR	400	485
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	2,431
Imperial Tobacco Finance plc	4.875%	6/7/32	GBP	2,000	3,277
Imperial Tobacco Finance plc	5.500%	11/22/16	GBP	250	400
Imperial Tobacco Finance plc	7.750%	6/24/19	GBP	5,000	9,103
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	5,087
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	2,500	3,945
InterContinental Hotels Group plc	6.000%	12/9/16	GBP	400	643
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	3,192

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,725
Investec plc	4.500%	5/5/22	GBP	1,300	1,997
1 Land Securities Capital Markets plc	4.875%	11/7/19	GBP	750	1,226
1 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	525
1 Land Securities Capital Markets plc	5.125%	2/7/36	GBP	500	917
1 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	6,114	11,221
1 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	3,400	6,392
Leeds Building Society	1.375%	5/5/22	EUR	5,000	5,376
Leeds Building Society	2.625%	4/1/21	EUR	12,000	13,936
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	3,005
1 Legal & General Group plc	5.875%	3/29/49	GBP	100	159
1 Legal & General Group plc	6.385%	5/29/49	GBP	3,450	5,486
1 Legal & General Group plc	10.000%	7/23/41	GBP	2,000	3,929
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,179
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	910
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,479
Lloyds Bank plc	1.000%	11/19/21	EUR	5,000	5,482
Lloyds Bank plc	4.625%	2/2/17	EUR	4,500	5,220
1 Lloyds Bank plc	5.750%	7/9/25	GBP	300	496
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,662
Lloyds Bank plc	6.500%	9/17/40	GBP	1,350	2,825
Lloyds Bank plc	7.500%	4/15/24	GBP	1,000	2,017
Lloyds Bank plc	7.625%	4/22/25	GBP	7,290	14,111
1 Lloyds Bank plc	10.125%	12/16/21	CAD	3,248	2,692
1 Lloyds Bank plc	10.750%	12/16/21	GBP	900	1,518
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	866
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	768
London Power Networks plc	5.125%	3/31/23	GBP	3,000	5,259
London Power Networks plc	5.375%	11/11/16	GBP	700	1,120
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,343
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,481
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,179
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,437
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,871
Motability Operations Group plc	6.625%	12/10/19	GBP	1,500	2,727
National Express Group plc	6.250%	1/13/17	GBP	130	210
National Grid Electricity Transmission plc	5.875%	2/2/24	GBP	2,000	3,748
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	4,694	9,650
National Grid Gas plc	6.000%	6/7/17	GBP	500	826
National Grid Gas plc	6.375%	3/3/20	GBP	500	909
National Grid plc	4.375%	3/10/20	EUR	1,000	1,272
Nationwide Building Society	1.250%	3/3/25	EUR	3,000	3,194
1 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,035
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,452
Next plc	5.375%	10/26/21	GBP	3,000	5,265
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	1,738
1 NGG Finance plc	5.625%	6/18/73	GBP	500	815
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	520
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,554
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,594
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,305
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	2,045
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	3,120
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	629

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,164
	Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,359
	Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,742
	Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	252
	Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,822
	Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	569
	Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,796
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	6,089
1	Prudential plc	5.700%	12/19/63	GBP	1,000	1,505
	Prudential plc	5.875%	5/11/29	GBP	1,111	2,121
	Prudential plc	6.125%	12/19/31	GBP	3,000	5,198
1	Prudential plc	11.375%	5/29/39	GBP	200	386
	Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	1,023
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,097
	Rentokil Initial plc	3.375%	9/24/19	EUR	6,000	7,169
1	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,757
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,757
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	3,054
	Rolls-Royce plc	6.750%	4/30/19	GBP	150	266
	Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	3,700	4,130
	Royal Bank of Scotland plc	4.875%	1/20/17	EUR	1,000	1,160
	Royal Bank of Scotland plc	5.375%	9/30/19	EUR	3,000	3,877
	Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,637
	Royal Bank of Scotland plc	6.000%	5/17/17	GBP	250	409
	Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,379
	Royal Bank of Scotland plc	6.875%	5/17/25	GBP	4,176	8,146
	Royal Bank of Scotland plc	7.500%	4/29/24	GBP	5,000	9,924
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,977
1	RSA Insurance Group plc	6.701%	5/29/49	GBP	190	307
1	RSA Insurance Group plc	9.375%	5/20/39	GBP	3,000	5,365
	RSL Finance No 1 plc	6.625%	3/31/38	GBP	655	1,296
	SABMiller Holdings Inc.	1.875%	1/20/20	EUR	3,000	3,434
	Safeway Ltd.	6.000%	1/10/17	GBP	425	682
	Sanctuary Capital plc	5.000%	4/26/47	GBP	1,112	2,001
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	540
	Scotland Gas Networks plc	4.750%	2/21/17	GBP	450	722
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,720
	Scottish Power UK plc	8.375%	2/20/17	GBP	550	920
	Scottish Widows plc	5.500%	6/16/23	GBP	2,500	3,983
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,960
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,846
	Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	2,769
	Sky plc	1.500%	9/15/21	EUR	700	777
	Sky plc	2.500%	9/15/26	EUR	11,000	12,473
1	Society of Lloyd’s	7.421%	6/21/49	GBP	300	488
	South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	682
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,399
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	379
1	Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,589
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	4,000	6,861
17	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,899
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	506
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,865
	SSE plc	2.000%	6/17/20	EUR	7,200	8,306

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	SSE plc	5.000%	10/1/18	GBP	1,000	1,665
	SSE plc	6.250%	8/27/38	GBP	2,000	3,940
	SSE plc	8.375%	11/20/28	GBP	1,150	2,603
1	Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,527
	Standard Chartered Bank	7.750%	4/3/18	GBP	450	767
	Standard Chartered plc	1.625%	6/13/21	EUR	5,800	6,417
	Standard Chartered plc	1.750%	10/29/17	EUR	9,060	10,196
	Standard Chartered plc	3.625%	11/23/22	EUR	1,700	1,932
1	Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,519
	Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,580
	Standard Chartered plc	5.125%	6/6/34	GBP	4,700	6,463
1	Standard Life plc	5.500%	12/4/42	GBP	3,500	5,638
1	Standard Life plc	6.546%	11/29/49	GBP	2,000	3,315
	Swan Housing Capital plc	3.625%	3/5/48	GBP	2,014	2,840
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	3,000	4,932
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	945	1,536
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,000	1,680
1	Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	1,455	2,344
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	2,175	4,084
	Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,295
	THFC Funding No 3 plc	5.200%	10/11/43	GBP	2,900	5,284
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	705
	UBM plc	6.500%	11/23/16	GBP	400	645
	Unilever NV	1.750%	8/5/20	EUR	2,000	2,330
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,563
	United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,780
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	1,510	2,820
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	2,250	4,065
	University of Cambridge	3.750%	10/17/52	GBP	700	1,235
	Vodafone Group plc	1.875%	9/11/25	EUR	400	440
	Vodafone Group plc	5.375%	12/5/17	GBP	2,450	4,029
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,810
	Wales & West Utilities Finance plc	5.125%	12/2/16	GBP	150	239
	Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,841
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,698
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	4,378
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,628
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	383
	WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	667
	WM Treasury plc	4.625%	12/3/42	GBP	2,000	3,348
	WPP Finance 2013	3.000%	11/20/23	EUR	2,000	2,422
	WPP Finance SA	6.375%	11/6/20	GBP	3,000	5,450
	WPP plc	6.000%	4/4/17	GBP	250	408
	Yorkshire Building Society	1.250%	3/17/22	EUR	11,403	12,262
	Yorkshire Building Society	2.125%	3/18/19	EUR	5,210	5,941
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	779
	Yorkshire Water Services Bradford Finance Ltd.	6.000%	8/21/19	GBP	3,105	5,445
1	Yorkshire Water Services Bradford Finance Ltd.	6.000%	4/24/25	GBP	4,914	7,955
						1,054,635
Sovereign Bonds (6.2%)
	Barclays Bank plc	1.500%	4/4/17	GBP	6,000	9,324
15	LCR Finance plc	4.500%	12/7/28	GBP	5,500	10,318
15	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,128
15	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,740

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Lloyds Bank plc	1.500%	5/2/17	GBP	5,000	7,772
15	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	532
15	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,200	4,936
15	Network Rail Infrastructure Finance plc	1.125%	12/15/16	GBP	2,000	3,093
15	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,968
15	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	3,200	5,994
15	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	352
15	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	9,283
15	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,200	2,370
	Transport for London	2.250%	8/9/22	GBP	900	1,391
	Transport for London	3.625%	5/15/45	GBP	1,900	3,055
	Transport for London	3.875%	7/23/42	GBP	2,400	4,033
	Transport for London	4.000%	4/7/64	GBP	1,200	2,172
	United Kingdom	1.000%	9/7/17	GBP	110,000	170,774
	United Kingdom	1.250%	7/22/18	GBP	65,000	101,421
	United Kingdom	1.500%	1/22/21	GBP	15,000	23,263
	United Kingdom	1.750%	1/22/17	GBP	40,225	62,947
	United Kingdom	1.750%	7/22/19	GBP	73,400	115,990
	United Kingdom	1.750%	9/7/22	GBP	84,800	132,222
	United Kingdom	2.000%	7/22/20	GBP	161,000	256,550
	United Kingdom	2.000%	9/7/25	GBP	25,000	38,832
	United Kingdom	2.250%	9/7/23	GBP	49,500	79,374
	United Kingdom	2.500%	7/22/65	GBP	10,000	15,429
	United Kingdom	2.750%	9/7/24	GBP	64,950	107,741
	United Kingdom	3.250%	1/22/44	GBP	50,900	88,526
	United Kingdom	3.500%	1/22/45	GBP	60,750	110,613
	United Kingdom	3.500%	7/22/68	GBP	47,000	93,549
	United Kingdom	3.750%	9/7/19	GBP	12,000	20,397
	United Kingdom	3.750%	9/7/20	GBP	28,500	49,126
	United Kingdom	3.750%	9/7/21	GBP	50,100	87,402
	United Kingdom	3.750%	7/22/52	GBP	63,100	125,302
	United Kingdom	4.000%	3/7/22	GBP	12,800	22,789
	United Kingdom	4.000%	1/22/60	GBP	34,200	73,831
	United Kingdom	4.250%	12/7/27	GBP	30,900	58,925
	United Kingdom	4.250%	6/7/32	GBP	52,500	102,236
	United Kingdom	4.250%	3/7/36	GBP	71,000	139,776
	United Kingdom	4.250%	9/7/39	GBP	51,596	103,223
4	United Kingdom	4.250%	12/7/40	GBP	62,600	126,161
	United Kingdom	4.250%	12/7/46	GBP	40,700	85,079
	United Kingdom	4.250%	12/7/49	GBP	23,500	50,241
	United Kingdom	4.250%	12/7/55	GBP	23,900	53,032
	United Kingdom	4.500%	3/7/19	GBP	35,800	61,787
	United Kingdom	4.500%	9/7/34	GBP	63,700	128,543
	United Kingdom	4.500%	12/7/42	GBP	15,600	32,999
	United Kingdom	4.750%	3/7/20	GBP	25,000	44,446
	United Kingdom	4.750%	12/7/30	GBP	52,300	106,608
	United Kingdom	4.750%	12/7/38	GBP	7,708	16,434
	United Kingdom	5.000%	3/7/18	GBP	45,000	76,475
	United Kingdom	5.000%	3/7/25	GBP	11,500	22,599
	United Kingdom	8.000%	6/7/21	GBP	11,000	23,022
	Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,394
	Urenco Finance NV	4.000%	5/5/17	EUR	700	810
						3,084,329
Total United Kingdom (Cost $4,439,692)						4,423,905

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United States (2.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
BA Covered Bond Issuer	4.250%	4/5/17	EUR	2,000	2,325
					2,325
Corporate Bonds (2.0%)
3M Co.	0.950%	5/15/23	EUR	2,000	2,190
3M Co.	1.500%	11/9/26	EUR	200	221
3M Co.	1.750%	5/15/30	EUR	1,379	1,514
3M Co.	1.875%	11/15/21	EUR	400	468
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,511
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,318
Amgen Inc.	4.000%	9/13/29	GBP	3,000	4,718
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,228
Amgen Inc.	5.500%	12/7/26	GBP	4,200	7,563
Aon plc	2.875%	5/14/26	EUR	3,400	3,896
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	11,231
3 Apple Inc.	0.750%	2/25/30	CHF	5,500	5,733
Apple Inc.	1.000%	11/10/22	EUR	6,000	6,622
Apple Inc.	1.625%	11/10/26	EUR	4,039	4,445
Apple Inc.	2.000%	9/17/27	EUR	2,080	2,349
Apple Inc.	3.050%	7/31/29	GBP	4,000	6,063
Apple Inc.	3.600%	7/31/42	GBP	3,000	4,510
AT&T Inc.	1.375%	12/4/24	CHF	500	531
AT&T Inc.	1.450%	6/1/22	EUR	7,714	8,538
AT&T Inc.	1.875%	12/4/20	EUR	400	461
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,351
AT&T Inc.	2.600%	12/17/29	EUR	8,475	9,402
AT&T Inc.	3.375%	3/15/34	EUR	1,900	2,208
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,499
AT&T Inc.	3.550%	12/17/32	EUR	2,800	3,390
AT&T Inc.	4.250%	6/1/43	GBP	3,000	4,222
AT&T Inc.	4.875%	6/1/44	GBP	2,000	3,098
AT&T Inc.	5.500%	3/15/27	GBP	3,000	5,347
AT&T Inc.	5.875%	4/28/17	GBP	1,000	1,632
AT&T Inc.	7.000%	4/30/40	GBP	5,150	10,393
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,165
Bank of America Corp.	2.500%	7/27/20	EUR	5,500	6,447
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	7,712
Bank of America Corp.	4.250%	12/10/26	GBP	2,000	3,304
Bank of America Corp.	4.625%	2/7/17	EUR	500	577
Bank of America Corp.	4.625%	8/7/17	EUR	3,450	4,078
Bank of America Corp.	4.625%	9/14/18	EUR	1,500	1,810
Bank of America Corp.	4.750%	4/3/17	EUR	6,000	7,009
Bank of America Corp.	5.250%	11/9/16	GBP	250	397
Bank of America Corp.	5.500%	11/22/21	GBP	800	1,358
Bank of America Corp.	6.125%	9/15/21	GBP	3,000	5,396
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	11,294
Bank of America Corp.	7.750%	4/30/18	GBP	450	789
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,057
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	830	820
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,000	3,743
BlackRock Inc.	1.250%	5/6/25	EUR	1,250	1,313
3 Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	2,000	2,174

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,723
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	3,999
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	3,892
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,262
Cargill Inc.	2.500%	2/15/23	EUR	10,000	11,626
Carnival Corp.	1.125%	11/6/19	EUR	5,000	5,476
Carnival Corp.	1.875%	11/7/22	EUR	5,000	5,482
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,063
Citigroup Inc.	1.750%	1/29/18	EUR	6,000	6,798
Citigroup Inc.	1.750%	1/28/25	EUR	600	654
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	5,947
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	5,757
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	4,582
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,123
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,915
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,597
Citigroup Inc.	4.625%	1/17/17	CAD	1,663	1,319
Citigroup Inc.	5.000%	8/2/19	EUR	6,200	7,912
Citigroup Inc.	5.125%	12/12/18	GBP	6,700	11,093
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,378
Citigroup Inc.	7.375%	9/1/39	GBP	400	908
Citigroup Inc.	7.625%	4/3/18	GBP	300	524
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	5,882
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,109
Coca-Cola Co.	1.125%	3/9/27	EUR	12,900	13,285
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	5,402
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	2,770
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,148
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,400
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,497
DH Europe Finance SA	1.000%	7/8/19	EUR	4,400	4,903
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,107
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,616
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.750%	5/19/23	EUR	2,000	2,339
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.375%	9/14/29	GBP	2,488	3,871
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	11/18/33	GBP	4,000	6,575
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,124
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,498
Eli Lilly & Co.	1.000%	6/2/22	EUR	3,800	4,190
Expedia Inc.	2.500%	6/3/22	EUR	1,350	1,464
Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,732
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	3,885
Ford Credit Canada Ltd.	3.700%	8/2/18	CAD	7,000	5,531
Ford Credit Canada Ltd.	4.875%	2/8/17	CAD	4,000	3,161
GE Capital Canada Funding Co.	2.420%	5/31/18	CAD	2,000	1,560
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	6,500	5,603
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,431
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	9,060
GE Capital European Funding	2.625%	3/15/23	EUR	5,000	6,032
GE Capital European Funding	4.250%	3/1/17	EUR	5,000	5,792
GE Capital European Funding	4.625%	2/22/27	EUR	4,000	5,719

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
GE Capital European Funding	5.375%	1/23/20	EUR	11,300	14,842
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	2,570
GE Capital UK Funding	2.375%	12/19/18	GBP	2,000	3,130
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	7,246
GE Capital UK Funding	4.125%	9/13/23	GBP	3,249	5,421
GE Capital UK Funding	4.375%	7/31/19	GBP	1,000	1,658
GE Capital UK Funding	5.875%	11/4/20	GBP	1,000	1,787
GE Capital UK Funding	5.875%	1/18/33	GBP	1,000	2,007
GE Capital UK Funding	6.250%	5/5/38	GBP	2,414	5,135
General Electric Capital Corp.	0.313%	2/13/17	JPY	1,000,000	8,296
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,224
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,146
General Electric Capital Corp.	4.125%	9/19/35	EUR	4,950	6,454
General Electric Capital Corp.	4.875%	9/18/37	GBP	1,636	2,777
General Electric Capital Corp.	5.500%	6/7/21	GBP	1,000	1,769
1 General Electric Capital Corp.	5.500%	9/15/67	EUR	2,000	2,287
General Electric Capital Corp.	6.250%	12/15/17	GBP	500	843
General Electric Capital Corp.	6.250%	9/29/20	GBP	1,657	3,002
1 General Electric Capital Corp.	6.500%	9/15/67	GBP	100	160
General Electric Co.	1.250%	5/26/23	EUR	2,900	3,191
General Electric Co.	1.875%	5/28/27	EUR	2,700	3,025
General Mills Inc.	1.000%	4/27/23	EUR	2,000	2,134
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,098
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,157
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	5,300	5,770
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	3,000	3,346
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	5,879
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	10,500	12,795
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	5,015
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	6,905
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	14,000	10,523
Goldman Sachs Group Inc.	5.125%	10/23/19	EUR	5,000	6,405
1 Goldman Sachs Group Inc.	5.200%	4/19/22	CAD	5,000	3,923
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,758
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	800	1,305
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	300	615
Harman Finance International SCA	2.000%	5/27/22	EUR	8,000	8,435
Health Care REIT Inc.	4.500%	12/1/34	GBP	2,800	4,255
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,259
HSBC Finance Corp.	4.875%	5/30/17	EUR	500	589
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,376
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	400	456
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	4,000	4,318
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,419
International Business Machines Corp.	1.875%	11/6/20	EUR	400	465
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,576
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	4,918
JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	5,956
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	10,842
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,487
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	5,400	8,139
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,410
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,047
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	6,871

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	4,500	5,059
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,258
JPMorgan Chase & Co.	4.250%	1/25/17	GBP	350	557
Kellogg Co.	1.250%	3/10/25	EUR	5,000	5,268
Kinder Morgan Inc.	1.500%	3/16/22	EUR	2,000	1,947
Kinder Morgan Inc.	2.250%	3/16/27	EUR	800	711
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,430
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,722
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,480
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,200	3,634
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,117
1 Merrill Lynch & Co. Inc.	5.290%	5/30/22	CAD	12,000	9,435
MetLife Inc.	5.375%	12/9/24	GBP	2,350	4,261
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	10,792
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,199
Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	352
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	588
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	3,106
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	1,000	743
Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,370
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	4,735
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	14,270
Mohawk Industries Inc.	2.000%	1/14/22	EUR	4,000	4,504
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,309
Mondelez International Inc.	1.125%	1/26/17	EUR	1,800	1,998
Mondelez International Inc.	1.625%	3/8/27	EUR	1,765	1,789
Mondelez International Inc.	2.375%	1/26/21	EUR	2,200	2,558
Mondelez International Inc.	2.375%	3/6/35	EUR	2,332	2,285
Mondelez International Inc.	3.875%	3/6/45	GBP	1,333	1,835
Mondelez International Inc.	7.250%	7/18/18	GBP	5,999	10,471
Moody’s Corp.	1.750%	3/9/27	EUR	4,010	4,272
Morgan Stanley	1.750%	1/30/25	EUR	2,300	2,497
Morgan Stanley	1.875%	3/30/23	EUR	1,000	1,119
Morgan Stanley	2.250%	3/12/18	EUR	5,000	5,735
Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,398
Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,336
Morgan Stanley	3.125%	8/5/21	CAD	9,600	7,513
Morgan Stanley	3.750%	9/21/17	EUR	2,000	2,339
Morgan Stanley	4.375%	10/12/16	EUR	3,500	4,000
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,207
Morgan Stanley	5.750%	2/14/17	GBP	400	649
NASDAQ OMX Group Inc.	3.875%	6/7/21	EUR	1,000	1,209
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,587
New York Life Funding	2.375%	2/22/16	CHF	325	332
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,052
New York Life Global Funding	4.375%	1/19/17	EUR	250	289
Oracle Corp.	2.250%	1/10/21	EUR	400	472
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,249
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,448
Pfizer Inc.	4.550%	5/15/17	EUR	2,320	2,723
Pfizer Inc.	4.750%	6/3/16	EUR	4,500	5,081
Pfizer Inc.	5.750%	6/3/21	EUR	600	836
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,216
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,048

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	2,877
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,835
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,000
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,234
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,681
PPG Industries Inc.	1.400%	3/13/27	EUR	3,300	3,348
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,706
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,036
Priceline Group Inc.	1.800%	3/3/27	EUR	8,888	8,836
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	4,430
Procter & Gamble Co.	1.125%	11/2/23	EUR	1,270	1,391
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,708
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,730	4,388
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,783
Prologis LP	1.375%	10/7/20	EUR	3,683	4,037
Prologis LP	1.375%	5/13/21	EUR	3,400	3,691
Prologis LP	3.000%	6/2/26	EUR	1,600	1,826
Prologis LP	3.375%	2/20/24	EUR	1,500	1,787
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,092
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	910
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,085
Time Warner Cable Inc.	5.750%	6/2/31	GBP	700	1,067
Time Warner Inc.	1.950%	9/15/23	EUR	700	786
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	3,996
Tyco International Finance SA	1.375%	2/25/25	EUR	4,065	4,196
United Parcel Service Inc.	5.125%	2/12/50	GBP	550	1,079
United Technologies Corp.	1.250%	5/22/23	EUR	3,100	3,385
Verizon Communications Inc.	1.625%	3/1/24	EUR	5,771	6,348
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,356
Verizon Communications Inc.	2.625%	12/1/31	EUR	6,829	7,682
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,500	3,082
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,000	1,617
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	3,100	3,625
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,400	7,709
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	500	752
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,560
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	3,000	5,917
Walgreens Boots Alliance Inc.	2.125%	11/20/26	EUR	6,255	6,521
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	2,643	4,016
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	10,955
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,506
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,466
Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	10,563
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,326
Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	5,136
Wells Fargo & Co.	4.375%	8/1/16	EUR	5,000	5,673
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,899
Welltower Inc.	4.800%	11/20/28	GBP	1,500	2,449
Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,486
					995,451
U.S. Government and Agency Obligations (0.0%)
18 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,840
					2,840
Total United States (Cost $1,077,840)					1,000,616

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Temporary Cash Investments (1.1%)
Time Deposits (0.7%)
Australian Dollar Time Deposits	1.354%	11/2/15	AUD	30,045	21,425
British Pound Sterling Time Deposits	0.080%	11/2/15	GBP	11,688	18,019
Canadian Dollar Time Deposits	0.050%	11/2/15	CAD	40,583	31,037
Danish Krone Time Deposits	(0.800)%	11/2/15	DKK	1,334	197
Euro Time Deposits	(0.237)%	11/2/15	EUR	179,181	197,037
Hong Kong Dollar Time Deposits	0.005%	11/2/15	HKD	28,690	3,702
Japanese Yen Time Deposits	0.005%	11/2/15	JPY	8,439,071	69,935
New Zealand Dollar Time Deposits	2.000%	11/2/15	NZD	9,711	6,576
Norwegian Krone Time Deposits	0.121%	11/2/15	NOK	145,412	17,114
Singapore Dollar Time Deposits	0.100%	11/2/15	SGD	7,433	5,306
South African Rand Time Deposits	5.750%	11/2/15	ZAR	6,683	483
Swedish Krona Time Deposits	(0.637)%	11/2/15	SEK	52,983	6,201
Switzerland Dollar Time Deposits	(1.000)%	11/2/15	CHF	406	410
					377,442

				Shares
Money Market Fund (0.4%)
[19] Vanguard Market Liquidity Fund	0.207%			179,400,000	179,400
Total Temporary Cash Investments (Cost $556,842)					556,842
Total Investments (99.6%) (Cost $52,868,076)					49,807,742

					Amount
					($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard					4,444
Receivables for Investment Securities Sold					592,132
Receivables for Accrued Income					451,244
Receivables for Capital Shares Issued					437,626
Unrealized Appreciation on Foreign Currency Contracts					634,833
Other Assets					86,081
Total Other Assets					2,206,360
Liabilities
Payables for Investment Securities Purchased					(1,547,671)
Payables for Capital Shares Redeemed					(3,302)
Payables for Distributions					(907)
Payables to Vanguard					(9,968)
Unrealized Depreciation on Foreign Currency Contracts					(410,453)
Other Liabilities					(13,302)
Total Liabilities					(1,985,603)
Net Assets (100%)					50,028,499

Total International Bond Index Fund

At October 31, 2015, net assets consisted of:

Amount
($000)
Paid-in Capital	48,813,772
Overdistributed Net Investment Income	(41,253)
Accumulated Net Realized Gains	4,098,256
Unrealized Appreciation (Depreciation)
Investment Securities	(3,060,334)
Futures Contracts	(142)
Forward Currency Contracts	224,380
Foreign Currencies	(6,180)
Net Assets	50,028,499

Investor Shares—Net Assets
Applicable to 1,926,378,817 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,433,910
Net Asset Value Per Share—Investor Shares	$10.61

ETF Shares—Net Assets
Applicable to 74,811,792 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,968,015
Net Asset Value Per Share—ETF Shares	$53.04

Admiral Shares—Net Assets
Applicable to 593,765,001 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,594,642
Net Asset Value Per Share—Admiral Shares	$21.21

Institutional Shares—Net Assets
Applicable to 409,427,889 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,031,932
Net Asset Value Per Share—Institutional Shares	$31.83

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Guaranteed by the Republic of Austria.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was
$4,354,718,000, representing 8.7% of net assets.
4 Securities with a value of $116,580,000 have been segregated as collateral for open forward currency contracts.
5 Guaranteed by multiple countries.
6 Guaranteed by the Government of Canada.
7 Guaranteed by the Republic of France.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Free State of Bavaria.
10 Securities with a value of $718,000 have been segregated as initial margin for open futures contracts.
11 Guaranteed by the Government of Japan.
12 Guaranteed by the Federation of Malaysia.
13 Guaranteed by the Kingdom of the Netherlands.
14 Guaranteed by the Kingdom of Spain.
15 Guaranteed by the Government of the United Kingdom.

Total International Bond Index Fund

16 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish new lira.
USD—U.S. dollar.
ZAR—South African rand.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Interest[1,2]	582,011
Total Income	582,011
Expenses
The Vanguard Group—Note B
Investment Advisory Services	918
Management and Administrative—Investor Shares	25,842
Management and Administrative—ETF Shares	4,170
Management and Administrative—Admiral Shares	9,193
Management and Administrative—Institutional Shares	6,797
Marketing and Distribution—Investor Shares	2,717
Marketing and Distribution—ETF Shares	413
Marketing and Distribution—Admiral Shares	749
Marketing and Distribution—Institutional Shares	990
Custodian Fees	3,318
Auditing Fees	49
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—ETF Shares	126
Shareholders’ Reports—Admiral Shares	70
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	26
Total Expenses	55,473
Net Investment Income	526,538
Realized Net Gain (Loss)
Investment Securities Sold	(451,761)
Futures Contracts	(1,486)
Foreign Currencies and Forward Currency Contracts	3,259,870
Realized Net Gain (Loss)	2,806,623
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,489,224)
Futures Contracts	(99)
Foreign Currencies and Forward Currency Contracts	141,689
Change in Unrealized Appreciation (Depreciation)	(2,347,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	985,527
1 Interest income from an affiliated company of the fund was $324,000.
2 Interest income is net of foreign withholding taxes of $4,033,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	526,538	358,765
Realized Net Gain (Loss)	2,806,623	1,971,722
Change in Unrealized Appreciation (Depreciation)	(2,347,634)	(908,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	985,527	1,421,640
Distributions
Net Investment Income
Investor Shares	(266,745)	(194,718)
ETF Shares	(48,075)	(17,333)
Admiral Shares	(115,588)	(50,358)
Institutional Shares	(155,160)	(81,303)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(585,568)	(343,712)
Capital Share Transactions
Investor Shares	5,676,115	1,510,232
ETF Shares	1,620,812	1,573,080
Admiral Shares	7,774,165	2,929,564
Institutional Shares	6,212,333	3,138,234
Net Increase (Decrease) from Capital Share Transactions	21,283,425	9,151,110
Total Increase (Decrease)	21,683,384	10,229,038
Net Assets
Beginning of Period	28,345,115	18,116,077
End of Period[1]	50,028,499	28,345,115
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($41,253,000) and $17,777,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
			May 31,
	Year Ended		2013[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	.141	.152	.060
Net Realized and Unrealized Gain (Loss) on Investments	.176	.455	(.011)
Total from Investment Operations	.317	.607	.049
Distributions
Dividends from Net Investment Income	(.157)	(.147)	(.059)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.157)	(.147)	(.059)
Net Asset Value, End of Period	$10.61	$10.45	$9.99

Total Return[2]	3.04%	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,434	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.17%	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.32%	1.52%	1.44%[3]
Portfolio Turnover Rate [4]	13%	16%	31%[5]

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
			May 31,
	Year Ended		2013[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	.714	.783	.306
Net Realized and Unrealized Gain (Loss) on Investments	.882	2.249	(.054)
Total from Investment Operations	1.596	3.032	.252
Distributions
Dividends from Net Investment Income	(.786)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.786)	(.752)	(. 242)
Net Asset Value, End of Period	$53.04	$52.23	$49.95

Total Return	3.07%	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,968	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.15%	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.34%	1.56%	1.48%[2]
Portfolio Turnover Rate [3]	13%	16%	31%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
			May 31,
	Year Ended		2013[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	. 289	. 312.125
Net Realized and Unrealized Gain (Loss) on Investments	.349	.903	(.023)
Total from Investment Operations	.638	1.215	.102
Distributions
Dividends from Net Investment Income	(.318)	(.305)	(.122)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 318)	(. 305)	(.122)
Net Asset Value, End of Period	$21.21	$20.89	$19.98

Total Return[2]	3.06%	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,595	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.14%	0.19%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.35%	1.56%	1.49%[3]
Portfolio Turnover Rate [4]	13%	16%	31%[5]

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
			May 31,
	Year Ended		2013[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	. 449.490		.193
Net Realized and Unrealized Gain (Loss) on Investments	.536	1.358	(.034)
Total from Investment Operations	.985	1.848	.159
Distributions
Dividends from Net Investment Income	(.495)	(.478)	(.189)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.495)	(.478)	(.189)
Net Asset Value, End of Period	$31.83	$31.34	$29.97

Total Return	3.15%	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,032	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.40%	1.63%	1.55%[2]
Portfolio Turnover Rate [3]	13%	16%	31%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is

Total International Bond Index Fund

the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the year ended October 31, 2015, the fund’s average investment in forward currency contracts represented 102% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Total International Bond Index Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $4,444,000, representing 0.01% of the fund’s net assets and 1.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Total International Bond Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,840	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,776,336	—
Corporate Bonds	—	5,871,243	—
Sovereign Bonds	—	40,590,864	9,617
Temporary Cash Investments	179,400	377,442	—
Futures Contracts—Assets[1]	21	—	—
Forward Currency Contracts—Assets	—	634,833	—
Forward Currency Contracts—Liabilities	—	(410,453)	—
Total	179,421	49,843,105	9,617
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	21	634,833	634,854
Other Liabilities	—	(410,453)	(410,453)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2015, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(1,486)	—	(1,486)
Forward Currency Contracts	—	3,329,642	3,329,642
Realized Net Gain (Loss) on Derivatives	(1,486)	3,329,642	3,328,156

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(99)	—	(99)
Forward Currency Contracts	—	127,062	127,062
Change in Unrealized Appreciation (Depreciation) on Derivatives	(99)	127,062	126,963

Total International Bond Index Fund

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Long Gilt	December 2015	100	18,153	(131)
AUD 10-Year Treasury Bond	December 2015	(83)	(7,657)	(11)
				(142)

Unrealized appreciation (depreciation) on open Long Gilt futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
JPMorgan Chase Bank N.A.	11/3/15	EUR	11,789,850	USD	13,023,068	(57,871)
Bank of America N.A.	11/3/15	EUR	10,455,150	USD	11,549,281	(51,842)
Bank of America N.A.	11/4/15	JPY	1,296,200,000	USD	10,741,247	821
Citibank, N.A.	11/3/15	GBP	1,700,735	USD	2,626,615	(4,783)
BNP Paribas	11/3/15	GBP	1,514,265	USD	2,338,631	(4,259)
Citibank, N.A.	11/2/15	CAD	2,668,226	USD	2,039,382	1,170
BNP Paribas	11/3/15	KRW	1,398,085,200	USD	1,225,584	630
BNP Paribas	11/3/15	CHF	706,510	USD	716,723	(1,892)
Morgan Stanley Capital Services LLC	11/3/15	SEK	3,920,000	USD	461,668	(2,812)
BNP Paribas	11/3/15	AUD	595,439	USD	424,816	(272)
UBS AG	11/3/15	AUD	592,643	USD	422,821	(270)
HSBC Bank USA N.A.	11/3/15	AUD	589,658	USD	420,691	(269)
Morgan Stanley Capital Services LLC	11/4/15	MXN	6,180,000	USD	373,894	135
UBS AG	11/2/15	CAD	398,700	USD	304,750	160
Morgan Stanley Capital Services LLC	11/3/15	DKK	1,997,520	USD	295,876	(1,338)
Toronto Dominion Securities	11/2/15	CAD	354,074	USD	270,626	155
Morgan Stanley Capital Services LLC	11/3/15	PLN	849,710	USD	220,581	(718)
Morgan Stanley Capital Services LLC	11/3/15	ZAR	3,045,000	USD	220,546	(629)
BNP Paribas	11/3/15	THB	6,832,448	USD	191,914	164
JPMorgan Chase Bank N.A.	12/2/15	EUR	156,620	USD	172,673	(373)
Morgan Stanley Capital Services LLC	11/3/15	SGD	225,000	USD	160,657	(62)
JPMorgan Chase Bank N.A.	11/2/15	TRY	455,000	USD	156,271	(204)
UBS AG	11/3/15	NZD	213,430	USD	144,294	199

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Bank of America N.A.	12/2/15	JPY	16,000,000	USD	132,538	99
JPMorgan Chase Bank N.A.	11/3/15	ILS	510,000	USD	132,044	(230)
UBS AG	11/3/15	MYR	519,002	USD	121,114	(332)
Morgan Stanley Capital Services LLC	11/3/15	NOK	950,210	USD	112,294	(468)
Goldman Sachs Bank AG	11/3/15	MYR	430,000	USD	100,584	(514)
Morgan Stanley Capital Services LLC	11/3/15	CZK	2,210,000	USD	90,102	(412)
Barclays Capital	11/2/15	RUB	4,750,000	USD	74,011	397
Morgan Stanley Capital Services LLC	11/3/15	EUR	50,000	USD	56,786	(1,802)
JPMorgan Chase Bank N.A.	11/3/15	MYR	215,624	USD	50,438	(258)
BNP Paribas	11/3/15	MYR	215,000	USD	50,058	(23)
BNP Paribas	11/3/15	THB	1,772,000	USD	49,972	(157)
BNP Paribas	12/2/15	GBP	30,000	USD	46,320	(80)
BNP Paribas	12/2/15	EUR	35,966	USD	39,772	(204)
Morgan Stanley Capital Services LLC	11/4/15	JPY	3,000,000	USD	24,951	(89)
HSBC Bank USA N.A.	12/2/15	GBP	15,000	USD	23,194	(74)
Toronto Dominion Securities	11/3/15	HKD	130,000	USD	16,774	(1)
Barclays Capital	11/3/15	AUD	17,260	USD	12,314	(8)
Toronto Dominion Securities	12/2/15	EUR	7,414	USD	8,193	(37)
Bank of America N.A.	11/3/15	USD	15,981,926	EUR	14,307,109	248,521
JPMorgan Chase Bank N.A.	12/2/15	USD	13,182,820	EUR	11,930,173	58,232
Bank of America N.A.	12/2/15	USD	11,553,432	EUR	10,455,150	51,541
Bank of America N.A.	12/2/15	USD	10,743,811	JPY	1,296,200,000	(1,431)
Bank of America N.A.	11/4/15	USD	10,729,264	JPY	1,284,500,000	84,158
Citibank, N.A.	11/3/15	USD	6,701,452	EUR	6,000,772	102,454
Citibank, N.A.	12/2/15	USD	2,626,136	GBP	1,700,735	4,746
Citibank, N.A.	11/3/15	USD	2,519,201	GBP	1,663,218	(44,795)
BNP Paribas	12/2/15	USD	2,400,018	GBP	1,554,265	4,387
BNP Paribas	11/3/15	USD	2,271,748	GBP	1,499,782	(40,298)
Citibank, N.A.	12/1/15	USD	2,038,969	CAD	2,668,226	(1,198)
Citibank, N.A.	11/2/15	USD	1,874,258	CAD	2,513,250	(47,775)
BNP Paribas	12/2/15	USD	1,238,241	KRW	1,414,085,200	(797)
BNP Paribas	11/3/15	USD	1,172,930	KRW	1,398,085,200	(53,285)
Toronto Dominion Securities	11/3/15	USD	1,107,759	EUR	991,597	17,309
BNP Paribas	11/3/15	USD	933,141	EUR	835,522	14,325
BNP Paribas	12/2/15	USD	741,512	CHF	730,290	1,943
BNP Paribas	11/3/15	USD	718,526	CHF	701,310	8,956
UBS AG	11/2/15	USD	624,725	CAD	837,750	(15,953)
Morgan Stanley Capital Services LLC	12/2/15	USD	504,376	SEK	4,280,000	3,055

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Morgan Stanley Capital Services LLC	11/3/15	USD	467,712	SEK	3,920,000	8,856
BNP Paribas	12/2/15	USD	427,733	AUD	600,439	262
UBS AG	12/2/15	USD	422,169	AUD	592,643	249
UBS AG	11/3/15	USD	421,905	AUD	601,734	(7,127)
HSBC Bank USA N.A.	12/2/15	USD	420,066	AUD	589,658	272
BNP Paribas	12/2/15	USD	410,707	EUR	371,604	1,899
Morgan Stanley Capital Services LLC	12/2/15	USD	373,093	MXN	6,180,000	(150)
UBS AG	12/1/15	USD	365,062	CAD	477,700	(195)
Bank of America N.A.	11/4/15	USD	350,149	MXN	5,950,000	(9,959)
BNP Paribas	11/3/15	USD	311,797	AUD	444,741	(5,301)
Barclays Capital	11/3/15	USD	310,793	AUD	443,325	(5,295)
Morgan Stanley Capital Services LLC	12/2/15	USD	296,066	DKK	1,997,520	1,318
BNP Paribas	11/3/15	USD	294,605	DKK	1,967,520	4,490
Citibank, N.A.	12/2/15	USD	273,528	JPY	33,000,000	(36)
Toronto Dominion Securities	12/1/15	USD	270,568	CAD	354,074	(162)
BNP Paribas	11/3/15	USD	225,847	THB	8,248,203	(6,030)
Morgan Stanley Capital Services LLC	12/2/15	USD	220,373	PLN	849,710	716
Morgan Stanley Capital Services LLC	12/2/15	USD	219,441	ZAR	3,045,000	633
Morgan Stanley Capital Services LLC	11/3/15	USD	208,584	ZAR	2,900,000	(861)
Toronto Dominion Securities	11/3/15	USD	202,206	PLN	769,710	3,044
BNP Paribas	12/2/15	USD	191,475	THB	6,832,448	(396)
HSBC Bank USA N.A.	11/3/15	USD	168,391	AUD	240,200	(2,870)
Morgan Stanley Capital Services LLC	12/2/15	USD	160,494	SGD	225,000	57
Morgan Stanley Capital Services LLC	11/3/15	USD	158,050	SGD	225,000	(2,545)
JPMorgan Chase Bank N.A.	12/1/15	USD	154,933	TRY	455,000	284
JPMorgan Chase Bank N.A.	11/3/15	USD	152,819	MYR	683,275	(6,193)
Morgan Stanley Capital Services LLC	11/3/15	USD	151,459	EUR	135,000	3,000
Citibank, N.A.	11/2/15	USD	148,773	TRY	455,000	(7,295)
UBS A.G.	12/2/15	USD	143,988	NZD	213,430	(192)
JPMorgan Chase Bank N.A.	12/2/15	USD	132,062	ILS	510,000	225
Morgan Stanley Capital Services LLC	11/3/15	USD	129,969	ILS	510,000	(1,845)
UBS AG	12/2/15	USD	120,974	MYR	519,002	452
Citibank, N.A.	11/3/15	USD	120,251	NZD	188,430	(7,316)
Morgan Stanley Capital Services LLC	12/2/15	USD	112,239	NOK	950,210	466
Morgan Stanley Capital Services LLC	11/3/15	USD	111,337	NOK	950,210	(490)
Goldman Sachs Bank AG	12/2/15	USD	100,450	MYR	430,000	596
Citibank, N.A.	11/3/15	USD	98,092	MYR	436,850	(3,573)
BNP Paribas	11/3/15	USD	90,829	CZK	2,210,000	1,138

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Morgan Stanley Capital Services LLC	12/2/15	USD	90,143	CZK	2,210,000	400
UBS AG	12/2/15	USD	75,223	EUR	68,073	335
Barclays Capital	12/1/15	USD	73,364	RUB	4,750,000	(348)
JPMorgan Chase Bank N.A.	11/2/15	USD	71,924	RUB	4,750,000	(2,484)
Morgan Stanley Capital Services LLC	11/4/15	USD	57,820	JPY	7,000,000	(192)
JPMorgan Chase Bank N.A.	12/2/15	USD	50,365	MYR	215,624	293
BNP Paribas	12/2/15	USD	49,977	MYR	215,000	50
BNP Paribas	12/2/15	USD	49,880	THB	1,772,000	119
Barclays Capital	12/2/15	USD	44,354	AUD	62,260	30
JPMorgan Chase Bank N.A.	12/2/15	USD	39,819	JPY	4,800,000	27
Toronto Dominion Securities	11/2/15	USD	34,661	CAD	45,000	246
Goldman Sachs Bank AG	12/2/15	USD	32,913	KRW	37,550,000	11
Toronto Dominion Securities	11/3/15	USD	32,640	AUD	45,000	555
Barclays Capital	11/3/15	USD	30,520	GBP	20,000	(311)
Toronto Dominion Securities	11/3/15	USD	27,274	EUR	25,000	(219)
JPMorgan Chase Bank N.A.	12/2/15	USD	21,200	MYR	91,300	(1)
Morgan Stanley Capital Services LLC	11/3/15	USD	21,169	PLN	80,000	469
Toronto Dominion Securities	11/2/15	USD	18,841	CAD	25,000	(278)
Toronto Dominion Securities	11/3/15	USD	18,533	GBP	12,000	34
JPMorgan Chase Bank N.A.	11/3/15	USD	16,790	NZD	25,000	(135)
Toronto Dominion Securities	12/2/15	USD	16,776	HKD	130,000	1
Toronto Dominion Securities	11/3/15	USD	16,774	HKD	130,000	1
Barclays Capital	11/4/15	USD	16,743	JPY	2,000,000	168
Morgan Stanley Capital Services LLC	11/4/15	USD	16,685	JPY	2,000,000	111
BNP Paribas	11/4/15	USD	16,610	JPY	2,000,000	36
Toronto Dominion Securities	11/3/15	USD	15,240	GBP	10,000	(176)
UBS AG	11/3/15	USD	15,131	GBP	10,000	(285)
JPMorgan Chase Bank N.A.	11/4/15	USD	14,201	JPY	1,700,000	112
Bank of America N.A.	11/3/15	USD	14,019	AUD	20,000	(241)
Barclays Capital	11/4/15	USD	13,812	MXN	230,000	(109)
JPMorgan Chase Bank N.A.	11/3/15	USD	10,592	ZAR	145,000	120
Goldman Sachs Bank AG	11/3/15	USD	9,987	THB	356,245	(28)
Morgan Stanley Capital Services LLC	11/3/15	USD	4,534	DKK	30,000	111
Morgan Stanley Capital Services LLC	11/3/15	USD	4,111	CHF	4,000	64
Credit Suisse International	11/3/15	USD	1,240	CHF	1,200	26
						224,380
Refer to the Statement of Net Assets for currency abbreviations.

Total International Bond Index Fund

At October 31, 2015, counterparties had deposited in segregated accounts securities with a value of $606,756,000 in connection with open forward currency contracts.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts not Offset in the		Net
	Reflected in	Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
	Statement of	Statement of	Receivable	Collateral	Collateral	(not less
	Net Assets[1]	Net Assets[1]	(Payable)	Pledged [2]	Received [2]	than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	385,140	(63,473)	321,667	—	486,531	—
Barclays Capital	595	(6,071)	(5,476)	3,340	—	—
BNP Paribas	38,399	(112,994)	(74,595)	83,862	—	—
Citibank, N.A.	108,370	(116,771)	(8,401)	—	80,632	—
Credit Suisse International	26	—	26	—	—	26
Goldman Sachs Bank AG	607	(542)	65	—	—	65
HSBC Bank USA N.A.	272	(3,213)	(2,941)	2,018	—	—
JPMorgan Chase Bank N.A.	59,293	(67,749)	(8,456)	8,807	—	—
Morgan Stanley Capital
Services LLC	19,391	(14,413)	4,978	—	6,242	—
Toronto Dominion Securities	21,345	(873)	20,472	—	33,351	—
UBS AG	1,395	(24,354)	(22,959)	18,553	—	—
Exchange Traded Futures
Contracts	21	—	21	718	—	—
Total	634,854	(410,453)	224,401	117,298	606,756	91

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Net Assets.
2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.
3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Total International Bond Index Fund

The fund had realized currency gains (included in accumulated net realized gains for financial reporting purposes) totaling $4,128,886,000 through October 31, 2015, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency gains are deferred until such time as they are used to offset other currency-related losses (primarily the currency component of unrealized losses on investment securities) that are not yet realized for financial reporting or tax purposes.

For tax purposes, at October 31, 2015, the fund had $131,911,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $16,601,000 to offset taxable capital gains realized during the year ended October 31, 2015. At October 31, 2015, the fund had available capital losses totaling $188,435,000 that may be carried forward indefinitely to offset future net capital gains.

At October 31, 2015, the cost of investment securities for tax purposes was $52,875,708,000. Net unrealized depreciation of investment securities for tax purposes was $3,067,966,000, consisting of unrealized gains of $227,083,000 on securities that had risen in value since their purchase and $3,295,049,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $26,560,856,000 of investment securities and sold $4,854,363,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,424,000 and $6,411,000, respectively. Total purchases and sales include $51,447,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,864,487	832,915	2,132,670	209,748
Issued in Lieu of Cash Distributions	266,566	25,116	194,549	19,083
Redeemed	(3,454,938)	(326,835)	(816,987)	(80,375)
Net Increase (Decrease)—Investor Shares	5,676,115	531,196	1,510,232	148,456
ETF Shares
Issued	2,403,883	45,420	1,573,080	30,735
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(783,071)	(14,650)	—	—
Net Increase (Decrease)—ETF Shares	1,620,812	30,770	1,573,080	30,735
Admiral Shares
Issued	8,542,278	403,808	3,170,758	156,138
Issued in Lieu of Cash Distributions	110,039	5,188	48,002	2,346
Redeemed	(878,152)	(41,445)	(289,196)	(14,176)
Net Increase (Decrease) —Admiral Shares	7,774,165	367,551	2,929,564	144,308
Institutional Shares
Issued	7,457,728	233,660	3,149,075	103,495
Issued in Lieu of Cash Distributions	154,438	4,851	81,125	2,646
Redeemed	(1,399,833)	(44,357)	(91,966)	(2,991)
Net Increase (Decrease) —Institutional Shares	6,212,333	194,154	3,138,234	103,150

At October 31, 2015, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 53% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and the Shareholders of Vanguard Total International Bond Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Bond Index Fund (constituting a separate portfolio of Vanguard Charlotte Funds, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2015

Special 2015 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund designates to shareholders foreign source income of $561,442,000 and foreign taxes paid of $3,176,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	4/30/2015	10/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$998.37	$0.86
ETF Shares	1,000.00	998.26	0.76
Admiral Shares	1,000.00	998.04	0.71
Institutional Shares	1,000.00	998.47	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.15% for ETF Shares, 0.14% for Admiral Shares, and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Barclays index to track general bond market performance. Barclays has not passed on the legality or suitability of the fund with respect to any person or entity. Barclays’ only relationship to Vanguard and the fund is the licensing of the Barclays index, which is determined, composed, and calculated by Barclays without regard to Vanguard or the fund or any owners or purchasers of the fund. Barclays has no obligation to take the needs of Vanguard, the fund, or the owners of the fund into consideration in determining, composing, or calculating the Barclays index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the fund.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the index or any data included therein or for interruptions in the delivery of the index. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the fund or any other person or entity from the use of the index or any data included therein in connec-
tion with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped
Index (USD Hedged), and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to the index. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein.
Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the index or any data included therein.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).
Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12310 122015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2015: $49,000
Fiscal Year Ended October 31, 2014: $48,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2015: $7,000,200
Fiscal Year Ended October 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2015: $2,899,096
Fiscal Year Ended October 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2015: $353,389
Fiscal Year Ended October 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2015: $202,313
Fiscal Year Ended October 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2015: $555,702
Fiscal Year Ended October 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 18, 2015
VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 18, 2015

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.